AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 26, 2000

                                                   REGISTRATION NO. 333-51051
                                                                     811-8190

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO.        [ ]
                       POST-EFFECTIVE AMENDMENT NO. 5       [x]

                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [x]

                                Amendment No. 21

                       UNITED OF OMAHA SEPARATE ACCOUNT C
                           (EXACT NAME OF REGISTRANT)

                     UNITED OF OMAHA LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                  Mutual of Omaha Plaza, Omaha, Nebraska, 68175
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE
                                 (402) 351-5225

                     NAME AND ADDRESS OF AGENT FOR SERVICE:
                            Michael E. Huss, Esquire
                            Mutual of Omaha Companies
                          Mutual of Omaha Plaza, 3-Law
                           Omaha, Nebraska, 68175-1008
                      Internet: mike.huss@mutualofomaha.com

        It is proposed that this filing will become effective (check appropriate box):

        [ ]    immediately upon filing pursuant to paragraph (b) of Rule 485.
        |X|    on May 1, 2000 pursuant to paragraph (b) of Rule 485.
        [ ]    60 days after filing pursuant to paragraph (a)(i) of Rule 485.
        [ ]    on (date) pursuant to paragraph (a)(i) of Rule 485.

        If appropriate, check the following box:
        |X| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              CROSS REFERENCE SHEET
                            Pursuant to Rule 495 (a)


                   Showing Location in Part A (Prospectus) and
                  Part B (Statement of Additional Information)
          of Registration Statement of Information Required by Form N-4
          -------------------------------------------------------------

                                     PART A

Item of Form N-4                                          Prospectus Caption

1.   Cover Page................................    Cover Page

2.   Definitions...............................    Definitions

3.   Synopsis..................................    Introduction and Summary

4.   Condensed Financial Information...........    Financial Statements

5.   General
 (a) Depositor.................................    About Us
 (b) Registrant................................    Variable Investment Options
 (c) Portfolio Company.........................    Variable Investment Options
 (d) Fund Prospectus...........................    Variable Investment Options
 (e) Voting Rights.............................    Voting Rights

6.   Deductions and Expenses
 (a) General...................................    Expenses
 (b) Sales Load %..............................    N/A
 (c) Special Purchase Plan....................     N/A
 (d) Commissions...............................    Distributor of the Policies
 (e) Expenses - Registrant.....................    N/A
 (f) Fund Expenses.............................    Other Expenses
 (g) Organizational Expenses...................    N/A

7.   General Description of Variable Annuity Contracts
(a) Persons with Rights.......................     Important Policy  Provisions;
                                                   Policy  Distributions;
                                                   Voting Rights
 (b) (i)   Allocation of Premium
           Payments............................    Introduction and Summary: How
                                                   the Policy Operates;  Dollar
                                                   Cost Averaging; STEP Program;
                                                   Asset Allocation Program
     (ii)  Transfers...........................    Transfers
     (iii) Exchanges...........................    N/A
 (c) Changes...................................    Variable Investment Options;
                                                   Policy Distributions
 (d) Inquiries.................................    Miscellaneous: Do You Have
                                                   Questions?

8.   Annuity Period............................    Policy Distributions

9.   Death Benefit.............................    Death Benefits

10.  Purchases and Contract Value

 (a) Purchases.................................    Policy Application and
                                                   Issuance
 (b) Valuation.................................    Accumulation Value
 (c) Daily Calculation.........................    Accumulation Value
 (d) Underwriter...............................    Distributor of the Policies

11.  Redemptions
 (a) By Owners.................................    Withdrawals
     By Annuitant..............................    N/A
 (b) Check Delay...............................    Policy Application and
                                                   Issuance
 (c) Lapse.....................................    N/A
 (d) Free Look.................................    Introduction and Summary

12.  Taxes.....................................    Federal Tax Matters

13.  Legal Proceedings.........................    Legal Proceedings

14.  Table of Contents for the Statement of
     Additional Information....................    Statement of Additional
                                                   Information


                                     PART B

Item of Form N-4                                   Statement of Additional
                                                   Information Caption

15.  Cover Page................................    Cover Page

16.  Table of Contents.........................    Table of Contents

17.  General Information
     and History...............................    (Prospectus) About Us

18.  Services
 (a) Fees and Expenses
     of Registrant.............................    N/A
 (b) Management Policies.......................    N/A
 (c) Custodian.................................    Custody of Assets
     Independent
     Auditors  ................................    Financial Statements
 (d) Assets of Registrant......................    Custody of Assets
 (e) Affiliated Person.........................    N/A
 (f) Principal Underwriter.....................    Distribution of the Policies

19.  Purchase of Securities
 Being Offered.................................    Distribution of the Policies
 Offering Sales Load...........................    N/A

20.  Underwriters..............................    Distribution of the Policies;
                                                  (Prospectus) Distributor of
                                                   the Policies
21.  Calculation of Performance................    Historical Performance Data
22.  Annuity Payments..........................    (Prospectus) Annuity Payments
23.  Financial Statements......................    Financial Statements

                           PART C -- OTHER INFORMATION

Item of Form N-4                                   Part C Caption

24.  Financial Statements
 and Exhibits..................................    Financial Statements and
                                                   Exhibits
 (a) Financial Statements......................    Financial Statements
 (b) Exhibits..................................    Exhibits

25.  Directors and Officers of the Depositor...    Directors and Officers of the
                                                   Depositor

26.  Persons Controlled By or Under Common Control Persons Controlled By or
     with the Depositor or Registrant ..........    Under Common Control
                                                    with the Depositor or
                                                    Registrant

27.  Number of Contractowners..................    Number of Policy Owners

28.  Indemnification...........................    Indemnification

29.  Principal Underwriters....................    Principal Underwriters

30.  Location of Accounts and Records..........    Location of Accounts and
                                                   Records

31.  Management Services.......................    Management Services

32.  Undertakings..............................    Undertakings

 Signature Page................................    Signatures

                                                   PROSPECTUS:  May 1, 2000

                                                                 ULTRA-ACCESS
                                                             Flexible Payment
                                             Variable Deferred Annuity Policy


    This Prospectus describes ULTRA-ACCESS, a variable annuity policy offered by UNITED OF OMAHA LIFE INSURANCE COMPANY with no withdrawal charge. To purchase a Policy, generally you must invest at least $5,000. Further investment is optional.

                                                 The Policy  includes 30 variable  options  (where you
    The   investment    portfolios    offered    have the investment risk) with investment  portfolios
    through  the  Policy  may have names that    from:
    are  nearly  the same or  similar  to the
    names of retail  mutual  funds.  However,     THE ALGER AMERICAN FUND
    these  investment  portfolios are not the     DEUTSCHE ASSET MANAGEMENT VIT FUNDS
    same as those retail mutual  funds,  even     FEDERATED'S INSURANCE SERIES
    though  they have  similar  names and may     FIDELITY'S  VARIABLE  INSURANCE PRODUCTS FUND AND
    have  similar   characteristics  and  the         VARIABLE INSURANCE PRODUCTS FUND II
    same     managers.     The     investment     MFS VARIABLE INSURANCE TRUST
    performance    of    these     investment     MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS
    portfolios is not necessarily  related to     PIONEER VARIABLE CONTRACTS TRUST
    the  performance  of  the  retail  mutual     SCUDDER VARIABLE LIFE INVESTMENT FUND
    funds.  The  investment   portfolios  are     T. ROWE PRICE EQUITY SERIES,  FIXED INCOME SERIES
    described in separate  prospectuses  that         AND INTERNATIONAL SERIES
    accompany this Prospectus.
                                                 and three fixed rate options (where we have the
                                                 investment risk).

    The variable options are not direct investments in mutual fund shares, but are offered through subaccounts of United of Omaha Separate Account C. THE VALUE OF YOUR POLICY WILL GO UP OR DOWN BASED ON THE INVESTMENT PERFORMANCE OF THE VARIABLE OPTIONS THAT YOU CHOOSE.
A Statement of Additional Information about us and the Policy, with the same date as this Prospectus, is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this Prospectus by reference. You may obtain a copy of the Statement of Additional Information by writing or calling us, or you may access it in our registration on the SEC's web site (HTTP://WWW.SEC.GOV), or you may review and copy it at the SEC's Public Reference Room in Washington D.C. (call the SEC at 1-800-SEC-0330 for details and public hours). The table of contents for the Statement of Additional Information is at the end of this Prospectus.

                                Please Read This Prospectus Carefully. It provides information you should consider before investing in a Policy. Keep this Prospectus and the prospectuses for the investment portfolios for future reference.

           THE SEC DOES NOT PASS UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS, AND HAS NOT APPROVED OR DISAPPROVED THE POLICY.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

             REMEMBER THAT THE POLICY AND THE INVESTMENT PORTFOLIOS:

o ARE  SUBJECT TO RISK,  INCLUDING  POSSIBLE  LOSS OF  PRINCIPAL
o ARE NOT BANK DEPOSITS
o ARE  NOT  GOVERNMENT  INSURED
o ARE  NOT  ENDORSED  BY ANY  BANK OR GOVERNMENT AGENCY
o MAY NOT ACHIEVE THEIR GOALS


UNITED OF OMAHA, Variable Product Services, P. O. Box 8430, Omaha, Nebraska 68103-0430 1-800-238-9354

-
-----------------------------------------------------------
CONTENTS

                                                                    PAGE(S)
                   ------------------------------------------------ --------
                   DEFINITIONS                                         3
                   ------------------------------------------------ --------
                   INTRODUCTION AND SUMMARY                           4-8
                       Comparison to Other Policies and
                   Investments
                       How the Policy Operates
                       Summary of Charges and Expenses
                       Examples of Expenses
                   ------------------------------------------------ --------
                    FINANCIAL STATEMENTS                              9-10
                   ------------------------------------------------ --------
                    ABOUT US                                           11
                   ------------------------------------------------ --------
                   INVESTMENT OPTIONS                                12-20
                       Variable Investment Options
                       Fixed Rate Options
                       Transfers
                       Dollar Cost Averaging
                       STEP Program
                       Asset Allocation Program
                       Rebalancing Program
                   ------------------------------------------------ --------
                   IMPORTANT POLICY PROVISIONS                       21-24
                       Policy Application and Issuance
                       Accumulation Value
                       Telephone Transactions
                       Death of Annuitant
                       Delay of Payments
                       Minor Owner or Beneficiary
                       Policy Termination
                   ------------------------------------------------ --------
                   EXPENSES                                          24-25
                       Mortality and Expense Risk Charge
                       Administrative Charges
                       Transfer Fee
                       Premium Tax Charge
                       Other Taxes
                       Other Expenses; Investment Advisory Fees
                   ------------------------------------------------ --------
                   POLICY DISTRIBUTIONS                              26-30
                       Withdrawals
                       Annuity Payments
                       Death Benefits
                   ------------------------------------------------ --------
                    FEDERAL TAX MATTERS                               31-33
                       Taxation of Nonqualified Policies
                       Taxation of Qualified Policies
                       Possible Tax Law Changes
                   ------------------------------------------------ --------
                   MISCELLANEOUS                                      34
                       Distributor of the Policies
                       Voting Rights
                       Distribution of Materials
                       Legal Proceedings
                       Do You Have Questions?
                   ------------------------------------------------ --------
                   STATEMENT OF ADDITIONAL INFORMATION                35
                   ------------------------------------------------ --------

-----------------------------------------------------------
DEFINITIONS


ACCUMULATION UNIT is a measurement of value in a particular Subaccount prior to the Annuity Starting Date. Purchase payments that are invested in the variable investment options are used to purchase Accumulation Units. The Policy sets forth the calculation of the value of Accumulation Units.

ACCUMULATION VALUE is the dollar value of all amounts accumulated under the Policy (in both the variable investment options and the fixed investment options).

ANNUITANT  is  the  person  on  whose  life  annuity  payments   involving  life
contingencies are based.

ANNUITY STARTING DATE is the date when annuity payments are scheduled to begin (the end of the accumulation phase). The latest Annuity Starting Date permitted is the Annuitant's 95th birthday (85th birthday in Pennsylvania).

BENEFICIARY is the person(s) or other legal entity who receives Policy benefits, if any, upon your death. If there are joint Owners, the surviving joint Owner is the primary Beneficiary and any named Beneficiary is a contingent Beneficiary.

BUSINESS DAY is each day that the New York Stock Exchange is open for trading.

CASH SURRENDER VALUE is the Accumulation Value less any Policy fee, and any premium tax charge not previously deducted.

OWNER is you -- the person(s) who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

POLICY is the Ultra-Access, a variable annuity policy with no withdrawal charge offered by us through this Prospectus.

POLICY YEAR is measured from the annual anniversary dates of the date of issue of the Policy.

SERIES FUNDS are diversified, open-end investment management companies in which the Variable Account invests.

SUBACCOUNT is a segregated account within the Variable Account investing in a specified investment portfolio of one of the Series Funds.

US, WE, OUR, UNITED OF OMAHA is United of Omaha Life Insurance Company.

VALUATION PERIOD is the period commencing at the close of business of the New York Stock Exchange on each Business Day and ending at the close of business for the next succeeding Business Day.

VARIABLE ACCOUNT is United of Omaha Separate Account C, a separate account maintained by us.

VARIABLE ANNUITY UNIT is a measurement of value in a particular Subaccount after the Annuity Starting Date. The Policy sets forth the calculation of the value of Variable Annuity Units.

WRITTEN NOTICE is written notice, signed by you, that gives us the information we require and is received at United of Omaha, Variable Product Services, P.O. Box 8430, Omaha, Nebraska 68103-0430.


-----------------------------------------------------------
    THIS PROSPECTUS MAY ONLY BE USED TO OFFER THE POLICY WHERE THE POLICY MAY LAWFULLY BE SOLD. NO ONE IS AUTHORIZED TO GIVE INFORMATION OR MAKE REPRESENTATIONS ABOUT THE POLICY THAT ISN'T IN THE PROSPECTUS; IF ANYONE DOES SO, YOU SHOULD NOT RELY UPON IT AS BEING ACCURATE OR ADEQUATE.

    THIS PROSPECTUS GENERALLY DESCRIBES ONLY THE VARIABLE INVESTMENT OPTIONS, EXCEPT WHEN THE FIXED RATE OPTIONS ARE SPECIFICALLY MENTIONED.

-------------------------------------------------------------------
INTRODUCTION AND SUMMARY

    THIS INTRODUCTION AND SUMMARY BRIEFLY NOTES SOME OF THE IMPORTANT THINGS ABOUT THE POLICY, BUT IT IS NOT A COMPLETE DESCRIPTION OF THE POLICY. THE REST OF THIS PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, AND YOU SHOULD READ THE ENTIRE PROSPECTUS CAREFULLY.

    The ULTRA-ACCESS Policy described in this Prospectus is a contract between you and United of Omaha Life Insurance Company. The Policy is a variable annuity policy, which means that you can allocate your purchase payments to up to 30 different variable investment options, where you can gain or lose money on your investment. The variable investment options are not direct investments in mutual funds, but are Subaccounts of the Variable Account. Each Subaccount in turn invests in a particular investment portfolio. You can also allocate your purchase payment to three fixed rate options, where we guarantee you will earn a fixed rate of interest. It is a deferred annuity, which means it has two phases: an accumulation (or deferral) phase and an annuity payout phase.
    During the accumulation phase, any earnings that you leave in the Policy are not taxed. During this phase you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers out of the fixed rate options). Withdrawals may be taxable, and a penalty tax may apply.
    The accumulation phase ends and the annuity payout phase begin on the Annuity Starting Date that you select. During the annuity payout phase, we will make periodic payments to you. You can select payments that are guaranteed to last for your entire life or for some other period. You can select payments that vary in amount, depending on the investment performance of the portfolios you pick, or payments that are fixed in amount. Some or all of each payment will be taxable.

o   COMPARISON TO OTHER POLICIES AND INVESTMENTS

                                A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits, guaranteed fees, and asset allocation models.


       COMPARED TO FIXED ANNUITIES.  Like fixed-interest annuities, the Policy:

o       offers the ability to accumulate capital on a tax-deferred basis;
o offers the ability to have a guaranteed minimum return on your investment (if you choose a fixed rate option);
o       allows you to make partial or full withdrawals from your Policy; and
o can provide annuity payments for the rest of your life or for some other period.

    The Policy is different from fixed-interest annuities in that, to the extent you select variable investment options, your Accumulation Value will reflect the investment experience of the selected variable investment options, so you have both the investment risk and opportunity, not us.

    COMPARED TO MUTUAL FUNDS. Although the underlying investment portfolios operate like mutual funds and have the same investment risks, in many ways the Policy differs from mutual fund investments. The main differences are:

o The Policy provides a death benefit that could be higher than the value of the Policy.
o Insurance-related charges not associated with direct mutual fund investments are deducted from the value of the Policy.
o Federal income tax liability on any earnings generally is deferred until you receive a distribution from the Policy.
o You can make transfers from one underlying investment portfolio to another without tax liability.
o Dividends and capital gains distributed by the investment portfolios are automatically reinvested.
o Withdrawals before age 59 1/2 generally are subject to a 10% federal tax penalty. Also, Policy earnings that would be treated as capital gains in a mutual fund are treated as ordinary income when distributed, although taxation of them is deferred until such earnings are distributed. Taxable earnings are considered to be paid out first followed by the return of your purchase payments.
o Most states grant you a short time period to review your Policy and cancel it for a return of premium paid. The terms of this "right to examine" period vary by state (see the cover of your Policy).
o We, not you, own the shares of the underlying investment portfolios. You have interests in our Subaccounts that invest in the investment portfolios that you select.

o   HOW THE POLICY OPERATES
    The  following  chart   summarizes  how  the  Policy   operates.   For  more
    information, refer to specific sections of this Prospectus.

               --------------------------------------------------
                             PURCHASE PAYMENT FLOW CHART
               --------------------------------------------------
                               PURCHASE PAYMENTS
               o   Minimum  initial  purchase  payment is $5,000
                   ($2,000 if you elect to make electronic funds transfer payments of at least $100 per month, or quarterly, semiannual or annual purchase payment equivalents).
               o   Minimum additional purchase payment is $500.
               o   No  additional   purchase  payments  will  be
                   accepted   after   earlier  of  the   Annuity
                   Starting Date or your 88th birthday.
               --------------------------------------------------


       ------------------------------------------------------------------
          DEDUCTIONS BEFORE ALLOCATING  PURCHASE PAYMENTS
          In some states we are required to pay premium taxes, which may be up to 3.5% of the purchase payment you make. The amount of premium tax we are required to pay in your state may be deducted from your purchase payment, upon surrender, upon the death of an Owner, or at the Annuity Starting Date. The timing of the deduction will vary in accordance with state law.
       ------------------------------------------------------------------


     ---------------------------------------------------------------------------
                      INVESTMENT OF PURCHASE PAYMENTS
     You direct the allocation of all net purchase payments among the
     30  Subaccounts of the Variable  Account,  the fixed account and the systematic transfer accounts. Each Subaccount invests in a corresponding investment portfolio of one of the Series Funds.
     ---------------------------------------------------------------------------


------------------------------------------------------------------------------
                             DEDUCTIONS FROM ASSETS

o Daily charges deducted from the net assets in the Variable Account equal an annual rate of:
     -    1.40% for our mortality and expense risk;
     -    0.20% for our administrative expenses.
o Annual Policy Fee of $30 per year assessed on each Policy anniversary (waived if Accumulation Value is more than $50,000).
o $10 fee for transfers among the Subaccounts and the fixed account (first 12 transfers per Policy Year are free).
o Investment advisory fees and operating expenses are deducted from the assets of each investment portfolio.

   -----------------------------------------------------------------------------

       -------------------------------------------------------------------------
                               ACCUMULATION VALUE
     o Your Accumulation Value is equal to your purchase payments adjusted up or down each Business Day to reflect the Subaccounts' investment experience, earnings on amounts you have invested in the fixed account and the systematic transfer accounts, charges deducted and other Policy transactions (such as partial withdrawals).
     o Accumulation Value may vary daily. There is no minimum guaranteed Accumulation Value for the Subaccounts.
     o Accumulation Value can be transferred among the Subaccounts and the fixed account.
     o Dollar cost averaging, asset allocation and rebalancing programs are available.
     o Accumulation Value is the starting point for calculating certain values under the Policy, such as the Cash Surrender Value and the death benefit.
          ----------------------------------------------------------------------


--------------------------------------------------------- ------------------------------------------------
           ACCUMULATION VALUE BENEFITS                                      DEATH BENEFITS

o   You can withdraw  all or part of the Cash  Surrender  o   Available  as a lump-sum or under a variety
    Value.                                                    of payment options.
o   Fixed and variable annuity payout options are         o   If you die by  accident,  you  may  receive
    available.                                                double  the  death  benefit  that  would be
                                                              paid  if  death  was not by  accident  as a
                                                              result of the accidental death benefit.*

                                                          *The accidental  death
                                                          benefit   may  not  be
                                                          available    in    all
                                                          states.
--------------------------------------------------------- ------------------------------------------------



o   SUMMARY OF CHARGES AND EXPENSES

The following table lists various costs and expenses that you will pay (directly or indirectly) if you invest in a Policy. In addition to these expenses, in some states you will pay a premium tax charge.

          POLICY OWNER TRANSACTION EXPENSES
          o   Transfer Fee            -  First 12 Transfers Per Year:   NO FEE
                                      -  Over 12 Transfers in One       $10 each
                                      Policy Year:
          VARIABLE ACCOUNT ANNUAL EXPENSES
                  (deducted daily to equal this annual % of Accumulation Value)
          o   Mortality and Expense Risk Fees                             1.40%
          o   Administrative Expense Charge                               0.20%
                                                                          -----
                              Total Variable Account Annual Expenses      1.60%
          OTHER ANNUAL EXPENSES
          o   Annual Policy Fee                                     $30 Per Year
                 (waived if Accumulation Value is greater than
                 $50,000 on the Policy anniversary)
          SERIES FUND ANNUAL EXPENSES
          o The following table shows the management fees and other expenses for each investment portfolio for 1999. Expenses could be higher (or lower) in the future. These expenses may reflect fee waivers
              and/or   expense   reimbursements.   Fee   waivers   and   expense
              reimbursements can be terminated at any time.



Series Fund Annual Expenses/1                                                         Total Portfolio
(as a percentage of average net assets)             Management     Other Expenses    Annual Expenses
                                                       Fees            ( after      (after fee waiver
Portfolio:                                          (after fee         expense         and expense
                                                    waiver)(a)     reimbursement)(a)reimbursement)(a)
================================================= ================ ================ ===================
Alger American Growth                                  0.75%            0.04%             0.79%
Alger American Small Capitalization                    0.85%            0.05%             0.90%
Deutsche VIT EAFE Equity Index Fund       (a)          0.26%            0.39%             0.65%
Deutsche VIT Small Cap Equity Index Fund  (a)          0.13%            0.32%             0.45%
Federated Prime Money Fund II             (a)          0.50%            0.23%             0.73%
Federated Fund for U.S. Govt. Securities II (a)        0.60%            0.18%             0.78%
Fidelity VIP II Asset Manager             (a)          0.58%            0.12%             0.70%
Fidelity VIP II Contrafund                (a)          0.58%            0.07%             0.65%
Fidelity VIP Equity Income                (a)          0.48%            0.08%             0.56%
Fidelity VIP II Index 500                 (a)          0.24%            0.04%             0.28%
MFS Capital Opportunities Series          (a)          0.75%            0.16%             0.91%
MFS Emerging Growth Series                             0.75%            0.09%             0.84%
MFS Global Governments Series             (a)          0.75%            0.16%             0.91%
MFS High Income Series                    (a)          0.75%            0.16%             0.91%
MFS Research Series                                    0.75%            0.11%             0.86%
MSDW Emerging Markets Equity              (a)          0.42%            1.37%             1.79%
MSDW Fixed Income                         (a)          0.14%            0.56%             0.70%
Pioneer Equity-Income                                  0.64%            0.06%             0.70%
Pioneer Growth Shares                                  0.65%            0.11%             0.76%
Pioneer Fund                                           0.63%            0.07%             0.70%
Pioneer Midcap Value Fund                              0.65%            0.11%             0.76%
Pioneer Real Estate Growth                (a)          1.00%            0.14%             1.14%
Scudder VLIF Global Discovery        (b), (d)          0.98%            0.90%             1.88%
Scudder VLIF Growth and Income            (b)          0.48%            0.32%             0.80%
Scudder VLIF International                             0.85%            0.18%             1.03%
T. Rowe Price Equity Income               (c)          0.00%            0.85%             0.85%
T. Rowe Price International Stock         (c)          0.00%            1.05%             1.05%
T. Rowe Price Limited Term Bond           (c)          0.00%            0.70%             0.70%
T. Rowe Price New America Growth          (c)          0.00%            0.85%             0.85%
T. Rowe Price Personal Strategy Balanced  (c)          0.00%            0.90%             0.90%
-------------------------------------------------------------------------------------------------------

(a) Without fee waiver or expense reimbursement limits the following funds would have had the charges set forth below:
                                                                                     TOTAL PORTFOLIO
          PORTFOLIO                               MANAGEMENT FEES   OTHER EXPENSES   ANNUAL EXPENSES
          -------------------------------------- ------------------ --------------- -------------------
          Deutsche VIT EAFE Equity Index Fund          0.45%            0.69%             1.l5%
          Deutsche VIT Small Cap Equity Index
              Fund                                     0.35%            0.83%             1.18%
          Federated Prime Money Fund II                0.50%            0.48%             0.98%
          Federated Fund for U.S. Govt.
              Securities II                            0.60%            0.43%             1.03%
          Fidelity VIP II Asset Manager                0.58%            0.13%             0.71%
          Fidelity VIP II Contrafund                   0.58%            0.09%             0.67%
          Fidelity VIP Equity Income                   0.48%            0.09%             0.57%
          Fidelity VIP II Index 500                    0.24%            0.10%             0.34%
          MFS Capital Opportunities                    0.75%            0.27%             1.02%
          MFS Global Governments                       0.75%            0.30%             1.05%
          MFS High Income                              0.75%            0.22%             0.97%
          MSDW Emerging Markets Equity                 1.25%            1.37%             2.62%
          MSDW Fixed Income                            0.40%            0.56%             0.96%
          Pioneer Real Estate Growth                   1.00%            0.30%             1.30%

          -------------------------------------- ------------------ --------------- -------------------
(b)  Other  Expenses   include  a  0.25%  12b-1  fee  assessed  for  payment  of
distribution  administration  expenses.
(c) T. Rowe Price Funds do not itemize management fees and other expenses.
(d) Effective May 1, 2000, Scudder Kemper Investments has agreed to waive all or a portion of its management  fees to limit the expenses of the Global  Discovery
Portfolio to 1.50% of the portfolio's  average daily net assets.  These expenses will remain in effect until at least April 30, 2001.
-------------------------------------------------------------------------------------------------------

--------
/1 The fee and expense data regarding each Series Fund, which are fees and expenses for 1999, was provided to United of Omaha by the respective Series Fund. The Series Funds are not affiliated with United of Omaha. We have not independently verified these figures.

EXAMPLES OF EXPENSES

   The following tables contain examples of the overall expenses you would pay, in different situations, over different time periods. These examples are based on certain assumptions, so your actual expenses will, in all likelihood, be different. In addition, the examples do not reflect any premium tax charges, which apply in some states. These examples can help you compare the expenses of the Policy with expenses of other variable annuity policies. These examples assume that the fee waiver and expense reimbursements limits set forth in the table above will be received.

========================================== ========================

 Examples/2                                Policy is  surrendered,
An   Owner   would   pay  the   following  annuitized,          or
expenses   on   a   $1,000    investment,  continued  in  force at
assuming a 5% annual return on assets if:  end of the time
------------------------------------------ ------------------------

Portfolio                                  1Yr   3Yr   5Yr   10Yr
                                                             ------


Alger American Growth                        25    78   137    311
Alger American Small Capitalization          26    82   143    324
------------------------------------------ ----- ----- ----- ------
                                                             ------
Deutsche VIT EAFE Equity Index Fund          24    74   129    293
Deutsche VIT Small Cap Equity Index Fund     22    68   118    268
------------------------------------------ ----- ----- ----- ------
Federated Prime Money Fund II                24    76   134    303
Federated Fund for U.S. Govt. Securities     25    78   137    309
II
------------------------------------------ ----- ----- ----- ------
Fidelity VIP II Asset Manager                24    76   132    299
Fidelity VIP II Contrafund                   24    74   129    293
Fidelity VIP Equity Income                   23    71   124    282
Fidelity VIP II Index 500                    20    62   109    246
------------------------------------------ ----- ----- ----- ------
MFS Capital Opportunities Series             26    82   144    326
MFS Emerging Growth Series                   26    82   144    326
MFS High Income Series                       25    80   140    317
MFS Research Series                          26    82   144    326
MFS Global Governments Series                26    81   141    319
------------------------------------------ ----- ----- ----- ------
MSDW Emerging Markets Equity                 35   110   192    436
MSDW Fixed Income                            24    76   132    299
------------------------------------------ ----- ----- ----- ------
Pioneer Midcap Value Fund                    25    77   135    307
Pioneer Real Estate Growth                   28    89   156    355
Pioneer Equity-Income                        24    76   132    299
Pioneer Growth Shares                        25    77   135    307
Pioneer Fund                                 24    76   132    299
------------------------------------------ ----- ----- ----- ------
Scudder VLIF Global Discovery                36   113   197    448
Scudder VLIF Growth & Income                 25    79   138    312
Scudder VLIF International                   27    86   150    341
------------------------------------------ ----- ----- ----- ------
T. Rowe Price Equity Income                  26    80   140    318
T. Rowe Price International Stock            28    87   151    343
T. Rowe Price Limited Term Bond              24    76   132    299
T. Rowe Price New America Growth             26    80   140    318
T. Rowe Price Personal Strategy Balanced     26    82   143    324
------------------------------------------ ----- ----- ----- ------

These examples should not be considered representations of past or future expenses. These examples are based on each investment portfolio's expenses for 1999. Actual expenses paid may be greater than or less than those shown, subject to the guarantees in the Policy. The assumed 5% annual rate of return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than this assumed rate.

--------
/2 The $30 annual Policy Fee is reflected as a daily 0.10% charge in these examples, based on an average Accumulation Value of $30,000.

                 For more detailed information about the Policy,
             Please read the rest of this Prospectus and the Policy.

-----------------------------------------------------------
FINANCIAL STATEMENTS

   The financial statements for United of Omaha and the Variable Account and the related independent auditors reports are contained in the Statement of Additional Information. (See the cover page on how to get a copy.) At December 31, 1999, net assets of the Subaccounts were represented by the following Accumulation Unit values and Accumulation Units. This information should be read in conjunction with the Variable Account's financial statements and related notes included in the Statement of Additional Information.

                                 Accumulation Unit     Accumulation Unit         Number of
Subaccount                           Value on          Value at End of      Accumulation Units
   (Date of Inception)          Commencement Date            Year            at End of Year**
                                            ($)*        (December 31)         (December 31)
                                                             ($)*
------------------------------------------- -------- --------------------- ---------------------
ALGER AMERICAN GROWTH (8/14/98)             10.000
        1998.....................................            12.140                  226
        1999.....................................            15.977                9,754
ALGER AMERICAN SMALL CAPITALIZATION         10.000
(8/14/98)
        1998.....................................            11.351                   32
        1999.....................................            16.022                  944
FEDERATED PRIME MONEY FUND II  (8/14/98)    1.000
        1998.....................................             1.011                  392
        1999.....................................             1.041              297,968
FEDERATED FUND FOR U.S. GOVT. SECURITIES    10.000
II                        (8/14/98)
        1998.....................................            10.251                    0
        1999.....................................            10.027                8,245
FIDELITY VIP II ASSET MANAGER (8/14/98)     10.000
        1998.....................................            11.114                    0
        1999.....................................            12.605                6,876
FIDELITY VIP II CONTRAFUND (8/14/98)        10.000
        1998.....................................            11.595                    0
        1999.....................................            14.177               11,263
FIDELITY VIP EQUITY INCOME (8/14/98)        10.000
        1998.....................................            10.980                  343
        1999.....................................            11.489               11,265
FIDELITY VIP II INDEX 500 (8/14/98)         10.000
        1998.....................................            11.569                  111
        1999.....................................            13.719               12,092
MFS EMERGING GROWTH SERIES (8/14/98)        10.000
        1998.....................................            11.915                    0
        1999.....................................            20.652                3,780
MFS HIGH INCOME SERIES (8/14/98)            10.000
        1998.....................................             9.534                  170
        1999.....................................             9.986                6,032
MFS RESEARCH SERIES (8/14/98)               10.000
        1998.....................................            11.270                    0
        1999.....................................            13.757                5,220
MFS CAPITAL OPPORTUNITIES SERIES (8/14/98)  10.000
        1998.....................................            11.600                  184
        1999.....................................            16.827                5,123
MFS GLOBAL GOVERNMENTS SERIES (8/14/98)     10.000
        1998.....................................            10.570                   38
        1999.....................................            10.143                  698
MSDW EMERGING MARKETS EQUITY (8/14/98)      10.000
        1998.....................................             9.893                    0
        1999.....................................            17.416                   31
MSDW FIXED INCOME (8/14/98)                 10.000
        1998.....................................            10.272                    0
        1999.....................................             9.941                1,066


                                       9

PIONEER  MIDCAP VALUE FUND (8/14/98)        10.000
        1998.....................................             9.744                    0
        1999.....................................            10.405                2,255
PIONEER REAL ESTATE GROWTH (8/14/98)        10.000
        1998.....................................             9.282                   34
        1999.....................................             8.758                  312
SCUDDER VLIF GLOBAL DISCOVERY (8/14/98)     10.000
        1998.....................................            10.744                    0
        1999.....................................            12.166                1,244
SCUDDER VLIF GROWTH AND INCOME (8/14/98)    10.000
        1998.....................................            10.647                    0
        1999.....................................            11.081                1,596
SCUDDER VLIF INTERNATIONAL (8/14/98)        10.000
        1998.....................................            10.381                  363
        1999.....................................            15.784               68,385
T. ROWE PRICE EQUITY INCOME (8/14/98)       10.000
        1998.....................................            10.892                    0
        1999.....................................            11.117                9,711
T. ROWE PRICE INTERNATIONAL (8/14/98)       10.000
        1998.....................................            10.747                    0
        1999.....................................            13.931               70,922
T. ROWE PRICE LIMITED TERM BOND (8/14/98)   10.000
        1998.....................................            10.248                  155
        1999.....................................            10.170                6,958
T. ROWE PRICE NEW AMERICA GROWTH (8/14/98)  10.000
        1998.....................................            11.353                    0
        1999.....................................            12.596                1,201
T. ROWE PRICE PERSONAL STRATEGY BALANCED    10.000
                          (8/14/98)
        1998.....................................            10.770                    0
        1999.....................................            11.490                5,486

*  Accumulation  Unit values are rounded to the nearest  hundredth of a cent.
** Number of Accumulation Units is rounded to the nearest unit.

-----------------------------------------------------------
ABOUT US

    We are United of Omaha Life Insurance Company, a stock life insurance company organized under the laws of the State of Nebraska in 1926. We are a wholly-owned subsidiary of Mutual of Omaha Insurance Company. The Mutual of Omaha family of companies provide life, health, disability, home and auto insurance, trust services, and investment sales and brokerage services. The Mutual of Omaha Companies have a proud tradition of supporting environmental education, beginning with its long-running MUTUAL OF OMAHA'S WILD KINGDOM television program, and continued through its Wildlife Heritage Trust. United of Omaha is principally engaged in the business of issuing group and individual life insurance and annuity policies, and group accident and health insurance in all states (except New York), and the District of Columbia. As of December 31, 1999, United of Omaha had assets of over $10 billion.
    We may from time to time publish (in advertisements, sales literature and reports to Policy Owners) the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's, and Duff & Phelps Credit Rating Company. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. The ratings do not bear on the investment performance of assets held in the Variable Account or on the safety or the degree of risk associated with an investment in the Variable Account.

-----------------------------------------------------------
INVESTMENT OPTIONS

                                The investment results of each investment portfolio, whose investment objectives are described below, are likely to differ significantly. You should consider carefully, and on a continuing basis, which portfolios or combination of investment portfolios and fixed rate options best suits your long-term investment objectives

    We  recognize you have very personal  goals and investment  strategies.  The
Policy allows you to choose from a wide array of investment options --- each chosen for its potential to meet specific investment objectives. You may allocate all or a part of your purchase payments to one or a combination of the variable investment options or the fixed rate options (although allocations to the systematic transfer accounts are limited to initial purchase payments and rollovers only). Allocations must be in whole percentages and total 100%.

     You can choose among 30 variable investment options and three fixed rate options.


o    VARIABLE INVESTMENT OPTIONS


                                The investment portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of certain portfolios available under the Policy are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of the portfolios available under the Policy may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios available under the Policy will be comparable to the investment results of any other mutual fund portfolio, even if the other portfolio has the same investment adviser or manager and the same investment objectives and policies, and a very similar name.
                                For detailed information about any investment portfolio, including its performance history, refer to the prospectus for that investment portfolio.


        With the Policy's variable investment options, you bear the investment risk, not us. You control the amount of money you invest in each of the investment portfolios, and you bear the risk those portfolios will perform worse than you expect.

        The Variable Account, United of Omaha Separate Account C, provides you with 30 variable investment options in the form of Series Fund investment portfolios. Each Series Fund is an open-end investment management company. When you allocate Policy funds to a Series Fund portfolio, those funds are placed in a Subaccount of the Variable Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Accumulation Value of your policy depends directly on the investment performance of the portfolios that you select.

    The Variable Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Variable Account or United of Omaha. The Variable Account was established as a separate investment account of United of Omaha under Nebraska law on December 1, 1993. Under Nebraska law, we own the Variable Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Variable Account. Any and all distributions made by the Series Funds with respect to the shares held by the Variable Account will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the investment portfolios. We do not make any representations about their future performance. The investment portfolios may fail to meet their objectives, and they could go down in value. Each portfolio operates as a separate investment fund, and the income or losses of one portfolio generally have no effect on the investment performance of any other portfolio. Complete descriptions of each portfolio's investment objectives and restrictions and other material information related to an investment in the portfolio are contained in the prospectuses for each of the Series Funds which accompany this Prospectus.


------------------- ---------------------------------------------------- ------------------------------------
                                Variable Investment Options
      Asset              Under United of Omaha Separate Account C                     Objective
    Category *                   (Series Fund - Portfolio)
 ------------------- -----------------------------------------------------------------------------------------
                                                          Investments
------------------- -----------------------------------------------------------------------------------------
                                                       C>

                    MFS Variable Insurance Trust -
                    MFS EMERGING GROWTH SERIES PORTFOLIO (5)             Long-term capital appreciation.

AGGRESSIVE
GROWTH
------------------- ---------------------------------------------------- ------------------------------------
                               Common stock of emerging growth companies
------------------- -----------------------------------------------------------------------------------------
                    Alger American Fund -
                    ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO (1)    Long-term capital appreciation.
------------------- ---------------------------------------------------- ------------------------------------
                               Common stock of small capitalization companies.
------------------- -----------------------------------------------------------------------------------------
                    Deutsche Asset Management VIT Funds -
                    DEUTSCHE VIT SMALL CAP EQUITY INDEX FUND  PORTFOLIO  Long-term capital appreciation.
                    (12)
------------------- -----------------------------------------------------------------------------------------
                               Common stock of small capitalization companies.
------------------- ---------------------------------------------------- ------------------------------------
                    Pioneer Variable Contracts Trust -                   Long-term capital appreciation
REAL ESTATE         PIONEER REAL ESTATE GROWTH PORTFOLIO (8)             with current income.
------------------- ---------------------------------------------------- ------------------------------------
                               Real estate  investment  trusts (REITs) and other
                               real estate industry companies.
------------------- -----------------------------------------------------------------------------------------
                    T. Rowe Price International Series, Inc. -
                    T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (10)     Long-term capital appreciation.



INTERNATIONAL
------------------- ---------------------------------------------------- ------------------------------------
                               Common stock of non-U.S. companies.
------------------- -----------------------------------------------------------------------------------------
                    Scudder Variable Life Investment Fund -
                    SCUDDER VLIF INTERNATIONAL PORTFOLIO (9)             Long-term capital appreciation.
------------------- ---------------------------------------------------- ------------------------------------
                               Common stock of non-U.S. companies.
------------------- -----------------------------------------------------------------------------------------
                    Scudder Variable Life Investment Fund -
                    SCUDDER VLIF GLOBAL DISCOVERY PORTFOLIO (9)          Long-term capital appreciation.
------------------- -----------------------------------------------------------------------------------------
                               Common stock of small U.S. and non-U.S. companies.
------------------- -----------------------------------------------------------------------------------------
                    Morgan Stanley Dean Witter Universal Funds, Inc. -
                    MSDW EMERGING MARKETS EQUITY PORTFOLIO (6)           Long-term capital appreciation.
------------------- ---------------------------------------------------- ------------------------------------
                               Equity  securities of growth companies located in
                               "emerging"  foreign  countries  (countries  whose
                               economies are less economically mature than those
                               of developed nations).
------------------- -----------------------------------------------------------------------------------------
                    Deutsche Asset Management VIT Funds -                Long-term capital appreciation.
                    DEUTSCHE VIT EAFE EQUITY INDEX FUND PORTFOLIO (12)
------------------- -----------------------------------------------------------------------------------------
                               Common stock of non-U.S. companies.
------------------- -----------------------------------------------------------------------------------------
                    MFS Variable Insurance Trust -
BOND -              MFS HIGH INCOME SERIES PORTFOLIO (5)                 High current income.
HIGH YIELD
------------------- ---------------------------------------------------- ------------------------------------
                               High  yield,   lower-rated  bonds  or  comparable
                               unrated securities.
------------------- -----------------------------------------------------------------------------------------
                    T. Rowe Price Equity Series, Inc. -
                    T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO (11)      Long-term capital appreciation.

GROWTH

------------------- -----------------------------------------------------------------------------------------
                               Common stock of U.S. growth companies.
------------------- -----------------------------------------------------------------------------------------

                                       13

                    MFS Variable Insurance Trust -                        Long-term capital appreciation
                    MFS RESEARCH SERIES PORTFOLIO (5)                     and future income.
 ------------------ -----------------------------------------------------------------------------------------
                               Common   stock  or   comparable   securities   of
                               companies expected to possess better-than-average
                               prospects for long-term growth.
------------------- -----------------------------------------------------------------------------------------
                    Fidelity Variable Insurance Products Fund II -
                    FIDELITY VIP II CONTRAFUND PORTFOLIO (3)             Long-term capital appreciation.
------------------- ---------------------------------------------------- ------------------------------------
                               Common stock of companies,  foreign and domestic,
                               which the fund  manager  believes  are  currently
                               undervalued.
------------------- -----------------------------------------------------------------------------------------
                    Alger American Fund -
                    ALGER AMERICAN GROWTH PORTFOLIO (1)                  Long-term capital appreciation.
------------------- ---------------------------------------------------- ------------------------------------
                               Equity  securities of companies with total market
                               capitalization of $1 billion or more.
------------------- -----------------------------------------------------------------------------------------
                    Pioneer Variable Contracts Trust -
                    PIONEER MIDCAP VALUE FUND PORTFOLIO (8)              Long-term capital appreciation.
------------------- ---------------------------------------------------- ------------------------------------
                               Securities of mid-size companies,  which the fund
                               manager believes are currently undervalued.
------------------- ---------------------------------------------------- ------------------------------------
                    MFS Variable Insurance Trust -
                    MFS CAPITAL OPPORTUNITIES SERIES PORTFOLIO (5)       Capital appreciation.
------------------- ---------------------------------------------------- ------------------------------------
                               Common  stock and related  securities  of foreign
                               and domestic companies.
------------------- -----------------------------------------------------------------------------------------
                    Pioneer Variable Contracts Trust -                   Capital appreciation.
                    PIONEER GROWTH SHARES PORTFOLIO (8)
------------------- ---------------------------------------------------- ------------------------------------
                               Common stock and equity securities of U.S. companies.
------------------- -----------------------------------------------------------------------------------------
GROWTH &            Fidelity Variable Insurance Products Fund II -       Capital appreciation
INCOME              FIDELITY VIP II INDEX 500 PORTFOLIO (3)              with current income.
------------------- ---------------------------------------------------- ------------------------------------
                               Common stock of companies  that  comprise the S&P
                               500 index.
------------------- -----------------------------------------------------------------------------------------
                    Scudder  Variable Life Investment  Fund -            Long-term  capital appreciation
                    SCUDDER VLIF GROWTH AND INCOME  PORTFOLIO  (9)       with current income.
------------------- ---------------------------------------------------- ------------------------------------
                               Common  and  preferred   stock,   and  securities
                               convertible  into common stock, of companies that
                               offer  the   prospect  for  growth  while  paying
                               current dividends.
------------------- -----------------------------------------------------------------------------------------
                    Pioneer Variable Contracts Trust -
                    PIONEER FUND PORTFOLIO (8)                           Current income and capital
                                                                         appreciation.
------------------- -----------------------------------------------------------------------------------------
                               Equity securities, primarily of U.S. companies.
------------------- -----------------------------------------------------------------------------------------
                    T. Rowe Price Equity Series, Inc. -                  Dividend income and long-term
                    T. ROWE PRICE EQUITY INCOME PORTFOLIO (11)           capital appreciation.
EQUITY
INCOME
------------------- -----------------------------------------------------------------------------------------
                               Common stock of  established  companies  that pay
                               dividends.
------------------- -----------------------------------------------------------------------------------------
                    Fidelity Variable  Insurance Products Fund -          Dividend income and  capital
                    FIDELITY  VIP  EQUITY  INCOME  PORTFOLIO  (3)         appreciation surpassing
                                                                          the S&P 500 average.
------------------- -----------------------------------------------------------------------------------------
                               Securities of established  companies that produce
                               income and capital appreciation.
------------------- -----------------------------------------------------------------------------------------
                    Pioneer  Variable  Contracts  Trust  -               Current  income  and long-term
                    PIONEER   EQUITY-INCOME   PORTFOLIO  (8)             capital appreciation.
------------------- -----------------------------------------------------------------------------------------
                                Income producing equity securities of U.S. companies.
------------------- -----------------------------------------------------------------------------------------
                    T. Rowe Price Equity Series, Inc. -
                    T. ROWE PRICE PERSONAL STRATEGY BALANCED PORTFOLIO   Capital appreciation and income.
                    (11)
BALANCED
------------------- -----------------------------------------------------------------------------------------
                               Diversified  portfolio of stock,  bonds and money
                               market securities.
------------------- -----------------------------------------------------------------------------------------
                    Fidelity Variable Insurance Products Fund II -
                    FIDELITY  VIP II ASSET  MANAGER  PORTFOLIO  (3,4)    High total return.
------------------- ---------------------------------------------------- ------------------------------------
                               Diversified  portfolio  of  domestic  and foreign
                               stock,   bonds,   short-term   and  money  market
                               securities.
------------------- -----------------------------------------------------------------------------------------
                    MFS Variable Insurance Trust -
BOND -              MFS GLOBAL GOVERNMENTS SERIES PORTFOLIO (5)          Income and capital appreciation.
INTERNATIONAL
------------------- -----------------------------------------------------------------------------------------
                               Foreign and U.S. government bonds or other debt securities.
------------------- -----------------------------------------------------------------------------------------
                    Federated Insurance Series -
                    FEDERATED FUND FOR U.S. GOVT. SECURITIES II          Current income.
                    PORTFOLIO (2)

BOND -
DOMESTIC

------------------- -----------------------------------------------------------------------------------------
                               U.S. government securities.
------------------- -----------------------------------------------------------------------------------------
                    T. Rowe Price Fixed Income Series, Inc. -
                    T. ROWE PRICE LIMITED TERM BOND PORTFOLIO (11)       Current income.
------------------- ---------------------------------------------------- ------------------------------------
                               Short-  and  intermediate-term  investment  grade
                               debt securities.
------------------- -----------------------------------------------------------------------------------------
                    Morgan Stanley Dean Witter Universal Funds, Inc. -
                    MSDW FIXED INCOME PORTFOLIO (7)                      Current income.
------------------- ---------------------------------------------------- ------------------------------------
                               Diversified portfolio of fixed income securities.
------------------- ---------------------------------------------------- ------------------------------------
                    Federated Insurance Series -
MONEY MARKET        FEDERATED PRIME MONEY FUND II PORTFOLIO (2)          Current income.
------------------- -----------------------------------------------------------------------------------------
                               High quality fixed income securities  maturing in
                               13 months or less.
------------------- -----------------------------------------------------------------------------------------


(*) Asset Category designations are our own to help you gain insight into each portfolio's intended objectives, but do not assure any portfolio will perform consistent with the categorization. INFORMATION CONTAINED IN THE SERIES FUNDS' PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING IN ANY SUBACCOUNT OF THE VARIABLE ACCOUNT.

                                We do not assure that any portfolio will achieve its stated objective. Detailed information, including a description of each portfolio's investment objective and policies, a description of risks involved in investing in each of the portfolios, and each portfolio's fees and expenses, is contained in the prospectuses for the Series Funds, current copies of which accompany this Prospectus. None of these portfolios are insured or guaranteed by the U.S. government.


INVESTMENT ADVISERS OF THE SERIES FUNDS:
    (1) Fred Alger Management, Inc.
    (2) Federated Investment Management Company.
    (3) Fidelity Management & Research Company.
    (4) Fidelity  Management & Research  (U.K.) Inc., and Fidelity  Management
        and  Research  Far  East  Inc.,   regarding  research  and  investment
        recommendations  with  respect to companies  based  outside the United
        States.
    (5) Massachusetts Financial Services Company.
    (6) Morgan Stanley Dean Witter Investment Management Inc.
    (7) Miller Anderson & Sherrerd, LLP.
    (8) Pioneer Investment Management, Inc.
    (9) Scudder Kemper Investments, Inc.
    (10)Rowe Price-Fleming International, Inc., a joint venture between T. Rowe Price Associates, Inc. and Robert
        Fleming Holdings Limited.
    (11)T. Rowe Price Associates, Inc.
    (12) Bankers Trust Company.

    The investment advisers of the Series Funds and the investment portfolios are described in greater detail in the prospectuses for the Series Funds.


    The performance history of each Variable Account Subaccount, which gives you an indication of how each portfolio has performed and the effect of Policy expenses on that performance, is discussed in the Statement of Additional Information. You may obtain a copy from us. The performance history of each portfolio is more fully described in the Series Fund prospectus for each portfolio. Past performance may not be an indication of future performance.

    Each investment portfolio is designed to provide an investment vehicle for variable annuity and variable life insurance contracts issued by various insurance companies. For more information about the risks associated with the use of the same funding vehicle for both variable annuity and variable life insurance contracts of various insurance companies, see the prospectuses of the Series Funds which accompany this Prospectus.

    We may receive revenues from the investment portfolios or their investment advisers. These revenues may depend on the amount our Variable Account invests in the Series Fund and/or any portfolio thereof.

o   ADDING, DELETING, OR SUBSTITUTING VARIABLE INVESTMENTS

    We do not control the Series Funds, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Variable Account. This means we may eliminate the shares of any portfolio held in our Variable Account and to substitute shares of another open end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the Variable Account. We will first notify you and receive any necessary SEC and state approval before making such a change.

    New portfolios may be added, or existing portfolios eliminated, when, in our sole discretion, conditions warrant such a change. If a portfolio is eliminated, we will ask you to reallocate any amount in the eliminated portfolio. If you do not reallocate these amounts, we will automatically reinvest them in the Federated Prime Money Fund II Portfolio.

    If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Variable Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Variable Account to other accounts.

o   FIXED RATE OPTIONS

                                All amounts allocated to the fixed rate options become part of the general account assets of
                                United of Omaha. Interests in the general account have not been registered with the SEC and are not subject to the SEC's regulation, nor is the general account registered as an investment company with the SEC. Therefore, SEC staff have not reviewed the fixed account disclosures in this Prospectus.


    There are three fixed rate options: a fixed account and two systematic transfer accounts. With fixed rate options, we bear the investment risk. This means we guarantee that you will earn a minimum interest rate. This minimum interest rate is guaranteed to yield at least 3% per year, compounded annually. We may declare a higher current interest rate. Whatever interest rate we declare will be guaranteed for at least one year. However, you bear the risk that we will not credit more interest than will yield 3% per year for the life of the Policy. We have full control over how assets allocated to fixed rate options are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this Prospectus is to disclose the Variable Account aspects of the Policy. For additional details regarding the fixed investment options, see the Policy.

o   SYSTEMATIC TRANSFER ACCOUNTS
    A systematic transfer account is the fixed rate option used if you elect (when you buy the Policy) to participate in the systematic transfer enrollment program ("STEP program"). You may only elect one program: the four-month or 12-month account. The STEP program is used to automatically transfer a predetermined dollar amount on a monthly basis to any of the Subaccounts you choose. You cannot transfer amounts from the STEP program to the fixed account. The allocation and the predetermined dollar amount may not be changed once the STEP program is elected. You must have a minimum of $5,000 in your systematic transfer account in order to participate in the STEP program. No additional funds may be allocated to a systematic transfer account after you purchase the Policy (except for funds designated to be transferred into the Policy pursuant to an Internal Revenue Code Section 1035 exchange or an IRA rollover or transfer).
    Funds allocated to the systematic transfer account must be completely transferred to the Variable Account in either four or 12 months (whichever you choose). We may credit a different rate of interest to the four-month account than to the 12-month account. Transfers from the systematic transfer accounts do not count toward the 12 free transfers allowed each Policy Year. You may not transfer funds into any systematic transfer account. The systematic transfer accounts may not be used to practice "market timing", and we may disallow transactions involving this account on that basis.

o   FIXED ACCOUNT AND SYSTEMATIC TRANSFER ACCOUNTS


                                We have sole discretion to set current interest rates of fixed rate options. We do not guarantee the level of future interest rates of fixed rate options, except that they will not be less than the minimum interest rate which is guaranteed to yield 3% per year (compounded annually).


    The fixed account and the systematic transfer accounts are part of our general account assets. Our general account includes all our assets except those segregated in the Variable Account or in any other separate investment account. You may allocate purchase payments to the fixed account or transfer amounts from the Variable Account to the fixed account. Instead of you bearing the investment risk, as you do with investments allocated to the Variable Account, we bear the full investment risk for investments in the fixed rate options. We have sole discretion to invest the assets of our general account, subject to applicable law.
    We guarantee that money invested in any fixed rate option will earn an effective rate of interest which will yield at least 3% per year, compounded annually. However, we have complete discretion to declare interest in excess of the guaranteed minimum rate, or not to declare any excess interest. Once declared, we guarantee that any rate will last for at least one year. Different rates of interest may be credited to each systematic transfer account and to the fixed account.

    We guarantee that, at any time prior to the Annuity Starting Date or the death of the Owner, the amount in your fixed account or systematic transfer account will not be less than:
     (i) the amount of purchase payment allocated or Accumulation Value transferred to the fixed account or systematic transfer account, plus
     (ii) interest at a rate which is guaranteed to yield 3% per year, plus
     (iii)excess interest (if any) credited to amounts in the fixed account or systematic transfer account, less
     (iv) premium taxes or other taxes allocable to the fixed account or systematic transfer account, and less
     (v) any amounts deducted from the fixed account or systematic transfer account in connection with partial withdrawals or transfers to the Variable Account.

o   TRANSFERS

    The Policy is designed for long-term investment, not for active trading or "market timing." Excessive transfers could harm other Policy Owners by having a detrimental effect on portfolio management. Subject to restrictions during the "right to examine period" and prior to the Annuity Starting Date, you may transfer Policy value from one Subaccount to another, from the Variable Account to the fixed account, or from the fixed account to any Subaccount subject to these rules:

    TRANSFER RULES:
o We must receive notice of the transfer --- either Written Notice or an authorized telephone transaction.
o The transferred amount must be at least $500, or the entire Subaccount value if it is less. (If the Subaccount value remaining after a transfer will be less than $500, we will include that amount as part of the transfer.)
o The first 12 transfers each Policy Year from Subaccounts are free. The rest cost $10 each. This fee is deducted from the amount transferred. You cannot make more than 24 transfers in a Policy Year.
o    A transfer from the fixed account:
-    may be made only once each Policy Year;
-    is free;
-    may be delayed up to six months (30 days in West  Virginia);
-    does not count toward the 12 free transfer limit; and
- is limited during any Policy Year to 10% of the fixed account value on the date of the initial transfer during that year.
o We reserve the right to limit transfers, or to modify transfer privileges. and we reserve the right to changes the transfers rules at any time.
o If the Accumulation Value in any Subaccount falls below $500, we may transfer the remaining balance, without charge, to the Federated Prime Money Fund II Portfolio.
o Transfers made pursuant to participation in the dollar cost averaging, STEP, asset allocation or rebalancing programs are not subject to the amount or timing limitations of these rules, nor are they subject to a transfer fee. See the sections of this Prospectus describing those programs for the rules of each program.
o If you transfer amounts from the fixed account to the Variable Account, we can restrict or limit any transfer of those amounts back to the fixed account.

    THIRD-PARTY TRANSFERS. Where permitted and subject to our rules, we may accept your authorization to have a third party exercise transfers on your behalf. Third-party transfers are subject to the same rules as all other transfers.

o   DOLLAR COST AVERAGING

                                The dollar cost averaging and the STEP program are intended to result in the purchase of more Accumulation Units when the Accumulation Unit value is low, and fewer units when the Accumulation Unit value is high. However, there is no guarantee that either program will result in a higher Accumulation Value or otherwise be successful.


    Our dollar cost averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from one Subaccount or the fixed account to any Subaccount(s). You can begin dollar cost averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Rules of the dollar cost averaging program are:

    DOLLAR COST AVERAGING RULES:
o   The dollar cost averaging program is free.
o We must receive notice of your election and any changed instruction --- either Written Notice or an authorized telephone transaction.
o    Automatic  transfers  can  occur  monthly,  quarterly,   semi-annually,  or
     annually.
o There must be at least $5,000 of Accumulation Value in the applicable Subaccount or fixed account from which transfers are being made to begin dollar cost averaging.
o    Amount  of  each  transfer  must  be at  least  $100,  and  must be $50 per
     Subaccount.
o If transfers are made from the fixed account, the maximum annual transfer amount is 10% of that account's value at the time of the first dollar cost averaging transfer during that year. There is no maximum transfer amount limitation out of the Subaccounts.
o   Dollar  cost  averaging   program   transfers  cannot  begin  before the end
    of  a  Policy's  "right  to examine"period.
o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy monthly anniversary following the date the Policy's "right to examine" period ends.
o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the applicable Subaccount or the fixed account is less than $500.

o    SYSTEMATIC TRANSFER ENROLLMENT
    PROGRAM ("STEP PROGRAM")

     The STEP program allows you to automatically transfer funds on a monthly basis from the systematic transfer account to any other Subaccount. It allows you to use a dollar cost averaging concept to move your initial purchase payment from a fixed interest rate account into variable investment options within either a four-month or a 12-month period, depending upon which time period you elect. You cannot transfer amounts from the STEP program to the fixed account. If you want to move funds from a fixed interest rate account into variable investment options over a longer time period using the same concept, then you should use the dollar cost averaging program. We may credit a different interest rate on amounts in a systematic transfer account than on amounts in the fixed account.

     STEP PROGRAM RULES:

                                You  cannot  transfer   amounts  from  the  STEP
                                program to the fixed account.


o    The STEP program is free.
o    Can only be selected on the initial application.
o Must have at least $5,000 in a systematic transfer account to begin the program.
o    You may only participate in one systematic transfer account, but not both.
o Amount transferred each month must be at least an amount sufficient to transfer the entire amount out of the systematic transfer account in either four or 12 equal monthly payments.
o    Transfers must be at least $50 per Subaccount.
o No new purchase payments may be allocated to this account after you purchase the Policy, except for funds designated in the application to be transferred into the Policy pursuant to an Internal Revenue Code Section 1035 exchange or an IRA rollover or transfer.
o Upon receipt of funds by Section 1035 exchange, the four or 12 monthly payment requirement is restarted and the minimum monthly transfer amount is recalculated.
o    Cannot begin before the end of the Policy's "right to examine"  period.
o You may specify transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, the transfers will be made on the next Business Day). If you do not select a start date, the STEP program will begin on the next Policy Monthly Anniversary following the date the Policy's "right to examine" period ends.
o    No transfers may be made into the systematic transfer account.
o All funds remaining in the systematic transfer account on the date of the last monthly transfer will be transferred to the Subaccounts in a pro rata amount consistent with your allocation instructions.
o The STEP program ends the earlier of the date when all amounts in the systematic transfer account have been transferred or the date of the last monthly STEP program transfer.

o    ASSET ALLOCATION PROGRAM

                                The asset allocation program does not protect against a loss, and otherwise is not guaranteed to achieve your goal.

    The asset allocation program allows you to allocate purchase payments and policy value among designated Subaccounts and the fixed account. You can specify your own desired allocation instructions, or you can choose to use one of the five asset allocation models outlined below. The fixed rate options are not included in this program.

    ASSET ALLOCATION PROGRAM RULES:
o    The asset allocation program is free.
o    You must request the asset allocation  program in the Policy application or
     by  Written  Notice  or  an  authorized  telephone   transaction.
o Changed instructions, or a request to end this program, must also be by Written Notice or authorized telephone transaction.
o You must have at least $10,000 of Accumulation Value to begin the asset allocation program.

o Transfers made pursuant to this program do not count in determining whether a transfer fee applies.
o    Asset allocation and STEP programs cannot run at the same time.
o The asset allocation program will automatically rebalance your accumulation Value in the Subaccounts to the model you select on an annual basis, unless you designate semiannual or quarterly rebalancing. Your Accumulation Value will be rebalanced to the then-current version of the model in effect.
o The Series Funds that are included in a model may change from period to period. Your election to use a model will remain in effect, without regard to changes in the funds in that model, unless you provide us with changed instructions.

The asset allocation program does not protect against a loss, and otherwise is not guaranteed to achieve your goal.

--------------------------------------------------------------------------------------------------------
                                        ASSET ALLOCATION MODELS
                                          CURRENT ALLOCATIONS*
------------------------------------ ------------- ------------- ----------- -------------- ------------
             Portfolio                Principal     Portfolio    Income         Capital       Equity
                                      Conserver     Protector     Builder     Accumulator    Maximizer
                                     (conservative)(moderately   (moderate)   (moderately   (aggressive)
                                                   conservative)              aggressive)
                                          %             %            %             %             %

MFS Emerging Growth Series                                                         3             5
Alger American Small Capitalization                                                5            10
Deutsche Small Cap Equity Index                         3            4             6             7
VIT Fund
Pioneer Real Estate Growth                                           4             5             6
T. Rowe Price International Stock                       6            7            12
Scudder VLIF International                                                                      15
Deutsche EAFE Equity Index VIT Fund       5             7            9             9            10
MFS High Income Series                    5             5            5
T. Rowe Price New America Growth                                     5             7             9
MFS Capital Opportunities Series          4             8            10           10             9
Fidelity VIP II Index 500                 5             10           10           11            12
Pioneer Equity Income                     7             10           10            8             6
Fidelity VIP Equity Income                                           5             9            11
MFS Global Governments Series             5             6            6
T. Rowe Price Limited Term Bond           43            32           20           15
MSDW Fixed Income                         6
Federated Prime Money Fund II             20            13           5
--------------------------------------------------------------------------------------------------------
     * WE  RETAIN  THE  RIGHT  TO  CHANGE  MODEL  ALLOCATIONS  OR TO  SUBSTITUTE
     PORTFOLIO OPTIONS THEREIN IN FUTURE PROSPECTUSES. AMOUNTS YOU ALLOCATE TO A
     MODEL  PORTFOLIO  WILL BE INVESTED  PURSUANT TO THE THEN CURRENT  PORTFOLIO
     ALLOCATIONS FOR THAT MODEL.
--------------------------------------------------------------------------------------------------------

    We use Ibbotson Associates, Inc. to develop the asset allocation model allocations. They are an investment consulting firm specializing in applying investment theories and empirical findings (such as historical return data collected on the investment portfolios) to quantify the benefits of diversification for particular investment profiles.


o   REBALANCING PROGRAM

The rebalancing program allows you to rebalance your Accumulation Value among designated Subaccounts and the fixed account pursuant to your instructions on a quarterly, semiannual, or annual basis. Rebalancing utilizes your allocation instructions in effect at the end of any STEP program period (so never rebalances any assets to the systematic transfer account). You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

    REBALANCING PROGRAM RULES:

                                The rebalancing program does not protect against a loss, and otherwise is not guaranteed to achieve your goal.

o    The rebalancing program is free.
o You must request the rebalancing program and give us your rebalancing instructions by Written Notice. Changed instructions, or a request to end this program must also be by Written Notice.
o You must have at least $10,000 of Policy Accumulation Value to begin the rebalancing program.
o    You may have rebalancing occur quarterly, semiannually or annually.
o Transfers made pursuant to this program do not count in determining whether a transfer fee applies.
o If you elect the asset allocation program, your Accumulation Value in the Subaccounts will automatically be rebalanced to the model you select on an annual basis, unless you elect semiannual or quarterly rebalancing. Your Accumulation Value will be rebalanced to the then-current version of the model in effect.

The rebalancing program does not protect against a loss and may not achieve your investment goal.

----------------------------------------------------------------------
IMPORTANT POLICY PROVISIONS

     The Ultra-Access Policy is a flexible purchase payment variable deferred annuity policy. The Policy allows you to save and invest your assets on a tax-deferred basis. A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as you live. In addition, if you die before those payments begin, the Policy will pay a death benefit to your Beneficiary. Some key rights and benefits under the Policy are summarized in this Prospectus; however, you must refer to the Policy itself for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy can be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or all proceeds have been paid under an annuity payout option or as a death benefit.

o    POLICY APPLICATION AND ISSUANCE

                                Replacing  an  existing  annuity  policy  is not
                                always   your   best   choice.    Evaluate   any
                                replacement carefully.


    To purchase a Policy, you must submit an application and a minimum initial purchase payment. A Policy usually will be issued only if you are age 0 through 85 (0 through 78 in Pennsylvania). We reserve the right to reject any application or purchase payment for any reason.
      If your application is in good order upon receipt, we will credit your initial net purchase payment to the Policy's Accumulation Value in accordance with the "right to examine" rules in your state within two Business Days after the later of the date we receive your application or your payment. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial purchase payment unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met. The date we credit your initial net purchase payment to your Policy's Accumulation Value is the date of issue of the Policy.
    You can purchase a tax-qualified policy in connection with a Section 401(a) pension or profit-sharing plan, a Section 403(b) tax-sheltered annuity or an IRA or Roth IRA, subject to certain limitations. See the FEDERAL TAX MATTERS section of this Prospectus for details.

o APPLICATION IN GOOD ORDER. All questions must be answered, but particularly note these requirements:
- The Owner's and the Annuitant's full name, Social Security number, and date of birth must be included.
- Your purchase payment allocations must be completed, be in whole percentages, and total 100%.
-  Initial purchase payment must meet minimum purchase payment requirements.
-  Your signature and your agent's signature must be on the application.
-  Identify the type of plan, whether it is nonqualified or qualified.
-  City, state, and date application was signed must be completed.
-  Your agent must be both properly licensed and appointed with us.

o    PURCHASE PAYMENT REQUIREMENTS
    Your purchase payment checks should be made payable to "United of Omaha Life Insurance Company." We may postpone crediting any payment made by check to your Policy's Accumulation Value until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our Electronic Fund Transfer program, you may select a monthly payment schedule for us to automatically deduct purchase payments from your bank account or other sources.

    Initial Purchase Payment:
    ------------------------

-    The only purchase payment required.  All others are optional.
- Mustbe at least $5,000; $2,000 if payment is made via our electronic fund transfer program and you elect to make additional electronic fund transfer payments of $100 per month, or quarterly, semiannual or annual payment equivalents. We have the right to change these payment requirements.

    Additional Purchase Payments:
    ----------------------------

- Must be at least $500; $100 if payments are made via our Electronic Fund Transfer program. We have the right to change these payment requirements.
- Will not be accepted on or after the sooner of (i) the Policy anniversary following your 88th birthday (78th birthday in Pennsylvania) or (ii) your Annuity Starting Date.

o   ALLOCATING YOUR PURCHASE PAYMENTS
    You must allocate your purchase payments to one or more of the variable investment or fixed rate options. Initial allocations in your Policy application will be used for additional purchase payments until you change your allocation. If you do not specify any allocation, we will not accept your purchase payment.
-  Allocations must be in whole percentages, and total 100%.
- The minimum allocation amount is $500 ($100 under the electronic fund transfer program).
- You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to payments received on or after the date we receive your Written Notice or authorized telephone transaction.
- All purchase payments will be allocated pursuant to your instructions on record with us, except your initial purchase payment and any additional purchase payments received during your Policy's "right to examine" period may be subject to special requirements.


    "Right to Examine" Period Allocations:
    -------------------------------------

    RETURN OF VALUE STATES. In states that permit us to refund your Accumulation Value upon your cancellation of the Policy during the "right to examine" period, we will allocate your initial purchase payment to your selected Subaccounts on the date of issue of the Policy.

     RETURN OF PURCHASE PAYMENT STATES. In states that require us to refund at least your full purchase payment upon your cancellation of the Policy during the "right to examine" period, we will hold the portion of your initial purchase payment allocated to the Variable Account in the Federated Prime Money Fund II Subaccount for the applicable "right to examine" period specified by the state of issue, plus five days from the date we mail the Policy to you. (Since the "right to examine" period is measured from the date you receive the Policy, the extra five days is to allow for estimated time needed to deliver the Policy.) At the end of that period, if you decide to keep your Policy, we will invest your initial purchase payment in the Subaccounts pursuant to your application instructions. (Any additional purchase payments we receive during the "right to examine" period plus five days will be allocated in the same manner.)

o    ACCUMULATION VALUE

    On your Policy's date of issue, the Accumulation Value equals the initial purchase payment less any charge for applicable premium taxes. On any Business Day thereafter, the Accumulation Value equals the sum of the values in the Variable Account and the fixed rate options. The Accumulation Value is expected to change from day to day, reflecting the expenses and investment experience of the selected investment portfolios (and interest earned in the fixed rate options) as well as the Policy's deductions for charges.

o    VARIABLE ACCOUNT VALUE.
    The value in the Variable Account equals the sum of the Accumulation Values for each Subaccount. The Accumulation Value for each Subaccount equals:
     (a) the current number of Accumulation Units in the Subaccount for the Policy; multiplied by
     (b)  the current Accumulation Unit value.

     A net purchase payment or transfer allocated to a Subaccount is converted into Accumulation Units by dividing the purchase payment or transfer by the Accumulation Unit value for the day during which the net purchase payment or transfer is allocated to the Variable Account. The initial Accumulation Unit value for each Subaccount was set at $10 when the Subaccount was established (except it was $1 for the Federated Prime Money Fund II Subaccount). The Accumulation Unit value may increase or decrease from one day to the next.

     The Accumulation Unit value for a Subaccount on any Business Day is calculated as follows:

         (a) The net asset value per share of the applicable investment portfolio multiplied by the number of shares held in the Subaccount, before the purchase or redemption of any shares on that date; minus
         (b) the cumulative unpaid charge for the mortality and expense risk charge, and the administrative expense charge; minus
         (c) any applicable charge for federal and state income taxes, if any; the result divided by
         (d) the total number of Accumulation Units held in the Subaccount on that date, before the purchase or redemption of any Accumulation Units on that day.

Positive investment experience of the applicable portfolio will increase the Accumulation Unit values and negative investment experience will decrease the unit values. Expenses and deductions will have a negative effect on Accumulation Unit values.

o   FIXED ACCOUNT VALUE.
    The  Accumulation Value of the fixed account on any Business Day equals:
     (a)  the Accumulation Value at the end of the preceding Policy month; plus
     (b) any net purchase payments credited since the end of the previous Policy month; plus
     (c) any transfers from the Subaccounts credited to the fixed account since the end of the previous Policy month; minus
     (d) any transfers from the fixed account to the Subaccounts since the end of the previous Policy month; minus
     (e) any partial withdrawal taken from the fixed account since the end of the previous Policy month; plus
     (f)  interest credited on the fixed account balance.

o   SYSTEMATIC TRANSFER ACCOUNT VALUE.
    The Accumulation Value of any systematic transfer account on any Business Day equals:
     (a)  the value at the Policy issue date; minus
     (b) any transfers from the systematic transfer account to the Subaccounts since the end of the previous Policy month; plus
     (c)  interest credited on the systematic transfer account balance.


o   TELEPHONE TRANSACTIONS

    TELEPHONE TRANSACTIONS PERMITTED      TELEPHONE TRANSACTION RULES:
o   Transfers.                            o   Only you may elect.  Do so on the Policy  application or by
o   Partial  withdrawals  of  $10,000 or      prior Written Notice to us.
    less by you  (may be  restricted      o   Must be  received  by close of the New York Stock  Exchange
    in community property states).           ("NYSE")  (usually  3 p.m.  Central  Time);  if later,  the
o   Change    of    purchase     payment      transaction  will be  processed  the  next  day the NYSE is
    allocations.                              open.
                                          o   Will be recorded for your protection.
                                          o   For  security,  you  must  provide
                                              your Social Security number and/or
                                              other identification information.
                                          o   May be discontinued at any time as
                                              to some or all Policy Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

o   DEATH OF ANNUITANT

    Upon the Annuitant's death, you may name a new Annuitant. If any Owner is the Annuitant, then upon that Owner's death, the Policy's applicable death benefit becomes payable to the named Beneficiary(ies). However, if the Beneficiary is the deceased Owner's spouse, then upon that Owner's death the spouse may be permitted under federal tax law to become the new owner of the Policy and to name an Annuitant and different Beneficiaries.

o   DELAY OF PAYMENTS

    We will usually pay any amounts from the Variable Account requested as a partial withdrawal or cash surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Variable Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.
    We may defer payments of partial withdrawals or a cash surrender from the fixed account for up to six months (30 days in West Virginia) from the date we receive your Written Notice.

o   MINOR OWNER OR BENEFICIARY

    A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy Beneficiary. Contrary to common belief, in most states parental status does not automatically give parents the power to provide an adequate release to us to make Beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named Beneficiary, we are able to pay the minor's Beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's Beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

o   POLICY TERMINATION

    We may cancel your Policy upon 60 days' notice to you if the Accumulation Value falls below $500. This cancellation would be a full surrender of the Policy.

 -----------------------------------------------------------
EXPENSES

    The charges and fees described below compensate us for our expenses in distributing the Policy, bearing mortality and expense risks under the Policy, and administering the investment options and the Policy. Except where stated otherwise, charges and fees shown are the maximum we will charge, and some actual expenses may be less. Each Series Fund also deducts expenses from each portfolio; those expenses are described in each Series Fund prospectus.

o   MORTALITY AND EXPENSE RISK CHARGE

                                1.40% annual rate, deducted daily from net assets in the Variable Account.


    We impose a DAILY CHARGE to compensate us for the mortality and expense risks we have under the Policy. This charge is equal to an annual rate of 1.40% (.0038626% daily) of the value of the net assets in the Variable Account, and will not increase. This charge is reflected in the Accumulation Unit values for each Subaccount.
    Our MORTALITY RISK arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Starting Date. The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy.
    Our EXPENSE RISK is that our costs to administer your Policy will exceed the amount we collect through administrative charges.
    If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is profit to us. We expect a profit from this charge.

o   ADMINISTRATIVE CHARGES

Policy Fee          $30 annually
------------------- ------------------------------------
                    0.20% annual rate (0.0005485%
Administrative      daily), deducted daily from the
Expense Charge      net assets of each Subaccount

    These charges help cover our cost to administer your Policy and will not increase.

    We deduct the Policy fee from your Policy's Accumulation Value on the last Business Day of each Policy Year prior to the Annuity Starting Date (and upon a complete surrender). This fee is levied by canceling Accumulation Units. The Policy Fee is deducted from each Subaccount in the same proportion that the value in each Subaccount bears to the total value in the Variable Account. This fee is waived if your Policy's Accumulation Value exceeds $50,000 on the last Business Day of the applicable Policy Year. This fee is also waived for employees of ours or our affiliated Mutual of Omaha Companies.

o   TRANSFER FEE

                                $10  per  Subaccount   transfer  after  12  free
                                transfers each Policy Year.


    The first 12 transfers from Subaccounts, and all transfers from the fixed account or the systematic transfer accounts are free. A transfer fee of $10 may be imposed for any transfer in excess of 12 per Policy Year. The transfer fee is deducted from the amount transferred. Simultaneous requests are treated as a single request. We will not impose the fee for transfers that are not the result of your request. Dollar cost averaging, asset allocation, STEP program and rebalancing program transfers do not count toward the 12 free transfers.

o   PREMIUM TAX CHARGE

                                Varies, up to 3.5%.


    Some states and municipalities levy a tax on annuity contracts issued by insurance companies, ranging up to 3.5% of your purchase payments. These tax rates, and the timing of the tax, vary and may change. Depending upon when the tax is paid by us in the state governing your Policy, if any, we deduct a charge for the tax (except in Oregon) we are obliged to remit either (a) from purchase payments as they are received, (b) upon surrender of the Policy, (c) upon your death, or (d) upon applying the Policy proceeds to an annuity payout option.

o   OTHER TAXES

                                Currently, NONE.


    No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other economic burdens resulting from taxes that we determine are properly attributable to the Variable Account.


o   OTHER EXPENSES;
    INVESTMENT ADVISORY FEES

                                See the INTRODUCTION AND SUMMARY section and each Series Fund's prospectus

    Each Series Fund portfolio is responsible for its own expenses. The net assets of each portfolio reflects deductions for investment advisory fees and other expenses. These charges are disclosed in each Series Fund's prospectus which accompany this Prospectus. They are also summarized in the Series Fund annual expenses table in the INTRODUCTION AND SUMMARY section at the beginning of this Prospectus.

-----------------------------------------------------------
POLICY DISTRIBUTIONS

    There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Starting Date. Tax penalties may apply to amounts taken out of your Policy before the Annuity Starting Date. Your Policy also provides several kinds of death benefits that may be paid upon your death prior to the Annuity Starting Date. All or part of a death benefit may be taxable.

o   WITHDRAWALS

                    Withdrawals may be subject to:
                    -       Income Tax
                    -       Penalty Tax
                    -       Premium Tax Charge


    You may withdraw all or part of your Policy's Cash Surrender Value prior to the Annuity Starting Date. Following a full surrender of the Policy, or at any time the Accumulation Value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

    SYSTEMATIC WITHDRAWAL PLAN

    The systematic withdrawal plan allows you to automatically withdraw payments of a predetermined dollar amount or fixed percentage of Accumulation Value from a specified investment option monthly, quarterly, semiannually or annually. Although this Plan mimics annuity payments, each distribution is a withdrawal that may be taxable; you may wish to consult a tax adviser before requesting this plan.

    WITHDRAWAL RULES

o Withdrawals must be by Written Notice or authorized telephone transaction. The "Request for Systematic Withdrawal Plan" form must specify a date for the first payment, which must be at least 30 but not more than 90 days after the form is received by us.
o Minimum withdrawal is $500 from any investment option ($100 for the systematic withdrawal plan).
o Any partial withdrawal must leave an Accumulation Value of at least $500. If less than $500 remains in an investment option, we will treat your withdrawal request as a full withdrawal of that investment option.
o No more than a pro rata amount (or 10% of the fixed account, whichever is less) may be withdrawn from the fixed account or systematic transfer account for any partial withdrawal. (Withdrawals from the systematic transfer account will not affect the minimum monthly transfer amount from that account, so they will cause the total amount to be transferred to be complete in less time than originally anticipated.) Only one withdrawal per year is allowed out of the fixed account.
o Withdrawals result in cancellation of Accumulation Units from each applicable Subaccount and deduction of Accumulation Value from the fixed rate options in the ratio that the value of each such investment option bears to the Policy's total Accumulation Value (i.e., pro rata from each applicable investment option). If you do not specify which investment option(s) to take the withdrawal from, it will be taken from each investment option in the proportion that the Accumulation Value in each investment option bears to the Policy's total Accumulation Value.
o Because a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate the Variable Account, the total amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total purchase payments made.
o Unless you give us Written Notice to not withhold taxes from a withdrawal, we must withhold 10% of the amount withdrawn to be paid as a federal tax, as well as any amounts required by state law to be withheld for state income taxes.

o   ANNUITY PAYMENTS

          Annuity payments:
          -       may be fixed or variable;
          -       may be taxable, and if premature, subject to a tax penalty.


    A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) that you name. The level of annuity payments is determined by your Policy Accumulation Value, the Annuitant's sex (except where prohibited by law) and age, and the annuity payout option selected.

    Annuity payment payees must be individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity payout option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Annuitant.

         FIXED ANNUITY PAYMENTS. Fixed annuity payments are based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. We have sole discretion whether or not to pay a higher rate for payout options 1, 2, 3, or 6 (see below). Current immediate annuity rates for the same class of annuities are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts are based on the 1983 Table "A" mortality table, and an interest rate which is guaranteed to yield 3% on an annual basis. Current interest rates, and further information, may be obtained from us.
         Fixed annuity payments are available under all six annuity payout options. The amount of each fixed annuity payment is set and begins on the Annuity Starting Date, and does not change.

     VARIABLE ANNUITY PAYMENTS. Variable annuity payments, other than the first, vary in amount depending upon the investment performance of the applicable Subaccounts.

                                "Annuity Purchase Value" is the Accumulation Value on the Annuity Starting Date reduced by the annual Policy fee, premium taxes, and income taxes and penalty tax.


    The first variable annuity payment amount is determined by applying the Annuity Purchase Value allocated to variable annuity payments to the annuity table applicable to the payout option chosen. The tables are determined from the 1983 table "A" mortality table with an assumed investment rate of 4%. If more than one Subaccount has been selected, the Annuity Purchase Value of each Subaccount is applied separately to the annuity table to determine the amount of the first annuity payment attributable to that particular Subaccount.

    Subsequent annuity payment amounts (after the first) are the sum of: the number of Variable Annuity Units for each Subaccount as determined for the first annuity payment multiplied by the value of a Variable Annuity Unit for that Subaccount 10 days prior to the date the variable annuity payment is due. This amount may increase or decrease from month to month. The number of Variable Annuity Units for each Subaccount is calculated by dividing the dollar amount of the first payment attributable to that Subaccount by the annuity unit value as of the date the amount of the first payment is calculated.

     If the net investment return of a Subaccount for a payment period is equal to the pro rated portion of the assumed investment rate, the variable annuity payment attributable to that Subaccount for that period will equal the payment for the prior period. To the extent that such net investment return exceeds the assumed investment rate for a payment period, the payment for that period will be greater than the payment for the prior period. To the extent that such return for a period falls short of the assumed interest rate, the payment for that period will be less than the payment for the prior period.

    Only annuity payout options 2, 4 and 6 are available for variable annuity payments.

o   ANNUITY STARTING DATE

                                Only 4 transfers are allowed each Policy Year after the Annuity Starting Date.


    You select the Annuity Starting Date by completing an election form that you can request from us at any time. The Annuity Starting Date is the date that annuity payments begin. The Annuity Starting Date may not be any earlier than the second Policy anniversary. This date may be as late as the Policy's annual anniversary date following the Annuitant's 95th birthday (85th in Pennsylvania). Tax-qualified Policies may require an earlier Annuity Starting Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Starting Date.

o   TRANSFERS AFTER THE ANNUITY STARTING DATE
    After the Annuity Starting Date, you may transfer amounts applied to variable annuity payments from one Subaccount to another or to the fixed account. Transfers are based on the Variable Annuity Unit values for the Business Day during which we receive your transfer request. A designated number of Variable Annuity Units of the designated Subaccount(s) is exchanged for Variable Annuity Units of another Subaccount, the value of which is such that the dollar amount of an annuity payment made on the date of the exchange would be unaffected by the exchange.

o   SELECTING AN ANNUITY PAYOUT OPTION

                                The longer the guaranteed or projected annuity payout option period, the lower the amount of each annuity payment.


    You choose your annuity payout option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the Annuity Starting Date. If no selection is made by then, we will apply Accumulation Value in the Variable Account to provide variable annuity payments, and Accumulation Value in the fixed account to provide fixed annuity payments, and annuity payments will be made under payout option 4 providing lifetime income with payments guaranteed for 10 years. We may pay your Policy proceeds in one sum if they are less than $2,000, or when the payout option chosen would result in periodic payments of less than $20.

    If you die before the Annuity Starting Date (and the Policy is in force), your Beneficiary may elect to receive the death benefit under one of the annuity payout options (unless applicable law or a settlement agreement dictate otherwise).

o   ANNUITY PAYOUT OPTIONS
    If the continuation of variable payments being made under option 2 or 6 does not depend upon the payee remaining alive, you may surrender your Policy and receive the commuted value of any unpaid payments. However, if your payments under option 2 or 6 depends upon the payee's continued life, you cannot surrender your Policy for cash. In this case, once option payments commence, payments will end upon the payee's death.
    When the Owner dies, we will pay any unpaid guaranteed payments to your Beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.
    NOTE: UNLESS YOU ELECT A PAYOUT OPTION WITH A GUARANTEED PERIOD OR OPTION 1 (DESCRIBED BELOW), IT IS POSSIBLE THAT ONLY ONE ANNUITY PAYMENT WOULD BE MADE UNDER THE ANNUITY PAYOUT OPTION IF THE ANNUITANT DIES BEFORE THE DUE DATE OF THE SECOND ANNUITY PAYMENT, ONLY TWO ANNUITY PAYMENTS WOULD BE MADE IF THE ANNUITANT DIED BEFORE THE DUE DATE OF THE THIRD ANNUITY PAYMENT, ETC.
    Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

    The following annuity payout options are currently available:

A death benefit is payable upon:
- purchase payment check or draft being honored (i.e., your Policy is in force);
-       receipt of Due Proof of Death of the first Owner to die;
-       election of an annuity payout option (or lump- sum payment); and
-       proof that such Owner died before annuity payments begin.

             "Due Proof of Death" is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.


1) PROCEEDS HELD ON DEPOSIT AT INTEREST. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

2) INCOME OF A SPECIFIED AMOUNT. Proceeds are paid in monthly installments of a specified amount over at least a five-year period until proceeds, with interest, have been fully paid.

3) INCOME FOR A SPECIFIED PERIOD. Periodic payments of proceeds are paid for the number of years chosen. If no other frequency is selected, payments will be made monthly. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

4) LIFETIME INCOME. Proceeds are paid as monthly income during the Annuitant's life. The amount of the monthly income annuity payment will be an amount computed using either the Lifetime Monthly Income Table set forth in the Policy (based on the 1983 Table "A" mortality table) or, if more favorable to the Annuitant, our then current lifetime monthly income rates for payment of proceeds. If a variable payout option is chosen, all variable annuity payments, other than the first variable annuity payment, will vary in amount according to the investment performance of the applicable variable investment options.
    GUARANTEES AVAILABLE FOR THE LIFETIME INCOME OPTION Guaranteed Period - An amount of monthly income is guaranteed for a specified number of years, and thereafter as long as the Annuitant lives. Guaranteed Amount - An amount of monthly income is guaranteed until the sum of the payments equal the proceeds placed under the option and as long after that as the Annuitant lives.

5)  LUMP-SUM.  Proceeds are paid in one sum.

6) ALTERNATIVE SCHEDULES. We may be able to accommodate making annuity payments under other options, including joint and survivor periods. Contact us for more information.

o   DEATH BENEFITS

    We will pay the death benefit after we receive necessary documentation of an Owner's death, or as soon thereafter as we have sufficient information about the Beneficiary to make the payment. Death benefits may be paid pursuant to an annuity payout option (including a lump-sum payment) to the extent allowed by applicable law and any settlement agreement in effect at your death. If the Beneficiary does not make an annuity payout option election within 60 days of our receipt of Due Proof of Death regarding your death, we will issue a lump-sum payment to the Beneficiary.

    If an Owner of the Policy is a corporation, trust or other nonindividual, we treat the primary Annuitant as an Owner for purposes of the death benefit. The "primary Annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. A change in the primary Annuitant will be treated as the death of an Owner.

     If the Annuitant is an Owner or joint Owner, the Annuitant's death is treated as an Owner's death.

     If the Annuitant is not an Owner and the Annuitant dies before the Annuity Starting Date, the Owner may name a new Annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new Annuitant, the Owner will become the Annuitant.
     We will deduct any applicable premium tax not previously deducted from the death benefit payable.

o   STANDARD DEATH BENEFIT

    If you or a joint Owner dies before the Annuity Starting Date (and the Policy is in force), the Policy will terminate, and we will pay a death benefit to your Beneficiary. The death benefit equals the largest of:
1) your Policy's Accumulation Value on the later of the date we receive Due Proof of Death and an annuity payout option election less any charge for applicable premium taxes; or
2)  the sum of net purchase payments, less partial withdrawals.
    If you or a joint Owner dies on or after the Annuity Starting Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid at least as rapidly as under the annuity payout option then in effect.

o   ACCIDENTAL DEATH BENEFIT

     If you or any joint Owner die from bodily injury sustained in a common carrier accident, we will pay double the standard death benefit instead of the amount otherwise payable.
     For the accidental death benefit to be payable, bodily injury must be sustained by the Owner while a passenger in a common carrier. Death must be independent of any sickness or other causes and must occur within 90 days of the date of the accident. We will pay only the standard death benefit if applicable, instead of the accidental death benefit, if the Owner's death results from the following: (a) suicide; (b) an act of declared or undeclared war; (c) an injury received while intoxicated; (d) an injury received while the Owner is under the influence of a controlled substance, unless administered on the advice of a physician; or (e) an injury received while committing a felony or engaged in an illegal occupation. The accidental death benefit may not be available in all states.

o   BENEFICIARY
     You may change your Beneficiary by sending Written Notice to us, unless the named Beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named Beneficiary is irrevocable, you may change the named Beneficiary only by Written Notice signed by both you and the Beneficiary. If more than one named Beneficiary is designated, and you fail to specify their interests, they will share equally.
     If there are joint Owners, the surviving joint Owner will be deemed the Beneficiary, and the Beneficiary named in the Policy application or as subsequently changed will be deemed the contingent Beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent Beneficiary.
     If the Beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner.
     If the named Beneficiary dies before you, then your estate is the Beneficiary until you name a new Beneficiary.

o   IRS REQUIRED DISTRIBUTION
     Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Starting Date, then the entire value of your Policy must be distributed within five years of your death. Therefore, any death benefit must be paid within five years after your death. The five-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual Beneficiary; and (b) will be paid over the lifetime or the life expectancy of that Beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. The Statement of Additional Information has a more detailed description of these rules. Other required distribution rules apply to tax-qualified Policies.

-------------------------------------------------------
FEDERAL TAX MATTERS

        The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Policy. This discussion of federal income tax considerations relating to the Policy is based upon our understanding of laws as they now exist and are currently interpreted by the Internal Revenue Service ("IRS").

        When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a "Qualified Policy." If your annuity is independent of any formal retirement or pension plan, it is termed a "Nonqualified Policy." The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan.

o   TAXATION OF NONQUALIFIED POLICIES

     If a non-natural person (e.g., a corporation or a trust) owns a Nonqualified Policy, the taxpayer generally must include in income any increase in the excess of the Accumulation Value over the investment in the Policy (generally, the purchase payments paid for the Policy) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

     The following discussion generally applies to Policies owned by natural persons.

o WITHDRAWALS. When a withdrawal from a Nonqualified Policy occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the Owner's investment in the Policy (generally, the purchase payments paid for the Policy, reduced by any amount previously distributed from the Policy that was not subject to tax) at that time. In the case of a surrender under a Nonqualified Policy, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Policy.

o PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Nonqualified Policy, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:
-    made on or after the taxpayer reaches age 59 1/2;
-    made on or after an Owner's death;
-    attributable to the taxpayer's becoming disabled; or
- made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Policy. You should consult a tax adviser with regard to exceptions from the penalty tax.

o ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Policy ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Policy has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

o TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from the Policy because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Policy, or
(ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

o TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A POLICY. A transfer or assignment of ownership of the Policy, the designation of an Annuitant, the selection of certain Annuity Starting Dates, or the exchange of the Policy may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax advisor as to the tax consequences.

o WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

o MULTIPLE POLICIES. All Nonqualified deferred annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

o FURTHER INFORMATION. We believe that the Policy qualifies as an annuity contract for Federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Policy."

o   TAXATION OF QUALIFIED POLICIES

     The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Policy may be subject to the terms of the retirement plan itself, regardless of the terms of the Policy. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Policy comply with the law. Also, you may wish to consult a tax and/or financial adviser regarding the use of the Policy within a qualified or other retirement plan, since the purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits, guaranteed fees and asset allocation models that most retirement plans do not provide.

o INDIVIDUAL RETIREMENT ACCOUNTS (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of $2,000 or 100% of adjusted gross income. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2 , unless certain exceptions apply. The Internal Revenue Service has not reviewed the Policy for qualification as an IRA.

o ROTH IRAS, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

o CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant, or both may result if the Policy is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Policy. The standard death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser.

o TAX-SHELTERED ANNUITIES under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a policy that will provide an annuity for the employee's retirement. The Policy will only accept transfers from an existing tax-sheltered annuity contract, and will not accept direct payments of salary reduction contributions. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The standard death benefit could be characterized as an incidental benefit, the amount of which is limited in a tax-sheltered annuity. Because the death benefit may exceed this limitation, individuals using the Policy in connection with such plans should consult their tax adviser.

o OTHER TAX ISSUES. Qualified Policies have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

     Distributions from Qualified Policies generally are subject to withholding for the Owner's Federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

     "Eligible rollover distributions" from section 401(a) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

o   POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

     We have the right to modify the Policy in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any Policy and do not intend the above discussion as tax advice.

-----------------------------------------------------------
MISCELLANEOUS


o   DISTRIBUTOR OF THE POLICIES

    Mutual of Omaha Investor Services, Inc. ("MOIS"), Mutual of Omaha Plaza, Omaha Nebraska 68175, is the principal underwriter of the Policies. Like us, MOIS is an affiliate of Mutual of Omaha Insurance Company. MOIS enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and may also be licensed as insurance agents to sell variable annuities. MOIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions paid to distributors may be up to 7 1/2% of purchase payments. We may also pay other distribution expenses such as production incentive bonuses, including non-cash awards. These distribution expenses do not result in any charges under the Policy that are not described under the EXPENSES section of the Prospectus.

o   VOTING RIGHTS

    As required by law, we will vote Series Fund shares held by the Variable Account at regular and special shareholder meetings of the Series Funds pursuant to instructions received from persons having voting interests in the Series Funds. The Series Funds may not hold routine annual shareholder meetings.
    As a Policy Owner, you may have a voting interest in the Series Fund you are invested in. You will receive proxy material, reports, and other materials relating to each Series Fund in which you have voting interests.

o   DISTRIBUTION OF MATERIALS

    We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box in accordance with the rules of the Securities and Exchange Commission.

o   LEGAL PROCEEDINGS

    As of the date of this Prospectus, there are no legal proceedings affecting the Variable Account, or that are material in relation to our total assets.

DO YOU HAVE QUESTIONS?
        If you have questions about your Policy or this Prospectus, you may contact your agent or broker who gave this Prospectus to you, or you may contact us at: UNITED OF OMAHA, Variable Product Services, P.O. Box 8430, Omaha, Nebraska 68103-0430. Telephone 1-800-238-9354.

-------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION

     You may obtain, at no cost, a Statement of Additional Information which contains more details concerning the disclosures in this Prospectus by contacting us. You may also access it in our registration on the SEC's web site (http://www.sec.gov), or you may review and copy it at the SEC's Public Reference Room in Washington D.C. (call the SEC at 1-800-SEC-0330 for details and public hours).

     Here is the table of contents to our Statement of Additional Information:

                                    CONTENTS                 PAGE(S)
                      -------------------------------------- --------
                      The Policy - General Provisions          2-3
                          Owner and Joint Owner
                          Entire Contract
                          Deferment of Payment and
                          Transfers
                          Incontestability
                          Misstatement of Age or Sex
                          Nonparticipating
                          Assignment
                          Evidence of Age or Survival
                      -------------------------------------- --------
                       Federal Tax Matters                      3-4
                          Tax Status of the Policy
                          Taxation of United of Omaha
                      -------------------------------------- --------
                      State Regulation of United of Omaha       4
                      Administration
                      Records and Reports
                      Distribution of the Policies
                      Custody of Assets
                      -------------------------------------- --------
                       Historical Performance Data              5-9
                          Money Market Yields
                          Other Subaccount Yields
                          Average Annual Total Returns
                          Other Performance Information
                      -------------------------------------- --------
                      Other Information                         9
                      -------------------------------------- --------
                      Financial Statements                      9
                      -------------------------------------- --------

                       STATEMENT OF ADDITIONAL INFORMATION

                        THE ULTRA-ACCESS VARIABLE ANNUITY

               Issued through: UNITED OF OMAHA SEPARATE ACCOUNT C

       Offered by: UNITED OF OMAHA LIFE INSURANCE COMPANY ("we, us, our")

                              Mutual of Omaha Plaza
                              Omaha, Nebraska 68175


     This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Ultra-Access Variable Annuity Policy (the "Policy"). You may obtain a copy of the Prospectus dated May 1, 2000 by calling 1-800-238-9354 or by writing to us at: United of Omaha, Variable Product Services, P.O. Box 8430, Omaha, Nebraska 68103-0430. Terms used in the current Prospectus for the Policy have the same meaning in this Statement.

                     This   Statement  of  Additional   Information   is  not  a
   prospectus. You should read it only in conjunction with the prospectuses for the Policy and the Series Funds.

Dated:  May 1, 2000

                                    CONTENTS                 PAGE(S)
                      -------------------------------------- ---------
                      The Policy - General Provisions          2-3
                          Owner and Joint Owner
                          Entire Contract
                          Deferment of Payment
                          and              Transfers
                          Incontestability
                          Misstatement of Age or Sex
                          Nonparticipating
                          Assignment
                          Evidence of Age or Survival
                      -------------------------------------- ---------
                       Federal Tax Matters                      3-4
                          Tax Status of the Policy
                          Taxation of United of Omaha
                      -------------------------------------- ---------
                       State Regulation of United of Omaha       4
                      Administration
                      Records and Reports
                      Distribution of the Policies
                      Custody of Assets
                      -------------------------------------- ---------
                      Historical Performance Data              5-9
                          Money Market Yields
                          Other Subaccount Yields
                          Average Annual Total Returns
                          Other Performance Information
                      -------------------------------------- ---------
                      Other Information                         9
                      -------------------------------------- ---------
                      Financial Statements                      9
                      -------------------------------------- ---------

    The following provides additional information about us and the Policy which may be of interest to you and is not addressed in the Prospectus.

                         THE POLICY - GENERAL PROVISIONS
OWNER AND JOINT OWNER
    While you are alive, only you may exercise the rights under the Policy. You may change the Owner of the Policy as described below under "Assignment." If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy. If the Annuitant is other than the Owner, the Annuitant has no rights under the Policy.

ENTIRE CONTRACT
    The entire contract is the Policy, as well as the data page and any riders to the Policy and the signed application, a copy of which will be attached to the Policy. All statements made in the application are deemed representations and not warranties. No statement, unless it is in the application, will be used by us to contest the Policy or deny a claim.
    Any change of the Policy and any riders requires the consent of our authorized officer. No agent or registered representative has authority to change or waive any provision of the Policy.
    We reserve the right to amend the Policy to meet the requirements of, or take advantage of, the Internal Revenue Code, regulations or published rulings. You can refuse such a change by giving Written Notice, but a refusal may result in adverse tax consequences.

DEFERMENT OF PAYMENT AND TRANSFERS
    We will  usually  pay any amounts  payable  from the  Variable  Account as a result of a partial withdrawal or cash surrender within seven days after receiving Written Notice. We can postpone such payments or any transfers of amounts between Subaccounts or into the fixed account if:
     (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings;
     (b)  trading on the New York Stock Exchange is restricted;
     (c) an emergency exists as determined by the Securities Exchange Commission, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Variable Account; or
     (d) the Securities Exchange Commission permits delay for the protection of security holders.
     The applicable rules of the Securities Exchange Commission will govern as to whether the conditions in (c) or (d) exist.
     We may defer payment of partial withdrawals or a surrender from the fixed account for up to six months from the date we receive Written Notice.

INCONTESTABILITY
    We will not contest the validity of the Policy after it has been in force during the lifetime of the Owner for two years from the date of its Issue.

MISSTATEMENT OF AGE OR SEX
    We may require proof of the Annuitant's age before making any life annuity payment provided for by the Policy. If the Annuitant's age or sex has been misstated, the Annuity Starting Date and monthly annuity payments will be determined using the correct age and sex.
    If a misstatement of age or sex results in monthly annuity payments that are too large, the overpayments will be deducted from future monthly annuity payments. If we have made payments that are too small, the underpayments will be added to the next payment. Adjustments for overpayments or underpayments will include 6% interest.

NONPARTICIPATING
    No dividends will be paid. Neither you nor the Beneficiary shares in our surplus earnings or profits.

ASSIGNMENT
    You may change the Owner of the Policy or pledge it as collateral by assigning it. No assignment is binding on us until we record and acknowledge it. The rights of any payee will be subject to a collateral assignment.
    If the Beneficiary designation is irrevocable, the Owner may be changed or the Policy assigned only upon Written Notice signed by both you and the Beneficiary. On the Annuity Starting Date, you may select another payee, but you retain all rights of ownership unless you sign an absolute assignment of the Policy.

EVIDENCE OF AGE OR SURVIVAL
    We may require proof of the age or survival of any Owner, Annuitant or payee. No payment will be made until we receive such proof.

                               FEDERAL TAX MATTERS
TAX STATUS OF THE POLICY

    DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Internal Revenue Code (the "Code") provides that in order for a variable contract based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified." The Treasury regulations issued under Section 817(h) (Treas. Reg. ss. 1.817-5) apply a diversification requirement to each of the Subaccounts of the Variable Account. The Variable Account, through the Series Funds and their portfolios, intends to comply with those diversification requirements. We and the Series Funds have entered into agreements regarding participation in the Series Funds that requires the Series Funds and their portfolios to comply with the Treasury regulations.

    OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Subaccounts without being treated as owners of the underlying assets." As of the date of the Prospectus, no such guidance has been issued.
    The Owner's rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. For example, you have additional flexibility in allocating premium payments and Policy values. These differences could result in you being treated as the Owner of a pro-rata portion of the assets of the Separate Account. In addition, we do not know what standards will be set forth, if any, in future regulations or rulings issued by the Treasury Department. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the Owner of a pro-rata share of the assets of the Variable Account or to otherwise qualify the Policy for favorable tax treatment.

    DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon your death. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if you die on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on your death. If you die before the Annuity Starting Date, the entire interest in your Policy must generally be distributed within five years after your death. This requirement can be satisfied if the entire interest in your Policy is used to purchase an immediate annuity under which payments will begin within one year of your death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is your surviving spouse, the Policy may be continued with your surviving spouse as the new Owner. The Policy contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Policy satisfies all such Code requirements. The provisions contained in the Policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

TAXATION OF UNITED OF OMAHA

    We at present are taxed as a life insurance company under part I of Subchapter L of the Code. The Variable Account is treated as part of us and, accordingly, is not taxed separately as a "regulated investment company" under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the Variable Account retained as part of the reserves under the Policy. Based on this expectation, it is anticipated that no charges will be made against the Variable Account for federal income taxes. If, in future years, any federal income taxes or related economic burdens are incurred by us with respect to the Variable Account, we may make a charge to the Variable Account.


                       STATE REGULATION OF UNITED OF OMAHA

    We are subject to Nebraska law and to regulation by the Nebraska Department of Insurance. We file an annual statement with the Nebraska Department of Insurance covering our operation for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves. Our books and accounts are subject to review by the Department of Insurance at all times and a full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate.

                                 ADMINISTRATION

    We perform all administration for your Policy.

                               RECORDS AND REPORTS

    All our records and accounts relating to the Variable Account are maintained by us. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, we will mail to all Policy Owners at their last known address of record, at least annually, financial statements of the Variable Account and such other information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports required by applicable state and federal laws, rules, and regulations.

                          DISTRIBUTION OF THE POLICIES

    The Policies are offered to the public through agents and brokers licensed under the federal securities laws and state insurance laws. The offering of the Policies is continuous and we do not anticipate discontinuing the offering of the Policies. However, we reserve the right to discontinue the offering of the Policies.
    Mutual of Omaha Investor Services, Inc. ("MOIS") is the principal underwriter of the Policies. The Policies will be distributed by MOIS through retail broker-dealers. Commissions payable to a broker-dealer will be up to 7.5% of Purchase Payments. For the fiscal year ended December 31, 1999, we paid $566,991 in total compensation to MOIS; of this amount MOIS retained $226,599 as concessions for its services as Principal Underwriter and for distribution concessions, with the remaining amount paid to other broker-dealers. In 1998, these amounts were $8,627 and $152 respectively.

                                CUSTODY OF ASSETS

    We hold the assets of each of the Subaccounts of the Variable Account. The assets of the Variable Account are segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Series Funds held by each of the Subaccounts. Additional protection for the assets of the Variable Account is afforded by our fidelity bond, presently in the amount of $10 million, covering the acts of our officers and employees.

                           HISTORICAL PERFORMANCE DATA

    From time to time, we may disclose yields, total returns, and other performance data pertaining to the Policies for a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.
    The yields and total returns of the Subaccounts of the Variable Account normally will fluctuate over time. THEREFORE, THE DISCLOSED YIELDS AND TOTAL RETURNS FOR ANY GIVEN PAST PERIOD ARE NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. A Subaccount's actual yield and total return is affected by the types and quality of portfolio securities held by the portfolio and its operating expenses.
    Because of the charges and deductions imposed under a Policy, the yields and total returns for the Subaccounts will be lower than the yields and total returns for their respective portfolios. The calculations of yields, total returns, and other performance data do not reflect the effect of any premium tax charge that may be applicable to a particular Policy. Premium taxes currently range for 0% to 3.5% of purchase payments based on the state in which the Policy is sold.

MONEY MARKET YIELDS
    From time to time, advertisements and sales literature may quote the current annualized yield of the money market Subaccount (Federated Price Money Fund II Portfolio) for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market portfolio or on its portfolio securities. As of 12/31/99, this current annualized yield is 3.39%.
    This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities, unrealized appreciation and depreciation, and excluding income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Policy having a balance of one Accumulation Unit of the money market Subaccount at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the portfolio attributable to the hypothetical account; and (2) charges and deductions imposed under the Policy which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the annual Policy fee; (2) the administrative expense charge; and (3) the mortality and expense risk charge. The $30 annual Policy fee is reflected as an annual 0.10% charged daily, based on an average Accumulation Value of $30,000. Yield figures will not reflect the withdrawal charge.
    Because of the charges and deductions imposed under the Policy, the yield for the money market Subaccount will be lower than the yield for the money market portfolio.
    The Securities and Exchange Commission also permits United of Omaha to disclose the effective yield of the money market Subaccount for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.
    The current and effective yields on amounts held in the money market Subaccount normally will fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The money market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market portfolio, the types of quality of portfolio securities held by the money market portfolio and the money market portfolio's operating expenses.

OTHER SUBACCOUNT YIELDS
    From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the money market Subaccount) for a Policy for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by the Subaccount over a specific 30-day or one-month period. Because the yield is annualized, the yield generated by a Subaccount during a 30-day or one-month period is assumed to be generated each period over a 12-month period.
    The yield is computed by: (a) dividing the net investment income of the portfolio attributable to the Subaccount Accumulation Units less Subaccount expenses for the period by the maximum offering price per Accumulation Unit on the last day of the period times the daily average number of Accumulation Units outstanding for the period; (b) compounding that yield for a six-month period; and (c) multiplying that result by 2. Expenses attributable to the Subaccount include: (a) the annual Policy fee; (b) the administrative expense charge; and
(c) the mortality and expense risk charge. The $30 annual Policy fee is reflected as an annual 0.10% charged daily in the yield calculation, based on an average Accumulation Value of $30,000. The 30-day or one-month yield is calculated according to the following formula:

            Yield = [2  {A-B + 1}  6 - 1]
                        [   cd        ]
            Where:
            a =-- net income  of  the  portfolio  for  the  30-day  or
                  one-month   period   attributable   to  the   Subaccount's
                  Accumulation Units.
            b =-- expenses of the Subaccount for the 30-day or one-month period. c =-- the average number of Accumulation Units outstanding.
            d =-- the  Accumulation  Unit  value at the close of the last day in the 30-day or one-month period.

    Because of the charges and deductions imposed under the Policies, the yield for a Subaccount will be lower than the yield for the corresponding Series Fund portfolio.

AVERAGE ANNUAL TOTAL RETURNS
    From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Subaccounts for various periods of time.
    When  a  Subaccount   has  been  in  operation  for  1,  5,  and  10  years,
respectively, the average annual total return for these periods will be provided. Until a Subaccount has been in operation for 10 years, we will always include quotes of average annual total return for the period measured from the date the Policies were first offered for sale. Average annual total returns for other periods of time may, from time to time, also be disclosed.
    Average annual total returns represent the average annual compounded rates of return that would equate to an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of each of the periods. Average annual total returns will be calculated using Subaccount Accumulation Unit values which we calculate at the end of each Valuation Period based on the performance of the Subaccount's underlying portfolio, the deductions for (a) the annual Policy fee; (b) the administrative expense charge; and (c) the mortality and expense risk charge. The $30 annual Policy fee is reflected as an annual 0.10% charged daily in the calculation of average annual total returns, based on an anticipated average Accumulation Value of $30,000. The calculation also assumes surrender of the Policy at the end of the period for the return quotation. The total return will then be calculated according to the following formula:

                                    P(1+TR) n = ERV
        Where:
            P =-- a hypothetical initial purchase payment of $1,000
           TR =-- the average annual total return.
          ERV =-- the ending redeemable value of the hypothetical account at the end of the period.
            n =-- the number of years in the period.

PERFORMANCE DATA. Effective yields and total returns for the Subaccounts are based on the investment performance of the corresponding portfolios of the Series Funds. The Series Funds' performance in part reflects the Series Funds' expenses. See the prospectuses for the Series Funds.
    The yield of a Subaccount (except the money market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.
    Such average annual total return information for the Subaccounts of Policies is as follows:

============================================== ============= =============
                 SUBACCOUNT                       1 Year         From
         AVERAGE ANNUAL TOTAL RETURN              Ended       Inception
       Subaccount (date of inception)            12/31/99    To 12/31/99
                                                                  %
---------------------------------------------- ------------- -------------
Alger American Growth  (8/14/98)                     31.54%        32.21%
Alger American Small Capitalization                  41.07%        22.05%
(8/14/98)
Federated Prime Money Fund II (8/14/98)               2.85%         2.99%
Federated Fund for U.S. Govt.
   Securities II (8/14/98)                           -2.28%         2.72%
Fidelity VIP II Asset Manager  (8/14/98)             13.33%        14.51%
Fidelity VIP II Contrafund  (8/14/98)                22.19%        23.00%
Fidelity VIP Equity Income (8/14/98)                  4.54%         9.01%
Fidelity VIP II Index 500 (8/14/98)                  18.51%        22.18%
MFS Emerging Growth Series (8/14/98)                 73.86%        43.54%
MFS High Income Series (8/14/98)                      4.66%         2.51%
MFS Research Series (8/14/98)                        21.99%        19.10%
MFS Capital Opportunities Series (8/14/98)           45.01%        31.90%
MFS Global Governments Series (8/14/98)              -4.15%         1.09%
MSDW Emerging Markets Equity (8/14/98)               91.58%         7.80%
MSDW Fixed Income (8/14/98)                          -3.30%         2.68%
Pioneer Midcap Value Fund (8/14/98)                  11.16%         1.84%
Pioneer Real Estate Growth (8/14/98)                 -5.80%        -8.11%
Scudder VLIF Global Discovery (8/14/98)              62.95%        30.21%
Scudder VLIF Growth & Income (8/14/98)                3.99%         6.52%
Scudder VLIF International (8/14/98)                 51.99%        27.21%
T. Rowe Price Personal Strategy Balanced (8/14/98)    6.59%        10.56%
T. Rowe Price Equity Income (8/14/98)                 1.97%         7.49%
T. Rowe Price International  (8/14/98)               31.12%        17.59%
T. Rowe Price Limited Term Bond (8/14/98)            -0.86%         2.84%
T. Rowe Price New America Growth (8/14/98)           10.87%        14.74%
============================================== ============= =============

THE FIGURES ABOVE ARE AN INDICATION OF PAST, BUT NOT FUTURE, PERFORMANCE OF THE APPLICABLE SUBACCOUNTS AVAILABLE UNDER THE POLICY.

    ADJUSTED HISTORICAL PERFORMANCE DATA. We may, from time to time, also disclose yield, standard total returns, and non-standard total returns for the Portfolios of the Series Funds, including such disclosure for periods prior to the dates the Subaccounts commenced operations. For periods prior to the date the Subaccount commenced operations, performance information for Policies will be calculated based on the performance of the Series Fund Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Series Fund Portfolios, with the level of Policy charges that were in effect at the inception of the Subaccounts (this is referred to as "adjusted historical" performance data). Such standardized but "adjusted historical" average annual total return information for the Subaccounts of Policies is as follows:



================================================= ========= ========= ============ ============
                   SUBACCOUNT                      1 Year   5 Years    10 Years       Since
             "ADJUSTED HISTORICAL"                 Ended     Ended       Ended      Inception
       AVERAGE ANNUAL TOTAL RETURN TABLE          12/31/99  12/31/99   12/31/99    to 12/31/99
 Subaccount (date of inception of corresponding      %         %           %            %
                   portfolio)
------------------------------------------------- --------- --------- ------------ ------------
Alger American Growth (1/9/89)                      31.54%    28.78%       20.85%       21.01%
Alger American Small Capitalization (9/21/88)       41.07%    20.61%       16.25%       18.84%
Deutsche VIT EAFE Equity Index Fund (3/20/98)       25.49%     -           -            15.04%
Deutsche VIT Small Cap Equity Index Fund (3/20/98)  18.17%     -           -             7.49%
Federated Prime Money Fund II (11/21/94)             2.85%     3.11%       -             3.09%
Federated Fund for U.S. Govt. Securities (3/28/94)  -2.28%     3.89%       -             3.58%
Fidelity VIP II Asset Manager (1/3/95)              13.33%    18.14%       -            18.17%
Fidelity VIP II Contrafund (1/3/95)                 22.19%    25.59%       -            25.63%
Fidelity VIP Equity Income (10/9/86)                 4.54%    16.64%       12.58%       11.88%
Fidelity VIP II Index 500 (8/27/92)                 18.51%    26.04%       -            19.05%
MFS Emerging Growth Series (7/24/95)                73.86%     -           -            34.16%
MFS High Income Series (7/26/95)                     4.66%     -           -             6.40%
MFS Research Series (7/26/95)                       21.99%     -           -            20.79%
MFS Capital Opportunities Series (8/14/96)          45.01%     -           -            29.44%
MFS Global Governments Series (6/14/95)             -4.15%     2.60%       -             2.30%
MSDW Emerging Markets Equity (10/1/96)              91.58%     -           -            10.25%
MSDW Fixed Income (1/2/97)                          -3.30%     -           -             3.51%
Pioneer Midcap Value Fund (3/1/95)                  11.16%     -           -            11.35%
Pioneer Equity-Income (2/26/99)                     N/A       N/A         N/A          N/A
Pioneer Growth Shares (10/9/99)                     N/A       N/A         N/A          N/A
Pioneer Fund (5/3/99)                               N/A       N/A         N/A          N/A
Pioneer Real Estate Growth (3/1/95)                 -5.80%     -           -             6.86%
Scudder VLIF Global Discovery (5/2/97)              62.95%     -           -            33.12%
Scudder VLIF Growth & Income (5/1/97)                3.99%     -           -            11.05%
Scudder VLIF International (5/1/87)                 51.99%    18.55%       11.36%       11.63%
T. Rowe Price Personal Strategy Balanced (12/31/94)  6.59%    14.59%       -            14.58%
T. Rowe Price Equity Income (3/31/94                 1.97%    16.67%       -            15.47%
T. Rowe Price International (3/31/94)               31.12%    13.30%       -            11.56%
T. Rowe Price Limited Term Bond (5/13/94)           -0.86%     3.78%       -             3.61%
T. Rowe Price New America Growth (3/31/94)          10.87%    21.98%       -            18.79%
------------------------------------------------- --------- --------- ------------ ------------

THE FIGURES ABOVE ARE NOT AN INDICATION OF PRESENT, PAST, OR FUTURE PERFORMANCE OF THE APPLICABLE SUBACCOUNTS OR OF THE ACTUAL PORTFOLIOS AVAILABLE UNDER THE POLICY.

    We may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

                                 CTR = (ERV/P) - 1
        Where:
            CTR = -- The  cumulative  total return net of  Subaccount  recurring charges for the period.
            ERV = -- The ending redeemable value of the hypothetical investment at the end of the period.
              P = -- A hypothetical initial purchase payment of $1,000.

OTHER PERFORMANCE INFORMATION
    The following is a partial list of those publications which may be cited in the Series Funds' advertising shareholder materials which contain articles describing investment results or other data relative to one or more of the Subaccounts. Other publications may also be cited.

Across the Board
Advertising Age
American Banker
Barron's
Best's Review
Broker World
Business Insurance
Business Month
Business Week
Changing Times

Consumer Reports
Economist
Financial Planning
Financial World
Forbes
Fortune
Inc.
Institutional Investor
Insurance Forum
Insurance Sales

Insurance Week
Journal of Accountancy
Journal of the American Society
      of CLU & ChFC
Journal of Commerce
Life Association News
Life Insurance Selling
Manager's Magazine
Market Facts
Money


                                OTHER INFORMATION

    A registration statement has been filed with the Securities and Exchange Commission ("SEC"), under the Securities Act of 1933 as amended, with respect to the Policies discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the Prospectus or this Statement of Additional Information. Statements contained in the Prospectus and this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, refer to the instruments filed with the SEC. They may be accessed on the SEC's Web site: HTTP://WWW.SEC.GOV.

                              FINANCIAL STATEMENTS

    This Statement of Additional Information contains financial statements for the Variable Account as of December 31, 1999 and for the years ended December 31, 1999 and 1998 which have been audited by Deloitte & Touche, LLP, independent auditors, Omaha, Nebraska, as stated in their report appearing herein.
    The Financial Statements of United of Omaha Life Insurance Company as of December 31, 1999 and 1998, and for the years ended December 31, 1997, 1998 and 1999 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, Omaha, Nebraska, as stated in their report appearing herein. The financial statements of United of Omaha Life Insurance Company should be considered only as bearing on the ability of United of Omaha to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

-----------------------------------------------------------
FINANCIAL STATEMENTS




UNITED OF OMAHA
LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL
OF OMAHA INSURANCE COMPANY)


STATUTORY BASIS FINANCIAL STATEMENTS
AND INDEPENDENT AUDITORS' REPORT
DECEMBER 31, 1999, 1998 AND 1997

INDEPENDENT AUDITORS' REPORT


To the Board of Directors
United of Omaha Life Insurance Company
Omaha, Nebraska

We have audited the accompanying statutory basis statements of admitted assets, liabilities, and surplus of United of Omaha Life Insurance Company (the "Company") (a wholly-owned subsidiary of Mutual of Omaha Insurance Company) as of December 31, 1999 and 1998, and the related statutory basis statements of income, changes in surplus, and cash flows for each of the three years in the period ended December 31, 1999. The financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As more fully described in Note 1 to the financial statements, the Company has prepared these financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, which practices differ from generally accepted accounting principles. The effects on such financial statements of the differences between the statutory basis of accounting and generally accepted accounting principles are described in Note 13.

In our opinion, because of the effects of the matters discussed in the preceding paragraph, the financial statements do not present fairly, in conformity with generally accepted accounting principles, the financial position of United of Omaha Life Insurance Company as of December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

In our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of United of Omaha Life Insurance Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, on the basis of accounting described in Note 1 to the financial statements.

>

Our audits were conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. Schedule 1 - Selected Financial Data is presented to comply with the National Association of Insurance Commissioners Annual Statement Instructions and is not a required part of the basic financial statements. This schedule is the responsibility of the Company's management. This schedule has been subjected to the auditing procedures applied in our audit of the basic financial statements and, in our opinion, is fairly stated in all material respects when considered in relation to the basic financial statements taken as a whole.

/s/ DELOITTE & TOUCHE LLP


Omaha, Nebraska
February 11, 2000


[UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

STATUTORY BASIS STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND SURPLUS
DECEMBER 31, 1999 AND 1998
-----------------------------------------------------------------------------------------------------

ADMITTED ASSETS                                                            1999            1998
Cash and invested assets:
  Bonds                                                              $ 7,686,772,659  $7,253,217,367
  Preferred stocks                                                                 0       3,954,659
  Common stocks - unaffiliated                                             9,984,000      13,838,123
  Common stocks - affiliated                                              95,788,706      90,269,520
  Mortgage loans                                                         655,076,191     599,396,008
  Real estate occupied by the Company, net of
    accumulated depreciation of $62,841,429
    in 1999 and $59,318,600 in 1998                                       76,636,056      79,261,655
  Real estate acquired in satisfaction of debt, net of
    accumulated depreciation of $211,026
    in 1999 and $180,255 in 1998                                           5,467,051       8,048,921
  Investment real estate, net of accumulated depreciation
    of $4,166,244 in 1999 and
    $4,000,880 in 1998                                                     2,095,524       2,260,888
  Policy loans                                                           137,852,831     133,473,608
  Cash and short-term investments                                         78,892,569     208,351,098
  Other invested assets                                                  132,785,146      90,478,302
                                                                       -------------   -------------
           Total cash and invested assets                              8,881,350,733   8,482,550,149

Premiums deferred and uncollected                                        122,227,550     112,869,786
Investment income due and accrued                                         87,758,433      83,741,880
Electronic data processing equipment, net of accumulated depreciation
  of $85,709,043 in 1999 and $83,572,760 in 1998                          23,152,822      40,003,368
Receivable from parent, subsidiaries and affiliates                       61,263,672      64,865,536
Other assets                                                             108,508,586     110,226,256
Separate accounts assets                                               1,463,646,824   1,128,411,359
                                                                       -------------   -------------
           Total admitted assets                                    $ 10,747,908,620 $10,022,668,334
                                                                      ============== ===============

LIABILITIES

Policy reserves:
  Aggregate reserve for policies and contracts                       $ 6,380,304,112  $6,115,600,947
  Liability for premium and other deposit funds                        1,828,111,153   1,767,287,656
  Policy and contract claims                                              79,515,156      69,435,931
  Other                                                                  73,438,833       73,861,169
                                                                       -------------   -------------
           Total policy reserves                                       8,361,369,254   8,026,185,703

Interest maintenance reserve                                              27,418,733      28,297,114
Asset valuation reserve                                                  122,704,340      99,408,763
General expenses and taxes due or accrued                                 34,725,171      34,224,408
Federal income taxes due or accrued                                       24,753,676      30,643,535
Other liabilities                                                         55,493,246      78,153,618
Separate accounts liabilities                                          1,434,665,900   1,106,149,444
                                                                       -------------   -------------
           Total liabilities                                          10,061,130,320   9,403,062,585
                                                                      --------------   -------------
SURPLUS

Capital stock, $10 par value, 900,000 shares
  authorized issued and outstanding                                        9,000,000       9,000,000
Gross paid-in and contributed surplus                                     62,723,580      62,723,580
Unassigned surplus                                                       615,054,720     547,882,169
                                                                       -------------   -------------
           Total surplus                                                 686,778,300     619,605,749
                                                                       -------------   -------------
           Total liabilities and surplus                             $10,747,908,620 $10,022,668,334
                                                                      ============== ===============

The accompanying notes are an integral part of these statutory basis financial statements.


UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

STATUTORY BASIS STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
---------------------------------------------------------------------------------------------------


                                                          1999            1998           1997

Income:
  Net premiums and annuity considerations             $1,140,044,210 $1,084,975,517 $1,187,103,621
  Other considerations and fund deposits                 275,898,803    236,637,747    293,227,972
  Net investment income                                  612,041,206    579,276,068    587,480,573
  Other income                                            61,053,155     44,797,965     25,019,350
                                                       -------------  -------------  -------------
           Total income                                2,089,037,374  1,945,687,297  2,092,831,516
                                                       -------------  -------------  -------------
Benefits and expenses:
  Policyholder and beneficiary benefits                1,284,737,992  1,163,584,636  1,030,686,286
  Increase in reserves for policyholder and
    beneficiary benefits                                 263,438,655    262,888,025    365,393,381
  Commissions                                            118,993,023    118,498,787    130,342,914
  Operating expenses                                     231,963,954    225,066,608    208,126,020
  Net transfers to separate accounts                     101,849,962     87,759,133    278,479,918
                                                       -------------  -------------  -------------
           Total benefits and expenses                 2,000,983,586  1,857,797,189  2,013,028,519
                                                       -------------  -------------  -------------
           Net gain from operations before federal
             income taxes and
             net realized capital gains                   88,053,788     87,890,108     79,802,997

Federal income taxes                                      45,205,000     47,032,000     37,918,000
                                                       -------------  -------------  -------------
           Net gain from operations before net
            realized capital gains                        42,848,788     40,858,108     41,884,997

Net realized capital gains                                12,124,165      8,691,807     51,537,439
                                                       -------------  -------------  -------------
           Net income                                   $ 54,972,953   $ 49,549,915   $ 93,422,436
                                                       =============  =============  =============

The accompanying notes are an integral part of these statutory basis financial statements.



UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

STATUTORY BASIS STATEMENTS OF CHANGES IN SURPLUS
FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
--------------------------------------------------------------------------------------------------


                                                        1999            1998            1997

Capital stock:
  Balance at beginning and end of year                 $ 9,000,000     $ 9,000,000    $ 9,000,000
                                                        ----------      ----------     ----------
Gross paid-in and contributed surplus:
  Balance at beginning and end of year                  62,723,580      62,723,580     62,723,580
                                                        ----------      ----------     ----------
Unassigned surplus:
  Balance at beginning of year                         547,882,169     516,351,285    463,096,236
  Net income                                            54,972,953      49,549,915     93,422,436
  Change in net unrealized capital gains and losses     25,943,741      (1,875,466)   (45,543,494)
  (Increase) decrease in:
    Non-admitted assets                                  5,596,094       3,153,680    (15,448,463)
    Asset valuation reserve                            (23,295,577)     (5,265,183)    20,352,007
  Additional pension plan contribution                           0      (9,732,000)             0
  Change in group pension reserve valuation basis                0               0     17,437,454
  Adoption of actuarial guidelines                               0               0    (17,235,000)
  Surplus contributed to separate account                        0               0    (20,000,000)
  Change in surplus in separate account                  3,964,183               0     20,000,000
  Other, net                                                (8,843)     (4,300,062)       270,109
                                                        ----------      ----------     ----------
  Balance at end of year                               615,054,720     547,882,169    516,351,285
                                                       -----------     -----------    -----------
           Total surplus                             $ 686,778,300   $ 619,605,749  $ 588,074,865
                                                       ===========     ===========    ===========


The accompanying notes are an integral part of these statutory basis financial statements.


UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

STATUTORY BASIS STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
---------------------------------------------------------------------------------------------------


                                                        1999            1998            1997
Cash from operations:
  Premiums, annuity considerations and
    other fund deposits                            $ 1,405,400,064 $ 1,318,297,844 $ 1,467,305,934
  Net investment income                                592,873,645     568,917,450     572,888,599
  Other income                                          67,077,830      38,788,628      24,599,736
  Benefits                                          (1,277,572,534) (1,167,243,929) (1,015,334,974)
  Commissions and general expenses                    (344,072,398)   (364,713,014)   (358,217,598)
  Federal income taxes                                 (57,072,123)     (6,095,871)    (50,033,368)
  Net transfers to separate accounts                  (104,327,662)    (88,584,356)   (291,034,339)
                                                     -------------    ------------   -------------
           Net cash from operations                    282,306,822     299,366,752     350,173,990
                                                     -------------    ------------   -------------
Cash from investments:
  Proceeds from investments sold, redeemed or matured:
    Bonds                                            1,522,098,100   1,193,524,488   1,061,409,895
    Mortgage loans                                      88,676,462     146,103,815     335,103,045
    Stocks                                              17,382,690       9,347,151     143,363,377
    Real estate                                          4,050,000      26,750,000      37,927,500
    Other invested assets                               39,411,955      25,274,875      40,376,307
  Tax on capital gains                                  (7,555,834)    (34,196,691)    (15,797,771)
  Cost of investments acquired:
    Bonds                                           (1,941,582,149) (1,502,417,064) (1,774,643,430)
    Mortgage loans                                    (141,987,030)   (152,354,622)    (19,862,952)
    Stocks                                             (12,911,323)     (8,357,754)    (23,479,436)
    Other invested assets                              (25,079,860)    (38,744,814)    (27,563,717)
    Real estate                                         (1,777,668)     (7,991,164)     (3,082,524)
  Net increase in policy loans                          (4,380,901)     (7,849,129)     (7,474,627)
                                                     -------------    ------------   -------------
           Net cash from investments                  (463,655,558)   (350,910,909)   (253,724,333)
                                                     -------------    ------------   -------------
Cash from financing and other sources:
  Decrease (increase) in receivable from parent,
    subsidiaries and affiliates                         53,617,926     (78,025,309)    (28,781,394)
  Increase (decrease) in other nonqualified deposits    58,702,188     213,068,165     (49,216,009)
  Other cash provided                                   52,076,765      18,348,507      18,880,708
  Other cash used                                     (112,506,672)     (8,691,343)    (39,639,966)
                                                     -------------    ------------   -------------
           Net cash from financing and other sources    51,890,207     144,700,020     (98,756,661)
                                                     -------------    ------------   -------------

Net change in cash and short-term investments         (129,458,529)     93,155,863      (2,307,004)

Cash and short-term investments:
  Beginning of year                                    208,351,098     115,195,235     117,502,239
                                                     -------------    ------------   -------------

  End of year                                         $ 78,892,569   $ 208,351,098   $ 115,195,235
                                                     =============    ============   =============

The accompanying notes are an integral part of these statutory basis financial statements.

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)


NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
--------------------------------------------------------------------------------


1.   NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    NATURE OF OPERATIONS - United of Omaha Life Insurance Company (the "Company") is a wholly-owned subsidiary of Mutual of Omaha Insurance Company
("Mutual of Omaha"), a mutual health and accident and life insurance company domiciled in the State of Nebraska. At December 31, 1999, the Company owned 100% of the outstanding common stock of the following entities: Companion Life Insurance Company ("Companion"), United World Life Insurance Company ("United World"), Mutual of Omaha Structured Settlement Company-Connecticut ("MOSSCO-CT"), and Mutual of Omaha Structured Settlement Company of New York, Inc. ("MOSSCO-NY"). The Company has insurance licenses to operate in 49 states, the District of Columbia, Guam, Puerto Rico, and the U.S. Virgin Islands.
Individual life insurance and annuity products are sold through a network of career agents, direct mail, brokers, financial planners and banks. Group business is produced by representatives located in Mutual of Omaha group offices throughout the country.

    BASIS OF PRESENTATION - The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. Prescribed statutory accounting practices are contained in a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices which may not necessarily be prescribed but are not prohibited.

    The accompanying statutory financial statements vary in some respects from those that would be presented in conformity with generally accepted accounting principles. The most significant differences include: (a) bonds are generally carried at amortized cost rather than being valued at either amortized cost or fair value based on their classification according to the Company's ability and intent to hold or trade the securities; (b) acquisition costs, such as commissions and other costs related to acquiring new business, are charged to operations as incurred and not deferred, whereas premiums are taken into income on a pro rata basis over the respective term of the policies; (c) deferred federal income taxes are not provided for temporary differences between tax and financial reporting; (d) no provision has been made for federal income taxes on unrealized appreciation of investments which are carried at market value; (e) asset valuation reserves ("AVR") and interest maintenance reserves ("IMR") are established; (f) different actuarial assumptions are used for calculating certain policy reserves; (g) changes in certain assets designated as "non-admitted" have been charged to unassigned surplus; (h) comprehensive income and its components are not presented in the financial statements; and (i) the change in the underlying book value of wholly-owned subsidiaries is reported as a change in net unrealized capital gains (losses), a component of unassigned surplus, rather than as a component of the Company's net income.

    USE OF ESTIMATES - The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the
reporting  period.   Actual  results  could  differ   significantly  from  those
estimates.

    INVESTMENTS - Bonds are generally stated at amortized cost. Premiums and discounts on bonds not backed by other loans are amortized using the scientific method. Premiums and discounts on loan-backed bonds and structured securities are amortized using the retrospective method based on anticipated prepayments at the date of purchase. Changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method. Preferred stocks are stated at cost. Common stocks of unaffiliated companies are stated at estimated fair value and stocks of affiliated companies (principally insurance companies) are valued at the Company's equity in the underlying book value. The change in the stated value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus, ignoring the effect of income taxes.

    Mortgage loans and policy loans are stated at the aggregate unpaid balance. In accordance with statutory accounting practices, the Company records a general reserve for losses on mortgage loans as part of the asset valuation reserve.

    The home office properties, investment real estate, and electronic data processing equipment are valued at cost, less accumulated depreciation. Property acquired in satisfaction of debt is initially valued at the lower of cost or estimated fair value. Depreciation is provided on the straight-line basis over the estimated useful lives of the related assets.

    Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at cost which approximates market.

    Investment income is recorded when earned. Realized gains and losses on the sale or maturity of investments are determined on the specific identification basis. Any portion of invested assets designated as "non-admitted" is excluded from the statutory basis statements of admitted assets, liabilities and surplus.

    ASSET VALUATION AND INTEREST MAINTENANCE RESERVES - The Company establishes certain reserves as promulgated by the NAIC. The AVR is established for the specific risk characteristics of invested assets of the Company. The IMR is established for the realized gains and losses on the redemption of fixed income securities resulting from changes in interest rates, net of tax. Gains and losses pertaining to the IMR are subsequently amortized into investment income over the expected remaining period to maturity of the investments sold or called.

    POLICY RESERVES - Policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for life policies are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM") or the Net Level Premium Method with assumed interest rates (2.5% to 6%) and mortality (American Experience, 1941 CSO, 1958 CSO, 1960 CSG and 1980 CSO tables) as prescribed by regulatory authorities. Reserves for annuities and deposit administration contracts are computed on the basis of interest rates ranging from 2.5% to 12.75%. Policy and contract claim liabilities include provisions for reported claims and estimates for claims incurred but not reported. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

    PREMIUMS AND RELATED COMMISSIONS - Premiums are recognized as income over the premium paying period of the policies. Commissions and other expenses related to the acquisition of policies are charged to operations as incurred.

    FEDERAL INCOME TAXES - The Company files a consolidated federal income tax return with its parent and other eligible subsidiaries. The method of allocating taxes among the companies is prescribed by a written agreement approved by the Board of Directors. Each company's provision for federal income taxes is based on a separate return calculation with each company recognizing tax benefits of net operating losses and tax credits on a separate return basis.
    The provision for federal income taxes is based on income which is currently taxable. Deferred federal income taxes are not provided for temporary differences between income tax and statutory reporting. The Company recognizes the benefits of net operating loss, foreign tax and general business credit carryforwards when realized.

    NON-ADMITTED ASSETS - Certain assets designated as "non-admitted", principally receivables greater than ninety days due and office furniture and equipment, are excluded from the statutory basis statements of admitted assets, liabilities, and surplus. The net change in such assets is charged or credited to unassigned surplus.

    FAIR VALUES OF FINANCIAL INSTRUMENTS - The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

       CASH, SHORT-TERM INVESTMENTS AND OTHER INVESTED ASSETS - The carrying amounts for these instruments approximate their fair values.

       BONDS - The fair values for bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services and based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

       UNAFFILIATED COMMON STOCKS - The fair values for unaffiliated common stocks are based on quoted market prices.

       AFFILIATED COMMON STOCK - The fair values of affiliated common stocks are based on the Company's equity in the underlying book value.

       PREFERRED STOCKS - The fair values for preferred stocks are based on quoted market prices.

       MORTGAGE LOANS - The fair values for mortgage loans are estimated using discounted cash flow calculations which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments.

       POLICY LOANS - The Company does not believe an estimate of the fair value of policy loans can be made without incurring excessive cost. Policy loans have no stated maturities and are usually repaid by reductions to benefits and surrenders. Because of the numerous assumptions which would have to be made to estimate fair value, the Company believes that such information would not be meaningful.

       INVESTMENT CONTRACTS - The fair values for liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, which are based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

       DERIVATIVES - The fair value of interest-rate swaps, foreign currency swaps and interest-rate caps represents the amount at which the contracts could be settled based upon estimates obtained from issuing brokers. The fair value of equity-linked notes represents the appreciation of the underlying debt security based upon the accumulative return of the designated index.

    DERIVATIVES - The Company invests in certain derivative financial instruments to reduce exposure to interest-rate risks associated with assets held or liabilities incurred. Derivative financial instruments utilized by the Company include interest-rate swaps, interest-rate caps and equity-linked notes. The Company does not engage in trading of these instruments.

    Interest-rate swap transactions generally involve the exchange of fixed and floating rate interest payment obligations without the exchange of the underlying principal amount. Net settlement amounts are reported as adjustments to net investment income on an accrual basis over the life of the swap agreement. Gains and losses resulting from early termination of interest-rate swaps used for hedging are deferred and amortized over the remaining period originally covered by the swap. The Company enters into interest-rate swap agreements to manage interest-rate exposure. The primary purpose for the interest-rate swap agreements is to modify the interest-rate sensitivities of certain investments so that they are highly correlated with the interest-rate sensitivities of certain insurance liabilities.

    Interest-rate caps represent a right to receive the excess of a referenced interest rate over a given rate in exchange for the payment of a premium. Premiums are amortized and recorded as an adjustment to net investment income over the life of the investment using the effective interest method. The Company uses interest-rate caps to more effectively manage interest-rate risk associated with single premium deferred annuity contracts. This allows the Company to limit the risk associated with an increase in interest rates.

    Equity-linked notes are stated at amortized cost. These instruments pay interest based on a very modest (or no) semi-annual or annual coupon rate and pay at maturity all principal plus "contingent" interest based on a coupon rate equal to the percentage increase in a designated index. If the index has declined over the term of the note, no contingent interest is payable, but at maturity all principal would nevertheless be payable. The designated index is typically linked to the performance of a known stock index or basket of indices. Interest income is accrued at the coupon rate while "contingent" interest is recognized upon maturity. The Company uses equity-linked notes to more cost effectively diversify its exposure to equity markets and as an asset replication instrument to match the liabilities of certain group annuity contracts where the customer seeks equity market participation. Equity-linked notes help reduce the Company's exposure to fluctuations in equity instruments by linking a substantial portion of their expected total return to certain market indices while preserving the invested principal.

    SEPARATE ACCOUNTS - The assets of the separate accounts shown in the statutory basis statements of admitted assets are carried at fair value and consist primarily of common stock, mutual funds and commercial paper held by the Company for the benefit of certificate holders under specific individual and group annuity contracts. Deposits received from, and benefits paid to, separate account certificate holders are reflected in the statutory basis statements of income, but are offset by transfers from the separate accounts. Net investment income and realized capital gains and losses on the separate accounts are not reflected in the statutory basis statements of income. Mortality, policy administration and surrender charges to all separate accounts are included in revenue.

    RECLASSIFICATIONS - Certain reclassifications have been made to the prior year amounts to conform with current year presentation with no changes to unassigned surplus or net income.


2.   INVESTMENTS

    The cost or amortized cost, gross unrealized gains, gross unrealized losses and estimated fair value of the Company's investment securities were as follows:

                               Cost or          Gross           Gross         Estimated
                              Amortized       Unrealized     Unrealized          Fair
                                 Cost           Gains          Losses           Value
At December 31, 1999:
  U.S. Government              $ 46,168,157          $ 457     $ 3,177,130     $ 42,991,484
  Political subdivisions          8,901,869         29,232         153,840        8,777,261
  Mortgage-backed securities    548,241,963      1,154,597      20,511,842      528,884,718
  Special revenue                78,011,554      1,991,241         544,672       79,458,123
  Public utilities              437,618,913      5,884,840      10,832,743      432,671,010
  Industrial and
    miscellaneous             5,314,640,630     86,295,749     162,461,206    5,238,475,173
  Collateralized mortgage
    obligations               1,143,743,612     12,587,089      21,602,019    1,134,728,682
  Credit-tenant loans           192,017,120      1,909,775       5,299,337      188,627,558
                              -------------    -----------     -----------    -------------

           Total            $ 7,769,343,818  $ 109,852,980   $ 224,582,789  $ 7,654,614,009
                              =============    ===========     ===========    =============

  Bonds                     $ 7,688,459,932
  Short-term investments         80,883,886
                              -------------

                            $ 7,769,343,818
                             ==============

  Preferred stocks                     $ 0            $ 0             $ 0              $ 0
                              =============    ===========     ===========    =============

  Common stocks - unaffiliated     $ 19,336    $ 9,964,664            $ 0       $ 9,984,000
                              =============    ===========     ===========    =============


    The amortized cost of bonds includes $1,687,273 of non-admitted assets related to bonds that were in or near default.


                                       20

                                Cost or          Gross          Gross         Estimated
                               Amortized       Unrealized     Unrealized         Fair
                                  Cost           Gains          Losses          Value
At December 31, 1998:
  U.S. Government               $ 30,199,066    $ 2,299,673       $ 62,962     $ 32,435,777
  Political subdivisions          10,549,019        301,829             20       10,850,828
  Mortgage-backed securities     380,824,126     15,036,684      2,221,337      393,639,473
  Special revenue                 52,399,410      3,220,019              0       55,619,429
  Public utilities               419,752,875     21,077,425      1,270,460      439,559,840
  Industrial and miscellaneous 4,991,608,991    186,244,422     32,747,478    5,145,105,935
  Collateralized mortgage
    obligations                1,370,459,693     38,427,779      3,697,538    1,405,189,934
  Credit-tenant loans            219,090,991     20,303,274        179,976      239,214,289
                               -------------    -----------     ----------    -------------

           Total             $ 7,474,884,171  $ 286,911,105   $ 40,179,771  $ 7,721,615,505
                               =============    ===========     ==========    =============

  Bonds                      $ 7,257,722,248
  Short-term investments         214,404,693
                               -------------

                             $ 7,472,126,941
                               =============

  Preferred stocks               $ 3,954,659    $ 2,036,021            $ 0      $ 5,990,680
                                   =========      =========       ========       ==========

  Common stocks - unaffiliated     $ 165,254   $ 13,722,869       $ 50,000     $ 13,838,123
                                   =========      =========       ========       ==========

    The amortized cost of bonds includes $4,504,881 of non-admitted assets related to bonds that were in or near default.

    The amortized cost and estimated fair value of debt securities at December 31, 1999, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                Amortized           Estimated
                                                                 Cost              Fair Value

Due in one year or less                                       $ 388,795,092        $ 388,940,177
Due after one year through five years                         1,468,765,587        1,484,657,528
Due after five years through ten years                        1,794,735,444        1,750,136,290
Due after ten years                                           2,425,062,120        2,367,266,614
                                                              -------------        -------------
                                                              6,077,358,243        5,991,000,609
Collateralized mortgage obligations and mortgage backed
  securities                                                  1,691,985,575        1,663,613,400
                                                              -------------        -------------
                                                            $ 7,769,343,818      $ 7,654,614,009
                                                              =============        =============


    The sources of net investment income were as follows:

                                                1999            1998             1997

Bonds                                         $544,343,674    $515,151,979     $501,101,332
Preferred stocks                                    87,536         299,096          398,794
Common stocks                                      161,075         145,600          448,589
Mortgage loans                                  49,565,958      52,305,094       70,469,627
Real estate                                     18,318,351      19,833,382       25,531,545
Policy loans                                     9,465,535       7,323,862        7,454,749
Short-term investments                           7,990,378       4,961,823        4,657,874
Other                                           (2,910,505)     (1,969,054)      (1,239,823)
                                               -----------     -----------      -----------
                                               627,022,002     598,051,782      608,822,687
Investment expense                             (19,083,356)    (22,067,317)     (25,194,958)
Amortization of interest maintenance
  reserve                                        4,102,560       3,291,603        3,852,844
                                               -----------     -----------      -----------
                                              $612,041,206    $579,276,068     $587,480,573
                                               ===========     ===========      ===========

    Gross realized gains and losses from investment securities consist of the following:

                                                                                  Net
                                                   Gross          Gross         Realized
                                                 Realized        Realized        Gains
                                                   Gains          Losses        (Losses)
Year ended December 31, 1999:
  Bonds                                           $ 5,963,118     $4,998,234      $ 964,884
  Common stocks                                       112,286      1,716,877     (1,604,591)
  Preferred stocks                                  1,975,380              0      1,975,380
  Mortgage loans                                    2,313,158              0      2,313,158
  Real estate                                         779,916              0        779,916
  Other invested assets                            19,800,435        647,740     19,152,695
                                                  -----------      ---------     -----------

                                                  $30,944,293     $7,362,851     23,581,442
                                                   ==========      =========
  Capital gains tax                                                              (8,233,097)
  Transfer to IMR                                                                (3,224,180)
                                                                                 ----------
  Net realized capital gains                                                    $12,124,165
                                                                                 ==========



                                       22

                                                                                  Net
                                                   Gross          Gross         Realized
                                                 Realized        Realized        Gains
                                                   Gains          Losses        (Losses)
Year ended December 31, 1998:
  Bonds                                           $13,939,103      $ 239,888    $13,699,215
  Common stocks                                       375,644         54,386        321,258
  Mortgage loans                                    5,818,177        180,586      5,637,591
  Real estate                                       4,248,433        697,886      3,550,547
  Other                                             9,711,346         76,758      9,634,588
                                                  -----------     ----------    -----------

                                                  $34,092,703     $1,249,504     32,843,199
                                                   ==========      =========
  Capital gains tax                                                             (11,465,087)
  Transfer to IMR                                                               (12,686,305)
                                                                                 ----------

  Net realized capital gains                                                    $ 8,691,807
                                                                                  =========

                                                                                  Net
                                                 Gross            Gross         Realized
                                                Realized        Realized         Gains
                                                 Gains           Losses         (Losses)
Year ended December 31, 1997:
  Bonds                                          $ 8,303,767     $ 5,237,203    $ 3,066,564
  Common stocks                                   64,382,938       4,130,324     60,252,614
  Mortgage loans                                   1,519,891       5,317,698     (3,797,807)
  Real estate                                      2,799,542       5,108,653     (2,309,111)
  Derivative instruments                               7,544       8,910,996     (8,903,452)
  Other                                           24,572,499          48,747     24,523,752
                                                 -----------     -----------    -----------

                                                $101,586,181     $28,753,621     72,832,560
                                                 ===========      ==========
  Capital gains tax                                                             (25,411,492)
  Transfer to IMR                                                                 4,116,371
                                                                                -----------
  Net realized capital gains                                                    $51,537,439
                                                                                ===========

    Proceeds from the sale of bonds were $321,474,524, $141,015,129 and $265,701,061 during 1999, 1998 and 1997, respectively.

    The Company invests in mortgage loans collateralized principally by commercial real estate. The maximum and minimum lending rates for mortgage loans during 1999 ranged from 6.4% to 9.6%. The maximum percentage of any one loan to the value of security at the time the loan was originated, exclusive of insured, guaranteed or purchase money mortgages, was 75%. The estimated fair value of the mortgage loan portfolio was $652,163,412 and $645,961,540 at December 31, 1999 and 1998, respectively.

    The Company's mortgage loans finance various types of commercial properties throughout the United States. The geographic distributions of the mortgage loans at December 31, 1999 and 1998 were as follows:
                                               1999             1998

Texas                                        $ 76,057,533     $ 43,616,098
California                                     49,904,476       39,923,263
Florida                                        46,980,000       28,948,059
New York                                       40,206,436       17,553,448
Alabama                                        34,241,544       34,492,873
Nebraska                                       31,536,113       34,078,520
All other states                              376,150,089      400,783,747
                                              -----------      -----------
                                             $655,076,191     $599,396,008
                                              ===========      ===========

    At December 31, 1999, the Company held non-performing loans of $441,432. There were no restructured mortgage loans at December 31, 1999. There were no non-performing or restructured mortgage loans at December 31, 1998.

    Securities with an amortized cost of $5,417,960 and $5,493,285 were on deposit with government agencies at December 31, 1999 and 1998, respectively, as required by law in various jurisdictions in which the Company conducts business.

    The Company has a securities lending program whereby securities are loaned to third parties, primarily major brokerage firms. Company policy requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. The collateral is recorded in memorandum records and is not reflected in the accompanying statutory basis statements of admitted assets, liabilities and surplus. To further minimize the credit risks related to this lending program, the Company regularly monitors the financial condition of counterparties to these agreements and also receives an indemnification from the financial intermediary who structures the transactions.

    The Company has commitments to fund bond investments of approximately $27,155,005 as of December 31, 1999. The Company also has commitments to fund mortgage loans of approximately $20,142,500 as of December 31, 1999. These commitments are legally binding and have fixed expiration dates or other termination clauses that may require a payment of a fee. In the event that the financial condition of a borrower deteriorates materially, the commitment may be terminated. Since some of the commitments may expire or terminate, the total commitments do not necessarily represent future liquidity requirements.

3.   DERIVATIVE FINANCIAL INSTRUMENTS

    The following table summarizes the Company's derivative financial instruments. Notional amounts are used on certain instruments to express the volume of these transactions, but do not represent the much smaller amounts potentially subject to credit risk.

                                                   ESTIMATED
                         NOTIONAL     STATEMENT      FAIR      YEAR(S) OF  INTEREST   RATE
                          Amount        Value       Value       Maturity     Paid   Received
At December 31, 1999:
  Interest-rate swaps  $ 202,500,000         $ 0    $ 880,563  2002 - 2003    6.97 %   6.23 %
                       ==============       ====    =========

  Interest-rate caps   $ 685,000,000 $ 2,950,371  $ 3,484,314  2000 - 2004       0        0
                       ============= ===========  ===========

  Equity-linked notes  $ 101,000,000 $ 2,360,800 $ 89,887,364   2001 -2016       0        0
                       ============= =========== ============


AT DECEMBER 31, 1998:
  Interest-rate swaps  $ 202,500,000         $ 0  $(9,712,510) 2002 - 2003    6.97 %   6.50 %
                       ==============       ==== =============

  Interest-rate caps   $ 600,000,000 $ 2,924,037    $ 632,846  2000 - 2003       0        0
                       ============= ===========   ==========

  Equity-linked notes  $ 101,000,000 $ 3,541,200 $ 62,670,541  2001 - 2016       0        0
                       ============= ===========  ===========

    These derivative financial instruments involve, to varying degrees, elements of credit and market risk which are not recognized in the statutory basis statements of admitted assets, liabilities and surplus. Credit risk is defined as the possibility that a loss may occur from the failure of another party to perform in accordance with the terms of the contract which exceeds the value of existing collateral, if any. Market risk is the possibility that future changes in market conditions may make the derivative financial instrument less valuable. The Company evaluates the risk associated with derivatives in much the same way as the risks with on-balance sheet financial instruments. The derivative's risk of credit loss is generally a small fraction of the notional value of the instrument and is represented by the fair value of the derivative financial instrument. The Company attempts to limit its credit risk by dealing with creditworthy counterparties and obtaining collateral where appropriate.

    The Company has considerable experience in evaluating and managing credit risk. Each issuer or counterparty is extensively reviewed to evaluate its financial stability before entering into each agreement and throughout the period that the financial instrument is owned.

    During 1997, the Company terminated two interest-rate swap transactions with a combined notional amount of $200,000,000 at a cost of approximately $8,900,000. This amount was charged to IMR in accordance with statutory accounting practices. These swaps were replaced with four other interest-rate swap agreements with a combined notional amount of $200,000,000. Terms of the new interest-rate swaps allow for more frequent repricing of the variable rate paid by the Company thereby reducing its exposure.

4.   FEDERAL INCOME TAXES

    The provision for federal income taxes reflects an effective income tax rate which differs from the prevailing federal income tax rate primarily as a result of income and expense recognition differences between statutory and income tax reporting. The major differences include capitalization and amortization of certain policy acquisition amounts for tax purposes, different methods for determining statutory and tax insurance reserves, timing of the recognition of market discounts on bonds and certain accrued expenses, and the acceleration of depreciation for tax purposes.

    The tax returns for 1993 through 1995 are currently under examination by the Internal Revenue Service ("IRS"). Management believes the result of this examination will have no material impact on the Company's statutory financial statements.

    Under federal income tax law in effect prior to 1984, the Company accumulated approximately $31,615,000 of deferred taxable income which could become subject to income taxes in the future under certain conditions. Management believes the chance that those conditions will exist is not likely.

5.   RETIREMENT BENEFITS

    The Company participates with Mutual of Omaha and certain subsidiaries (the "Companies") in a noncontributory defined benefit plan covering all United States employees meeting certain minimum requirements. Retirement benefits are based upon years of credited service and final average earnings history.

    Information regarding accrued benefits and net assets has not been determined on an individual company basis. The Company's allocation of salary expense was approximately 31%, 28% and 30% of the total Companies' salary expense in 1999, 1998 and 1997, respectively. The Companies expensed contributions of $12,971,440, $10,254,308 and $7,972,335 in 1999, 1998 and 1997,
respectively. Total benefit costs were $26,101,000, $26,160,000 and $24,148,000 in 1999, 1998 and 1997, respectively. Plan assets include United of Omaha Life Insurance Company guaranteed investment contracts of $291,281,000 and $267,183,000 at December 31, 1999 and 1998, respectively. In 1998, the Companies changed the plan's assumed annual investment return and, in order to improve the funding status of the plan, increased the amount that was contributed for 1998. At December 31, 1998, the Companies recorded a direct charge to surplus of $37,540,647, which represented an additional contribution of $57,814,647, net of tax. The Company's share of this contribution was $9,731,808, net of tax. The valuation date for the pension benefit amounts in the table below is January 1, 1999.

    The Companies also provide certain postretirement medical and life insurance benefits to employees hired before January 1, 1995. Benefits are based on hire date, age and years of service. The cost of these postretirement benefits is allocated to the Companies in accordance with an intercompany cost-sharing agreement. Plan assets are invested in a United of Omaha Life Insurance Company investment contract. The Companies use the accrual method of accounting for postretirement benefits and elected to amortize the original transition obligation over 20 years. Employer contributions for other benefits were $3,684,000, $2,709,000 and $2,600,000 during the years ended December 31, 1999,
1998 and 1997, respectively. Total benefit costs were $10,129,600, $9,853,410 and $11,602,000 in 1999, 1998 and 1997, respectively.


                                   January 1,                         December 31,
                                  Pension Benefits                   Other Benefits
                              ----------------------              ---------------------
                                1999            1998              1999           1998

Benefit obligation           $ 475,851,413  $ 445,896,799      $ 90,913,152    $ 88,227,132
Fair value of plan assets      458,944,992    389,955,899         9,564,322       5,641,539
                               -----------    -----------        ----------      ----------
Funded status                $ (16,906,421) $ (55,940,900)     $(81,348,830)   $(82,585,593)
                               ===========    ===========        ==========     ============

                                             Pension Benefits           Other Benefits
                                             -----------------         ----------------
Weighted average assumptions                 1999        1998          1999        1998

Discount rate                                 6.55 %     6.73 %         7.75 %      7.00 %
Expected return on plan assets                9.00 %     9.00 %         N/A         N/A
Rate of compensation increase                 5.00 %     5.00 %         N/A         N/A
Health care cost trend rate                    N/A        N/A           5.00 %      5.00 %

    The health care cost trend rate assumption has a significant effect on the amounts reported. To illustrate, increasing the assumed health care cost trend rate by one percentage point in each year would increase the Companies' accumulated postretirement benefit obligation as of December 31, 1999 by approximately $6,200,000 and the estimated eligibility and interest cost components of the net periodic postretirement benefit costs for 1999 by approximately $800,000.

    The Companies sponsor various savings and investment plans. The expense for defined contribution plans was $10,526,000, $6,472,000 and $14,817,000 in 1999,
1998 and 1997, respectively.

6.   RELATED PARTY TRANSACTIONS

    The home office properties are occupied jointly by the Company, Mutual of Omaha and certain affiliates. Because of this relationship, the Companies incur joint operating expenses subject to allocation. Management believes the method of allocating such expenses is fair and reasonable.

    The Company paid $302,133, $410,598 and $427,447 during 1999, 1998 and 1997, respectively, to Kirkpatrick, Pettis, Smith, Polian, Inc., an affiliate, for equity investment management services. In addition, the Company paid assignment fees of $750 to MOSSCO-CT for the year ended December 31, 1999, $7,500 to MOSSCO-CT for the year ended December 31, 1998, and $165,000 to MOSSCO-NY and MOSSCO-CT for the year ended December 31, 1997.

    Under the terms of a reinsurance treaty effected June 1, 1955, all health and accident insurance written by the Company is ceded to Mutual of Omaha. The operating results of certain lines of group health and accident and life insurance are shared equally by the Company and Mutual of Omaha. The amounts ceded were as follows:

                                                                  1999            1998

Aggregate reserve for policies and contracts                   $ 91,073,753    $84,042,215
                                                                 ==========     ==========

Policy and contract claims                                     $100,988,273    $98,669,575
                                                                ===========     ==========


                                                1999            1998             1997

Premium considerations                       $440,864,375     $387,138,546    $378,854,027
                                              ===========      ===========     ===========

Policyholder and beneficiary benefits        $370,484,415     $337,101,103    $286,033,083
                                              ===========      ===========     ===========

Group reinsurance settlement expense
  (included in operating expenses)           $ 25,391,147     $ 18,777,060    $ 10,405,717
                                              ===========      ===========     ===========

    The Company also assumes group and individual life insurance from Companion. The Company entered into a coinsurance treaty with Companion relating to bank annuity business in which Companion cedes 90% of the 1999 and 1998 related premiums to the Company and the Company pays 90% of the related benefits, in 1999 and 1998, respectively. The total amounts assumed by the Company relating to the treaties with Companion were as follows:

                                                          1999            1998

Aggregate reserve for policies and contracts         $67,290,793    $47,633,504
                                                      ==========     ==========

Policy and contract claims                           $ 2,740,908    $ 2,916,924
                                                      ==========     ==========

    The amounts assumed by the Company from Companion and included in the statutory statements of income were as follows:

                                          1999         1998            1997

Premium considerations                  $23,134,359  $19,789,981    $31,343,629
                                         ==========   ==========     ==========

Policyholder and beneficiary benefits   $ 7,951,294  $ 7,559,683    $ 3,570,731
                                         ==========   ==========     ==========

7.   REINSURANCE

    In the normal course of business, the Company assumes and cedes insurance business. The ceding of insurance business does not discharge an insurer from its primary legal liability to a policyholder. The Company remains liable to the extent that a reinsurer is unable to meet its obligations.

    The reconciliation of total premiums to net premiums is as follows:

                               1999              1998              1997

Direct                      $ 1,567,106,907   $ 1,460,515,466   $ 1,541,126,581
Assumed:
  Affiliated                     23,134,359        19,789,981        31,343,629
  Nonaffiliates                  32,345,121        26,437,129        23,548,361
Ceded:
  Affiliated                   (440,864,375)     (387,138,546)     (378,854,027)
  Nonaffiliated                 (41,677,802)      (34,628,513)      (30,060,923)
                             --------------     --------------    -------------

           Net              $ 1,140,044,210   $ 1,084,975,517   $ 1,187,103,621
                              =============     =============     =============
8.   CREDIT ARRANGEMENTS

    The Company and Mutual of Omaha are authorized by their Boards of Directors to borrow a maximum of $125,000,000 on a joint basis under certain lines of credit. At December 31, 1999, the Company had no outstanding borrowings against its uncommitted, uncollateralized revolving lines of credit. Interest rates applicable to borrowings under these lines of credit are negotiated with the lender at the time of borrowing.

9.   COMMITMENTS AND CONTINGENCIES

    Various lawsuits have arisen in the ordinary course of the Company's business. The Company believes that its defenses are meritorious and the eventual outcome of those lawsuits will not have a material effect on the Company's financial position.

    LEASES - The Company leases certain property to house Home Office operations in Omaha, Nebraska, from its parent, Mutual of Omaha. The current lease expires December 31, 2035.

    The Company and Mutual of Omaha rent office space, equipment and computer software under noncancellable operating leases. Future required minimum rental payments under those leases as of December 31, 1999 were approximately:

          2000                                          $20,124,290
          2001                                           14,722,563
          2002                                            9,635,808
          2003                                            5,475,019
          2004                                            2,572,647
          Thereafter                                      2,938,052
                                                       ------------

                Total                                   $55,468,379
                                                       ============
10.  DEPOSIT FUNDS

    The estimated fair value and statement value of guaranteed investment and select maturity contracts were:

                                                 1999                1998

Estimated fair value                       $ 1,138,068,000      $ 1,346,065,000
                                             =============        =============

Statement value                            $ 1,406,712,000      $ 1,353,266,000
                                             =============        =============


    The fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest-rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

    At December 31, 1999 and 1998, the Company held annuity reserves and deposit fund liabilities of $2,472,653,621 and $1,877,116,893, respectively, that were subject to discretionary withdrawal at book value with a surrender charge of less than 5%.

11.  STOCKHOLDER DIVIDENDS

    Regulatory   restrictions  limit  the  amount  of  dividends  available  for distribution without prior approval of regulatory authorities. The maximum amount of dividends which can be paid to the stockholder without prior approval of the Director of Insurance of the State of Nebraska is the greater of 10% of the insurer's surplus as of the previous December 31 or net gain from operations for the previous twelve month period ending December 31. Based upon these restrictions, the Company is permitted a maximum dividend distribution of $67,777,830 in 2000.

12.  BUSINESS RISKS

    The Company is subject to regulation by state insurance departments and undergoes periodic examinations by those departments. The following is a description of the most significant risks facing life and health insurers and how the Company manages those risks:

           LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will occur and create additional costs or expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by operating throughout the United States, thus reducing its exposure to any single jurisdiction, and by diversifying its products.

           CREDIT RISK is the risk that issuers of securities owned by the Company will default, or that other parties, including reinsurers which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy and by maintaining sound reinsurance, credit and collection policies.

           INTEREST-RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. The Company mitigates this risk by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, the Company may have to sell assets prior to maturity and recognize a gain or loss.

13. RECONCILIATION OF STATUTORY NET INCOME AND SURPLUS TO GAAP NET INCOME AND EQUITY

    As described in Note 1, the Company has prepared these financial statements in conformity with statutory accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. These practices differ from generally accepted accounting principles (GAAP). The following tables reconcile statutory net income to GAAP net income and statutory surplus to GAAP equity.


                                                  1999             1998             1997

Statutory net income as reported                $ 54,972,953    $ 49,549,915     $ 93,422,436
Future policy benefits and policyholder
  account balances                                14,442,932     (36,682,957)     (39,572,000)
Deferred policy acquisition costs                 28,205,163      47,066,276       63,151,000
Deferred income taxes and other tax
  reclassifications                               (6,785,000)     16,252,000       (4,793,000)
Valuation of investments                          15,115,420        (118,976)      14,183,000
Earnings of subsidiaries                          10,828,173      10,515,942        7,846,000
Other                                              2,983,278       7,916,496       (2,833,000)
                                                 -----------      ----------      ------------
Net income in conformity with generally
  accepted accounting principles               $ 119,762,919    $ 94,498,696     $131,404,436
                                                 ===========     ===========      ===========

                                                                 1999                1998

Statutory surplus                                              $ 686,778,300    $ 619,605,749
Future policy benefits and policyholder
  account balances                                              (312,316,678)    (325,783,497)
Deferred policy acquisition costs                                845,530,005      774,559,624
Deferred income taxes                                             (7,514,000)    (130,475,000)
Valuation of investments                                        (144,254,888)     261,236,362
Statutory asset valuation reserve                                122,704,340       99,408,763
Subsidiary equity                                                 25,350,012       36,681,569
Statutory interest maintenance reserve                            27,418,733       28,297,114
Other                                                            (13,214,697)       5,138,810
                                                                 ------------     -----------

Equity in conformity with generally
  accepted accounting principles                              $1,230,481,127   $1,368,669,494
                                                              ==============    =============

14.  CODIFICATION OF STATUTORY ACCOUNTING PRINCIPLES

    In March 1998, the National Association of Insurance Commissioners adopted the Codification of Statutory Accounting Principles ("Codification"). Codification, which is intended to standardize regulatory accounting and reporting for the insurance industry, is proposed to be effective January 1, 2001. During 1999, the State of Nebraska adopted the Codification. The Company has not finalized the quantification of the effects of Codification on its statutory financial statements.

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 1999
SCHEDULE 1 - SELECTED FINANCIAL DATA
--------------------------------------------------------------------------------

Investment income earned:
  U.S. Government bonds                                              $ 2,888,604
  Other bonds (unaffiliated)                                         541,455,069
  Bonds (affiliated)                                                           0
  Preferred stocks (unaffiliated)                                         87,536
  Preferred stocks (affiliated)                                                0
  Common stocks (unaffiliated)                                           161,075
  Common stocks (affiliated)                                                   0
  Mortgage loans                                                      49,565,958
  Real estate                                                         18,318,351
  Premium notes, policy loans and liens                                9,465,535
  Collateral loans                                                             0
  Cash on hand and on deposit                                                  0
  Short-term investments                                               7,990,378
  Other invested assets                                                  783,375
  Derivative instruments                                             (4,223,126)
  Aggregate write-ins for investment income                              529,247
                                                                         -------

Gross investment income                                             $627,022,002
                                                                    ============

Real estate owned - book value less encumbrances                    $ 84,198,631
                                                                    ============

Mortgage loans - book value:
  Farm mortgages                                                             $ 0
  Residential mortgages                                                        0
  Commercial mortgages                                               655,076,191
                                                                     -----------

Total mortgage loans                                                $655,076,191
                                                                    ============

Mortgage loans by standing - book value:
  Good standing                                                     $654,634,759
                                                                    ============

  Good standing with restructured terms                                      $ 0
                                                                             ===

  Interest overdue more than three months, not in foreclosure          $ 441,432
                                                                       =========

  Foreclosure in process                                                     $ 0
                                                                             ===

Other long-term assets - statement value                            $114,018,939
                                                                    ============

Collateral loans                                                             $ 0
                                                                             ===

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 1999
SCHEDULE 1 - SELECTED FINANCIAL DATA (CONTINUED)
--------------------------------------------------------------------------------

Bonds and stocks of subsidiaries and affiliates - book value:
  Bonds                                                                     $ 0
                                                                            ===

  Preferred stocks                                                          $ 0
                                                                            ===

  Common stocks                                                    $ 66,086,000
                                                                   ============

Bonds and  short-term  investments  by class  and
  expected  maturity;  Bonds by
  expected maturity - statement value:
    Due within one year or less                                   $ 955,764,084
    Over 1 year and through 5 years                               3,069,851,220
    Over 5 years through 10 years                                 2,270,225,205
    Over 10 years through 20 years                                1,132,674,991
    Over 20 years                                                   339,141,045
                                                                    -----------

  Total by maturity                                               7,767,656,545
                                                                 ==============

  Bonds by class - statement value:
    Class 1                                                       4,277,993,415
    Class 2                                                       3,054,217,918
    Class 3                                                         333,664,012
    Class 4                                                          97,251,871
    Class 5                                                           3,844,571
    Class 6                                                             684,758
                                                                        -------

  Total by class                                                  7,767,656,545
                                                                 ==============

  Total bonds publicly traded                                     3,475,922,697
                                                                 ==============

  Total bonds privately placed                                    4,291,733,848
                                                                 ==============

Preferred stocks - statement value                                          $ 0
                                                                            ===

Common stocks - market value                                      $ 105,772,706
                                                                  =============

Short-term investments - book value                                $ 80,883,886
                                                                   ============

Options, caps and floors owned - statement value                    $ 5,311,171
                                                                    ===========

Options, caps and floors written and in force - statement value             $ 0
                                                                            ===

Collar, swap and forward agreements open - statement value                  $ 0
                                                                            ===

Futures contracts open - current value                                      $ 0
                                                                            ===

Cash on deposit                                                    $ (1,991,317)
                                                                  =============

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 1999
SCHEDULE 1 - SELECTED FINANCIAL DATA (CONTINUED)
--------------------------------------------------------------------------------

Life insurance in force (in thousands):
  Industrial                                                                 $ 0
                                                                             ===

  Ordinary                                                          $ 58,020,660
                                                                    ============

  Credit life                                                              $ 411
                                                                           =====

  Group life                                                        $ 65,721,874
                                                                    ============

Amount of accidental death insurance in force
 under ordinary policies (in thousands)                              $ 2,582,244
                                                                     ===========

Life insurance policies with disability provisions
in force (in thousands):
  Industrial                                                                 $ 0
                                                                             ===

  Ordinary                                                           $ 9,283,592
                                                                     ===========

  Credit life                                                                $ 0
                                                                             ===

  Group life                                                        $ 37,209,356
                                                                    ============

Supplementary contracts in force: Ordinary -
 not involving life contingencies:
    Amount on deposit                                               $ 16,935,580
                                                                    ============

    Income payable                                                   $ 3,174,827
                                                                     ===========

  Ordinary - involving life contingencies - income payable           $ 1,521,854
                                                                     ===========

Group - not involving life contingencies:
  Amount on deposit                                                          $ 0
                                                                             ===

  Income payable                                                             $ 0
                                                                             ===

Group - involving life contingencies - income payable                        $ 0
                                                                             ===

Annuities:
  Ordinary:
    Immediate - amount of income payable                            $ 44,488,735
                                                                    ============

    Deferred - fully paid - account balance                      $ 2,506,338,292
                                                                 ===============

    Deferred - not fully paid - account balance                    $ 437,543,222
                                                                   =============

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 1999
SCHEDULE 1 - SELECTED FINANCIAL DATA (CONTINUED)
--------------------------------------------------------------------------------


Group:

  Amount of income payable                                         $ 169,310,272
                                                                   =============

  Fully paid - account balance                                     $ 108,056,340
                                                                   =============

  Not fully paid - account balance                                           $ 0
                                                                             ===

Accident and health insurance - premiums in force:

  Ordinary                                                             $ 147,887
                                                                       =========

  Group                                                            $ 540,489,071
                                                                   =============

  Credit                                                                     $ 0
                                                                             ===

Deposit funds and dividend accumulations:

  Deposit funds - account balance                                $ 2,900,133,519
                                                                 ===============

  Dividend accumulations - account balance                              $ 51,107
                                                                        ========

Claim payments 1999:
  Group accident and health - year ended December 31, 1999:

    1999                                                                     $ 0
                                                                             ===

    1998                                                                     $ 0
                                                                             ===

    1997                                                                     $ 0
                                                                             ===

    1996                                                                     $ 0
                                                                             ===

    1995                                                                     $ 0
                                                                             ===

    Prior                                                                    $ 0
                                                                             ===

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 1999
SCHEDULE 1 - SELECTED FINANCIAL DATA (CONTINUED)
--------------------------------------------------------------------------------


Claim payments 1999:
  Other accident and health:

    1999                                                                   $ 0
                                                                           ===

    1998                                                                   $ 0
                                                                           ===

    1997                                                                   $ 0
                                                                           ===

    1996                                                                   $ 0
                                                                           ===

    1995                                                                   $ 0
                                                                           ===

    Prior                                                                  $ 0
                                                                           ===

  Other coverages that use developmental methods to calculate claim reserves:

    1999                                                               $ 1,018
                                                                       =======

    1998                                                                 $ 916
                                                                         =====

    1997                                                                 $ 611
                                                                         =====

    1996                                                                   $ 0
                                                                           ===

    1995                                                                   $ 0
                                                                           ===

    Prior                                                                  $ 0
                                                                           ===

UNITED OF OMAHA
SEPARATE ACCOUNT C

FINANCIAL STATEMENTS AND
INDEPENDENT AUDITORS' REPORT AS OF
DECEMBER 31, 1999 AND FOR THE YEARS
ENDED DECEMBER 31, 1999 AND 1998

INDEPENDENT AUDITORS' REPORT


To the Board of Directors
United of Omaha Life Insurance Company

We have audited the accompanying statement of net assets of each of the sub-accounts ("portfolios" that include American Growth, American Small Capitalization, Prime Money Fund II, U.S. Government Securities II, Asset Manager, Asset Manager: Growth, Contrafund, Equity Income (Fidelity), Growth, Index 500, Capital Opportunities, Emerging Growth, Global Governments, High Income, Research, Emerging Markets Equity, Fixed Income, Capital Growth, Real Estate Growth, Bond, Global Discovery, Growth & Income, Money Market, International (Scudder), Equity Income (T. Rowe Price), International Stock, Limited-Term Bond, New America Growth and Personal Strategy Balanced) that comprise United of Omaha Separate Account C (the "Separate Account") as of December 31, 1999, and the related statements of operations and changes in net assets for the years ended December 31, 1999 and 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1999 by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Separate Account as of December 31, 1999, and the results of their operations and changes in their net assets for the years ended December 31, 1999 and 1998 in conformity with generally accepted accounting principles.


/s/ DELOITTE & TOUCHE LLP

Omaha, Nebraska
March 31, 2000


UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENT OF NET ASSETS
DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------

                                                                                           Market
                                                                    Units       Market     Value
ASSETS                                                  Cost     Outstanding    Value     per Unit

Investments:
  Alger:
    American Growth                                 $ 51,734,990   2,449,006 $ 74,650,753  $ 30.48
    American Small Capitalization                     35,683,606   2,185,680   47,845,738    21.89

  Federated:
    Prime Money Fund II                               60,045,795  51,447,904   60,219,917     1.17
    U.S. Government Securities II                     29,123,256   2,385,800   29,002,468    12.16

  Fidelity:
    Asset Manager                                        583,808      36,652      684,390    18.67
    Asset Manager:  Growth                            45,365,740   2,682,326   57,747,743    21.53
    Contrafund                                        56,842,852   3,297,195   87,727,414    26.61
    Equity Income                                     68,962,787   4,232,981   79,103,997    18.69
    Growth                                             1,051,323      39,917    1,424,604    35.69
    Index 500                                         48,827,439   3,448,542   61,314,022    17.78

  MFS:
    Capital Opportunities                             23,488,722   1,589,008   34,989,297    22.02
    Emerging Growth                                   49,012,611   2,860,288  106,797,471    37.34
    Global Governments                                16,052,148   1,485,152   15,670,360    10.55
    High Income                                       27,403,753   2,062,583   27,487,503    13.33
    Research                                          38,749,295   2,438,674   56,842,707    23.31

  Morgan Stanley Dean Witter:
    Emerging Markets Equity                            1,014,749     107,744    1,414,880    13.13
    Fixed Income                                       1,830,977     170,627    1,734,240    10.16

  Pioneer:
    Capital Growth                                     7,986,502     649,244    8,017,720    12.35
    Real Estate Growth                                 8,848,069     773,039    7,127,459     9.22

  Scudder:
    Bond                                                 295,290      21,626      281,438    13.01
    Global Discovery                                   4,257,047     302,927    6,503,532    21.47
    Growth & Income                                   14,084,592   1,019,652   13,490,316    13.23
    Money Market                                         239,297     195,617      239,316     1.22
    International                                     37,713,248   2,344,482   53,416,405    22.78

  T. Rowe Price:
    Equity Income                                     72,205,142   4,058,263   76,252,217    18.79
    International Stock                               39,096,522   2,915,312   52,861,556    18.13
    Limited-Term Bond                                 35,788,640   2,961,717   34,645,511    11.70
    New America Growth                                32,297,450   1,778,300   42,385,714    23.83
    Personal Strategy Balanced                        46,233,478   2,855,213   50,728,354    17.77
                                                     -----------              -----------

           Total invested assets                   $ 854,819,128          $ 1,090,607,042
                                                   ==============          ===============

LIABILITIES                                                 $ -                      $ -
                                                            ----                     ---

           Net assets                              $ 854,819,128          $ 1,090,607,042
                                                   ==============          ===============


The accompanying notes are an integral part of these financial statements.


UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998
---------------------------------------------------------------------------------------------------

                        Alger                                             Federated
                        ------------------------------------------------  -------------------------
                             American                   American                Prime Money
                            Growth                  Small Capitalization         Fund II
                        -----------------------  -----------------------  -------------------------
                           1999        1998         1999        1998          1999        1998
Income:
  Investment income:
    Reinvested dividends and
      capital gain
      distributions     $5,530,832 $ 5,897,690  $ 4,300,844 $ 3,823,721   $ 2,325,388 $ 1,451,901

Expenses:
  Mortality and expense
    risk charges           726,305     460,057      444,473     347,043       570,568     366,184
                           --------   --------      --------   --------       --------    -------
           Net investment
             income
             (expense)   4,804,527   5,437,633    3,856,371   3,476,678     1,754,820   1,085,717

Net realized gains
 (losses)                2,243,216   1,971,427      184,639    (255,903)            -           -

Net change in unrealized
  gains (losses)        10,206,081   7,452,117    9,931,186     829,458             -           -
                        ----------- ----------    ----------   --------            --          --

Net increase (decrease) in
  net assets from
  operations            17,253,824  14,861,177   13,972,196   4,050,233     1,754,820   1,085,717

Purchases made by
  policyowners          13,193,891   9,530,357    4,440,009   4,518,346   108,884,735  86,150,077

Withdrawals made by
  policyowners          (4,532,126) (6,812,535)  (3,798,301) (3,014,435)  (89,526,996)(69,514,719)
                        ----------- ----------  ----------- ------------  ------------ -----------

Net policyowner
  transactions           8,661,765   2,717,822      641,708   1,503,911    19,357,739  16,635,358
                         ---------- ----------      -------- ----------     ----------- ----------

Increase (decrease) in
  net assets            25,915,589  17,578,999   14,613,904   5,554,144    21,112,559  17,721,075

Net assets, beginning of
  year                  48,735,164  31,156,165   33,231,834  27,677,690    39,107,358  21,386,283
                        ----------- -----------  ----------- -----------   -----------  ----------

Net assets, end
 of year               $74,650,753 $48,735,164  $47,845,738 $33,231,834  $ 60,219,917 $39,107,358
                        ========== ============ =========== ============ ============ ============

Accumulation unit:
  Purchases                572,950     522,470      295,730     345,456    97,743,427  77,323,685
  Withdrawals             (188,870)   (376,025)    (248,285)   (228,697)  (80,710,900)(62,393,332)
                          --------- ----------   ----------   ---------  -----------------------

Net increase (decrease) in
  units outstanding        384,080     146,445       47,445     116,759    17,032,527  14,930,353

Units outstanding,
  beginning of year      2,064,926   1,918,481    2,138,235   2,021,476    34,415,377  19,485,024
                        ----------  ----------   ----------  ----------   -----------  ----------

Units outstanding, end
  of year                2,449,006   2,064,926    2,185,680   2,138,235    51,447,904  34,415,377
                        ==========  ==========   ==========  ==========   ===========  ==========


The accompanying notes are an integral part of these financial statements.


                                       38

                                Fidelity
-------------------------  ----------------------------------------------------------------------
    U.S. Government            Asset             Asset Manager:
    Securities II              Manager                Growth                  Contrafund
-------------------------  -------------------  -----------------------   -----------------------
    1999        1998         1999     1998         1999        1998          1999       1998


 $ 1,386,713   $ 407,214   $ 48,763  $ 81,607   $ 3,485,423 $ 5,406,960   $ 2,887,608$ 3,089,619



     356,923     334,326      9,219     9,085       669,434     607,791       929,971    710,977
    --------    --------     ------    ------      --------    --------      --------    -------

   1,029,790      72,888     39,544    72,522     2,815,989   4,799,169     1,957,637  2,378,642

     381,973     696,005      6,757    14,474     2,081,653     870,446     3,393,824  1,456,092


  (1,964,520)    941,440     12,859    (5,205)    2,324,333   1,704,498    10,854,759 11,277,313
  ------------  --------    -------    --------  ---------- ----------    ----------- ----------


    (552,757)  1,710,333     59,160    81,791     7,221,975   7,374,113    16,206,220 15,112,047


   4,852,194  14,895,491     17,585    23,896     2,731,354   5,710,428     8,613,937  8,442,500


  (6,146,409) (7,058,231)   (44,853)  (92,144)   (7,063,950) (3,578,049)   (7,075,286)(5,208,496)
  ----------- -----------  --------- ---------   ----------- -----------  ----------- -----------


  (1,294,215)  7,837,260    (27,268)  (68,248)   (4,332,596)  2,132,379     1,538,651  3,234,004
  ----------- -----------    -------- ---------  -----------  ---------    ----------  ---------


  (1,846,972)  9,547,593     31,892    13,543     2,889,379   9,506,492    17,744,871 18,346,051


  30,849,440  21,301,847    652,498   638,955    54,858,364  45,351,872    69,982,543 51,636,492
 ----------- -----------   --------  --------   ----------- -----------   ----------- ----------

 $29,002,468 $30,849,440   $684,390  $652,498   $57,747,743 $54,858,364   $87,727,414 69,982,543
============ ============  ======== =========   =========== ===========   =========== ==========


     414,270   1,254,460        976     1,525       177,473     358,922       447,757    477,393
    (516,162)   (591,558)    (2,602)   (5,769)     (370,738)   (231,851)     (323,860)  (296,210)
    ----------  ----------   --------  --------    ---------- ----------    ---------- ---------


    (101,892)    662,902     (1,626)   (4,244)     (193,265)    127,071       123,897    181,183


   2,487,692   1,824,790     38,278    42,522     2,875,591   2,748,520     3,173,298  2,992,115
  ----------  ----------    -------   -------    ---------- ----------     ----------  ---------


   2,385,800   2,487,692     36,652    38,278     2,682,326   2,875,591     3,297,195  3,173,298
  ==========  ==========    =======   =======    ========== ==========     ==========  =========


UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (Continued)
---------------------------------------------------------------------------------------------------

                                  Fidelity (continued)
                           ------------------------------------------------------------------------

                                 Equity Income              Growth                Index 500
                           -----------------------  ----------------------  -----------------------
                               1999        1998         1999       1998         1999       1998

Income:
  Investment income:
    Reinvested dividends and
      capital gain
      distributions         $3,484,880 $ 3,813,349   $ 142,681  $ 134,152    $ 597,576   $ 475,145

Expenses:
  Mortality and expense
    risk charges               953,450     796,919      18,153     14,853      584,535     244,317
                              --------   --------      -------    -------     --------    -------
           Net investment
             income
            (expense)        2,531,430   3,016,430     124,528    119,299       13,041     230,828

Net realized gains (losses)  1,720,983   1,100,664     207,807     38,962      905,876     305,227

Net change in unrealized
  gains (losses)              (600,778)  2,139,634      52,183    204,637    7,615,261   4,337,279
                              --------- ----------      -------   --------   ----------  ---------

Net increase (decrease) in
  net assets from operations 3,651,635   6,256,728     384,518    362,898    8,534,178   4,873,334

Purchases made by
  policyowners              10,078,467  13,239,127     435,940    272,659   22,630,890  19,839,175

Withdrawals made by
  policyowners              (6,618,092) (5,968,305)   (652,526)  (324,590)  (2,871,947) (2,204,768)
                            ---------- ------------   ---------- ---------- ---------- ------------

Net policyowner
  transactions               3,460,375   7,270,822    (216,586)   (51,931)  19,758,943  17,634,407
                            ----------  ----------   ----------  --------- ----------   ----------

Increase (decrease) in
  net assets                 7,112,010 13,527,550      167,932    310,967   28,293,121  22,507,741

Net assets, beginning of
  year                      71,991,987  58,464,437   1,256,672    945,705   33,020,901  10,513,160
                           ----------- -----------  ----------   --------   ----------- ----------

Net assets, end of year    $79,103,997 $71,991,987  $1,424,604 $1,256,672   $61,314,022 33,020,901
                           =========== ============ ========== ===========  =========== ==========

Accumulation unit:
  Purchases                    627,088     851,493      14,529     12,597    1,490,382   1,509,239
  Withdrawals                 (390,542)  (383,154)     (22,330)   (14,262)    (210,332)   (189,464)
                              ---------- ----------    ---------  ---------   ----------  ---------

Net increase (decrease) in
  units outstanding            236,546    468,339       (7,801)    (1,665)   1,280,050   1,319,775

Units outstanding,
  beginning of year          3,996,435  3,528,096       47,718     49,383    2,168,492     848,717
                            ---------- ----------      -------    -------   ----------    -------

Units outstanding, end
  of year                    4,232,981  3,996,435       39,917     47,718    3,448,542   2,168,492
                            ========== ==========      =======    =======   ==========   =========


The accompanying notes are an integral part of these financial statements.

                                       40

MFS
--------------------------------------------------------------------------------------------------------------------------
       Capital                 Emerging                  Global                   High
    Opportunities               Growth                 Governments               Income                 Research
---------------------  --------------------------- ----------------------- ----------------------- -----------------------
    1999        1998         1999        1998         1999        1998        1999        1998        1999        1998




    $ 66,931    $ 34,126          $ -   $ 489,487    $ 861,319  $ 179,273  $ 1,690,567 $ 1,714,934   $ 667,353 $ 1,077,367




     288,480     119,210      874,802     678,228      190,155    181,446      311,397    295,312      635,281    582,668
    --------    --------     --------    --------     --------   --------     --------   --------     --------   -------

    (221,549)    (85,084)    (874,802)   (188,741)     671,164     (2,173)   1,379,170  1,419,622       32,072    494,699

     541,338      49,710    5,850,262   4,564,396       66,612    103,089   (1,022,376)   479,122    4,304,401  2,087,913


   9,606,220   2,151,845   41,118,570  11,325,013   (1,323,133)   895,000      991,427 (1,990,063)   6,423,949  6,571,348
  ----------  ----------  ----------- -----------   ------------ --------     -------- ------------ ---------- ---------


   9,926,009   2,116,471   46,094,030  15,700,668     (585,357)   995,916    1,348,221    (91,319)  10,760,422  9,153,960


   9,883,061  11,602,172    6,783,296  24,074,623    2,367,677  3,184,647   20,934,824  25,681,655   4,187,672 10,044,190


  (1,841,770)   (318,230) (12,314,536)(20,466,865)  (1,943,382)(1,746,557) (20,294,051)(22,507,105)(11,981,358)(6,476,665)
  ------------  -------- ------------- ------------ ---------- ----------- ----------- ------------ ----------- ----------


   8,041,291  11,283,942   (5,531,240)  3,607,758      424,295  1,438,090      640,773   3,174,550   (7,793,686)3,567,525
  ---------- -----------   ----------- ----------     -------- ----------     -------- ----------   --------------------


  17,967,300  13,400,413   40,562,790  19,308,426     (161,062) 2,434,006    1,988,994   3,083,231   2,966,736 12,721,485


  17,021,997   3,621,584   66,234,681  46,926,255   15,831,422  13,397,416  25,498,509  22,415,278  53,875,971  41,154,486
 -----------  ----------  ----------- -----------  ----------- ----------- ----------- ----------- ----------- ----------

$ 34,989,297 $ 17,021,997 $106,797,471 $66,234,681 $15,670,360 $15,831,422 $27,487,503 $25,498,509 $56,842,707 $53,875,971
============ ============= =========== =========== ============ =========== =========== =========== =========== ==========



     596,937     857,379      293,704   1,345,849      231,787    315,249    1,606,829  1,964,939      242,371    540,416
    (125,793)    (31,712)    (517,588) (1,152,483)    (191,430)  (173,297)  (1,546,950)(1,691,870)    (614,826)  (338,022)
    ----------   ---------   --------- ------------   ---------- ---------- ----------- -----------   ---------- ---------


     471,144     825,667     (223,884)    193,366       40,357    141,952       59,879    273,069     (372,455)   202,394


   1,117,864     292,197    3,084,172   2,890,806    1,444,795  1,302,843    2,002,704  1,729,635    2,811,129  2,608,735
  ----------    --------   ----------  ----------   ---------- ----------   ---------- ----------   ---------- ---------


   1,589,008   1,117,864    2,860,288   3,084,172    1,485,152  1,444,795    2,062,583  2,002,704    2,438,674  2,811,129
  ==========  ==========   ==========  ==========   ========== ==========   ========== ==========   ========== =========


UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (Continued)
----------------------------------------------------------------------------------------------------------------

                             Morgan Stanley Dean Witter                  Pioneer
                       ------------------------------------------  ---------------------------------------------
                         Emerging Markets           Fixed                Capital                Real Estate
                             Equity                 Income                Growth                  Growth
                       --------------------  --------------------  ----------------------  -------------------------
                          1999      1998         1999      1998        1999       1998         1999      1998

Income:
  Investment income:
    Reinvested dividends and
      capital
      gain distributions    $105     $ 531     $ 79,814 $ 34,976     $ 68,141  $ 501,544    $ 437,196  $ 298,938

Expenses:
  Mortality and expense
    risk charges           6,421       425       19,465    2,619       96,863     83,985       81,863    72,153
                          ------      ----      -------   ------      -------    -------      -------   - -----
           Net investment
             income
            (expense)     (6,316)      106       60,349   32,357      (28,722)   417,559      355,333    226,785

Net realized gains
  (losses)                60,496    (2,895)     (27,552)   1,380      (95,435)    (5,064)    (314,427)   (29,215)

Net change in unrealized
  gains (losses)         395,932     4,199      (78,482) (18,255)     992,728 (1,004,636)    (419,533)(1,537,728)
                         --------    ------      ------- ---------   -------- ------------   --------- -----------

Net increase (decrease) in
  net assets from
  operations             450,112     1,410      (45,685)  15,482      868,571   (592,141)    (378,627)(1,340,158)

Purchases made by
  policyowners         1,091,719   109,733    1,767,199  867,518      882,944  4,528,117    2,113,462  4,652,337

Withdrawals made by
  policyowners          (229,968)   (8,126)    (828,717) (41,557)  (1,750,957)  (432,785)   (966,398) (2,194,334)
                        ----------  --------   ------------------- ------------ ----------   --------- -----------

Net policyowner
  transactions           861,751   101,607      938,482  825,961     (868,013) 4,095,332    1,147,064  2,458,003
                        --------  --------     -------- --------     ---------- ---------   ---------- ---------

Increase (decrease) in
  net assets           1,311,863   103,017      892,797  841,443          558  3,503,191      768,437  1,117,845

Net assets, beginning of
  year                   103,017         -      841,443        -    8,017,162  4,513,971    6,359,022  5,241,177
                        --------        --     --------       --   ---------- ----------   ---------- ---------

Net assets, end
  of year             $1,414,880  $103,017   $1,734,240 $841,443   $8,017,720  8,017,162   $7,127,459 $6,359,022
                      ========== =========   ========== =========  =========== ===========  ========= ===========

Accumulation unit:
  Purchases              117,757    15,973      171,274   85,024       81,586    378,915      231,879    421,925
  Withdrawals            (24,726)   (1,260)     (81,484)  (4,187)    (155,031)   (40,182)    (109,544)  (199,793)
                         ---------  --------    --------- --------   ----------  ---------   ---------  ---------

Net increase (decrease) in
  units outstanding       93,031    14,713       89,790   80,837      (73,445)   338,733      122,335    222,132

Units outstanding,
  beginning of year       14,713         -       80,837        -      722,689    383,956      650,704    428,572
                         -------        --      -------       --     --------   --------     --------    -------

Units outstanding, end
  of year                107,744    14,713      170,627   80,837      649,244    722,689      773,039    650,704
                        ========   =======     ========  =======     ========   ========     ========   =======


The accompanying notes are an integral part of these financial statements.

                                       42



--------------------------------------------------------------------------------------------

Scudder
--------------------------------------------------------------------------------------------
                             Global                 Growth &                  Money
       Bond                Discovery                 Income                  Market
---------------------  ---------------------   -----------------------  --------------------
   1999      1998         1999      1998          1999       1998         1999      1998




  $ 15,176  $ 24,094     $ 36,736  $ 65,852    $1,153,628   $ 799,685    $ 11,862   $ 7,255



     4,559     5,317       48,432    39,278       167,247     142,819       3,426     1,955
    ------    ------      -------   -------      --------    --------      ------    -----

    10,617    18,777      (11,696)   26,574       986,381     656,866       8,436     5,300

     3,996     2,489      327,096    68,569       (11,082)     65,051           -         -


   (22,075)   (3,266)   1,974,754   251,048      (360,096)   (504,207)         -         -
   ---------  -------- ----------  --------      ----------  ----------        --        --


    (7,462)   18,000    2,290,154   346,191       615,203     217,710       8,436     5,300


    39,715   239,999    2,000,755 2,066,128     1,680,074   8,142,779     680,385   654,064


  (222,456) (110,837)  (1,731,158) (696,644)   (2,534,946) (1,476,579)   (563,085) (664,205)
  --------- --------- ---------- ------------  ----------- -----------  ---------- ---------


  (182,741) 129,162      269,597  1,369,484      (854,872) 6,666,200     117,300    (10,141)
  ------------------     -------- ----------     --------------------    --------   --------


  (190,203)  147,162    2,559,751 1,715,675      (239,669)  6,883,910     125,736    (4,841)


   471,641   324,479    3,943,781  2,228,106    13,729,985  6,846,075     113,580   118,421
  --------  --------   ---------- ----------   ----------- ----------    --------  -------

  $281,438  $471,641   $6,503,532 $3,943,781   $13,490,316 13,729,985   $ 239,316 $ 113,580
 ========= =========   ========== ===========  =========== ===========  ========= ==========


     3,071    18,429      126,988   167,565       142,434     641,880     567,340   562,756
   (16,841)   (8,626)    (124,061)  (61,675)     (198,688)   (127,568)   (467,837) (570,692)
   ---------  --------   ---------- ---------    ----------  ----------  --------- ---------


   (13,770)    9,803        2,927   105,890       (56,254)    514,312      99,503    (7,936)


    35,396    25,593      300,000   194,110     1,075,906     561,594      96,114   104,050
   -------   -------     --------  --------    ----------    --------     -------  -------


    21,626    35,396      302,927   300,000     1,019,652   1,075,906     195,617    96,114
   =======   =======     ========  ========    ==========  ==========    ========   ======


UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (Continued)
-------------------------------------------------------------------------------------------------------------

                                  Scudder (continued)      T. Rowe Price
                                 -----------------------  ---------------------------------------------------
                                                                 Equity                 International
                                      International               Income                    Stock
                                 -----------------------  ------------------------  -------------------------
                                     1999       1998           1999        1998          1999        1998
Income:
  Investment income:
    Reinvested dividends and
      capital gain distributions $3,786,673  $4,144,357    $ 4,878,975 $ 4,108,447      $ 782,580   $ 652,192

Expenses:
  Mortality and expense
    risk charges                    494,220     417,876        991,084     931,829        528,197     479,501
                                   --------    --------       --------   --------       --------    -------
           Net investment
             income (expense)     3,292,453   3,726,481      3,887,891   3,176,618        254,383     172,691

Net realized gains (losses)       1,384,984   1,053,943      4,416,430   2,008,143      2,577,767   1,357,082

Net change in unrealized
  gains (losses)                 13,980,163     (22,111)    (6,038,020)    271,262     10,048,430   3,646,882
                                 -----------    ---------   ------------  --------    -----------  ---------

Net increase (decrease) in
  net assets from operations     18,657,600   4,758,313      2,266,301   5,456,023     12,880,580   5,176,655

Purchases made by
  policyowners                   18,425,569  11,056,886      5,501,762  15,786,635     17,507,231  11,544,542

Withdrawals made by
  policyowners                  (20,874,728) (9,708,314)   (14,022,457) (6,417,042)   (19,411,903)(10,255,941)
                                 ------------ -----------  ------------ ----------  ------------- -----------

Net policyowner
  transactions                   (2,449,159)  1,348,572     (8,520,695)  9,369,593     (1,904,672)  1,288,601
                                 ----------- -----------     --------- -----------     ---------- -----------

Increase (decrease) in
  net assets                     16,208,441   6,106,885     (6,254,394) 14,825,616     10,975,908   6,465,256

Net assets, beginning of
  year                           37,207,964  31,101,079     82,506,611  67,680,995    41,885,648   35,420,392
                                 ---------- -----------     ----------- -----------   ----------- ----------

Net assets, end of year         $53,416,405 $37,207,964   $ 76,252,217 $82,506,611   $ 52,861,556 $41,885,648
                                =========== ===========  ============= ===========   ============ =============

Accumulation unit:
  Purchases                       1,426,789     786,536        366,614     963,737      1,372,957     910,786
  Withdrawals                    (1,538,304)   (722,194)      (745,677)   (392,992)    (1,469,021)   (802,100)
                                 ------------  ----------     ----------  ----------   ------------  ---------

Net increase (decrease) in
  units outstanding                (111,515)     64,342       (379,063)    570,745        (96,064)    108,686

Units outstanding,
  beginning of year               2,455,997   2,391,655      4,437,326   3,866,581      3,011,376   2,902,690
                                  ----------  ----------     ---------- ----------     ----------   ---------

Units outstanding, end
  of year                         2,344,482   2,455,997      4,058,263   4,437,326      2,915,312   3,011,376
                                 ==========  ==========     ==========  ==========     ==========   =========


The accompanying notes are an integral part of these financial statements.


                                       44

    Limited-Term               New America           Personal Strategy
         Bond                     Growth                  Balanced                    Total
-------------------------  -----------------------  ------------------------  --------------------------
    1999        1998          1999       1998          1999        1998           1999         1998


 $ 1,783,798 $ 1,263,338   $2,425,063   $ 831,599   $ 4,558,783 $ 3,316,357   $ 47,495,408 $ 44,125,710



     392,924     260,609      492,872     428,981       622,030     571,457     11,512,749    9,187,220
    --------    --------     --------    --------      --------    --------    -----------   ---------

   1,390,874   1,002,729    1,932,191     402,618     3,936,753   2,744,900     35,982,659   34,938,490

     (42,941)     65,295    2,150,036     481,957     1,664,651     644,781     32,960,984   19,193,140


  (1,460,233)    187,916      308,903   4,721,857     (2,095,790) 2,185,079    112,475,078   56,012,354
  ------------  --------     --------  ----------    ----------------------   ------------  ----------


    (112,300)  1,255,940    4,391,130   5,606,432     3,505,614   5,574,760    181,418,721  110,143,984


  10,215,807  14,476,167    1,809,996   7,763,385     3,034,671   7,426,015    286,786,821  326,523,648


  (3,161,106) (2,628,570)  (5,701,573) (1,703,878)   (7,421,204) (2,819,625)  (256,126,239)(194,450,131)
  ----------- ------------ ----------- ------------  ----------- ------------ ------------- ------------


   7,054,701  11,847,597   (3,891,577)  6,059,507    (4,386,533)  4,606,390     30,660,582  132,073,517
  ---------- -----------   ----------- -----------    ----------- ----------    ----------- -----------


   6,942,401  13,103,537      499,553  11,665,939      (880,919) 10,181,150    212,079,303  242,217,501


  27,703,110  14,599,573   41,886,161  30,220,222    51,609,273  41,428,123    878,527,739  636,310,238
 ----------- -----------   ----------- -----------   ----------- -----------   ------------ -----------

 $34,645,511 $27,703,110  $42,385,714 $41,886,161   $50,728,354 $51,609,273 $1,090,607,042  878,527,739
============ ============ ============ ===========  ========================  ============== ============


     909,488   1,292,173      101,420     500,626       215,029     524,423
    (300,553)   (247,334)    (264,319)   (185,429)     (449,889)   (227,284)
    ----------  ----------   ----------  ----------    ----------  ---------


     608,935   1,044,839     (162,899)    315,197      (234,860)    297,139


   2,352,782   1,307,943    1,941,199   1,626,002     3,090,073   2,792,934
  ----------  ----------   ----------  ----------    ----------  ---------


   2,961,717   2,352,782    1,778,300   1,941,199     2,855,213   3,090,073
  ==========  ==========   ==========  ==========    ==========  =========

UNITED OF OMAHA SEPARATE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998
--------------------------------------------------------------------------------


1.   NATURE OF OPERATIONS

     United of Omaha Separate Account C (the "Separate Account") was established by United of Omaha Life Insurance Company ("United") on December 1, 1993, under procedures established by Nebraska law, and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of the Separate Account are owned by United, however, the net assets of the Separate Account are restricted from use in the ordinary business of United.

     A separate policyholder may allocate funds to a fixed income account, which is part of United's general account, in addition to those sub-accounts detailed below. Because of interests in the fixed income account has not been registered under the Securities Act of 1933 and United has not been registered as an investment company under the Investment Company Act of 1940, due to exemptive and exclusionary provisions under such accounts.

2.   SUB-ACCOUNTS

     The Separate Account is divided into sub-accounts, each of which invests exclusively in shares of a corresponding mutual fund portfolio. The available portfolios are:

      ALGER                                           MORGAN STANLEY DEAN WITTER

      American Growth                                 Emerging Markets Equity
      American Small Capitalization                   Fixed Income

                FEDERATED                                   PIONEER

      Prime Money Fund II                             Capital Growth
      U.S. Government Securities II                   Real Estate Growth

                FIDELITY                                   SCUDDER
      Asset Manager                                   Bond
      Asset Manager:  Growth                          Global Discovery
      Contrafund                                      Growth & Income
      Equity Income                                   Money Market
      Growth                                          International
      Index 500

            MFS                                    T. ROWE PRICE

           Capital Opportunities                   Equity Income
           Emerging Growth                         International Stock
           Global Governments                      Limited-Term Bond
           High Income                             New America Growth
           Research                                Personal Strategy Balanced

     The availability of some portfolios is dependent upon the product under which each policy was written.

3.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION AND RELATED INVESTMENT INCOME - The market value of investments is based on year-end closing bid prices. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed) and dividend income and capital gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the specific identification basis. Charges for investment advisory fees and other expenses are reflected in the net asset values of the mutual fund portfolios.

     ANNUITY RESERVES - Annuity reserves are computed for policies receiving annuity payments using the 1983 Individual Annuity Mortality Table. The assumed investment return is 4.0%. The mortality risk is fully borne by United and may result in additional amounts being transferred into the Separate Account by United.

     FEDERAL INCOME TAXES - Operations of the Separate Account are included in the federal income tax return of United, which is taxed as a life insurance company under the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Separate Accounts.

     RECLASSIFICATIONS - Certain reclassifications have been made to the prior year amounts to conform with current year presentation with no changes to net assets.

4.   ACCOUNT CHARGES

     United deducts a daily charge as compensation for the mortality and expense risks assumed by United. The annual rate is a percentage of the net asset value of each sub-account for the various products offered. The percentages by product are:

               Series I                        1.25%
               Series V                        1.00%
               Ultra-Access                    1.40%

     United guarantees that the mortality and expense charge shall not increase above these levels.

     United may incur premium taxes relating to the policies. United will deduct a charge of up to 3.5% of purchase payments for any premium taxes related to a particular policy at the time of purchase payments, upon surrender, upon death of any owner, or at the annuity start date.

     Net taxable income (loss) of the Separate Account is included in the federal income tax return of United, which is taxed as a life insurance company under the Internal Revenue Code. No charges are currently made to the Separate Account for taxes other than premium taxes. United reserves the right to levy charges in the future for taxes or other economic burdens resulting from taxes that United determines are properly attributable to the Separate Account.

     United deducts a daily administrative expense charge from the net assets of the Separate Account. The annual rate is a percentage of the net asset value of each sub-account by product based on the following:

               Series I                                .15%
               Series V                                .20%
               Ultra-Access                            .20%

     There is also an annual policy fee of $30 that is deducted from the accumulation value on the last valuation date of each policy year or at complete surrender. The annual policy fee is waived if the accumulation value is greater than $50,000 on the last valuation date of the applicable policy year. United guarantees that the daily administrative expense charge and the annual policy fee will not increase.

     One of the variable annuity products includes a feature which provides the policyowner an option to purchase an enhanced death benefit. A daily charge equivalent to an annual rate of .35% of the net assets is deducted from each policy with this feature.

     A withdrawal charge will be assessed on withdrawals in excess of an allowable percentage of the participant's accumulation value as of the last contract anniversary preceding the request for the withdrawal. The allowable withdrawal percentage by product is as follows:

               Series I                                10%
               Series V                                15%
               Ultra-Access                             0%

     The amount of the charge will depend upon the period of time elapsed since the purchase payment (first-in, first-out arrangement) was made, as follows:


                                                     CHARGE ON WITHDRAWAL
                                                           EXCEEDING
               PURCHASE PAYMENT YEAR                   ALLOWABLE AMOUNT

                         1                                    7%
                         2                                    6%
                         3                                    5%
                         4                                    4%
                         5                                    3%
                         6                                    2%
                         7                                    1%

     All account charges are paid through the redemption of shares. Shares are redeemed based on each policyowner's variable portfolio allocation.

     There is no charge for the first 12 transfers between sub-accounts of the Separate Account in each policy year. However, there is a $10 fee for the 13th and each subsequent request during a single policy year. Any applicable transfer fee is deducted from the amount transferred. All transfer requests made simultaneously are treated as a single request. No transfer fee is imposed for any transfer which is not at the policyowner's request. United guarantees that the transfer fee will not increase above these levels.

5.      MARKET VALUE PER UNIT

     The market value per unit on the Statement of Net Assets is calculated as an aggregate valuation for all assets and all products combined for each sub-account. The distinct market values per unit for Series I, Series V and Ultra-Access products may differ from the aggregate amount calculated due to differing product fees and the timing of the initial valuation of each product.


6.   NET ASSETS

     The  components  of  net  assets   consist  of  the  following   cumulative
     investment-related accounts at December 31, 1999:

                                                   Net         Net     Changes in
                                                Investment  Realized   Unrealized
                     Shares        Shares         Income      Gains       Gains         Net
                    Purchased       Sold        (Expense)   (Losses)    (Losses)      Assets

Alger:
  American Growth  $ 52,213,736 $ (15,939,852   $10,672,991$ 4,791,115 $ 22,912,763 $ 74,650,753
  American Small
    Capitalization   41,066,184  (13,748,461)    8,204,206     161,677  12,162,132    47,845,738

Federated:
  Prime Money
   Fund II          372,369,397 (316,827,560)    4,678,080           -           -    60,219,917
  U.S. Government
    Securities II    43,173,534  (17,197,121)    2,078,856   1,067,987    (120,788)   29,002,468

Fidelity:
  Asset Manager         816,023     (501,613)      205,104      64,294     100,582       684,390
  Asset Manager:
   Growth            47,211,159  (13,885,109)    8,702,536   3,337,154  12,382,003    57,747,743
  Contrafund         70,167,358  (24,876,960)    5,219,149   6,333,305  30,884,562    87,727,414
  Equity Income      77,733,412  (21,345,165)    9,027,039   3,547,501  10,141,210    79,103,997
  Growth              2,308,020   (2,018,291)      323,022     438,572     373,281     1,424,604
  Index 500          52,993,346   (5,768,175)      271,363   1,330,905  12,486,583    61,314,022

MFS:
  Capital
  Opportunities      24,920,181   (2,186,780)      160,029     595,292  11,500,575    34,989,297
  Emerging Growth   104,356,985  (67,565,299)     (817,310) 13,038,235  57,784,860   106,797,471
  Global Governments 21,748,454   (6,768,139)      947,758     124,075    (381,788)   15,670,360
  High Income        85,333,706  (62,142,589)    3,358,663     853,973      83,750    27,487,503
  Research           55,764,194  (25,497,602)      801,991   7,680,712  18,093,412    56,842,707

Morgan Stanley Dean
  Witter:
    Emerging Markets
      Equity          1,201,452     (238,094)       (6,210)     57,601     400,131     1,414,880
    Fixed Income      2,634,717     (870,274)       92,706     (26,172)    (96,737)    1,734,240



                                       49



(continued)                                        Net         Net     Changes in
                                                Investment  Realized   Unrealized
                     Shares        Shares         Income      Gains       Gains         Net
                    Purchased       Sold        (Expense)   (Losses)    (Losses)      Assets

Pioneer:
  Capital Growth      9,894,390   (2,200,936)      392,071     (99,023)     31,218     8,017,720
  Real Estate Growth 12,080,895   (3,593,611)      655,440    (294,655) (1,720,610)    7,127,459

Scudder:
  Bond                1,389,796   (1,201,108)       97,694       8,908     (13,852)      281,438
  Global Discovery    6,530,387   (2,705,213)       14,878     416,995   2,246,485     6,503,532
  Growth & Income    16,473,807   (4,143,385)    1,680,125      74,045    (594,276)   13,490,316
  Money Market        5,728,349   (5,525,529)       36,496           -           -       239,316
  International      64,443,017  (37,102,812)    7,525,529   2,847,514  15,703,157    53,416,405

T. Rowe Price:
  Equity Income      79,375,861  (25,088,352)   10,824,341   7,093,292   4,047,075    76,252,217
  International
   Stock             74,036,220  (41,491,307)    1,516,345   5,035,264  13,765,034    52,861,556
  Limited Term Bond  40,170,301   (7,571,396)    3,198,082      (8,347) (1,143,129)   34,645,511
  New America Growth 38,006,993  (11,527,430)    2,557,003   3,260,884  10,088,264    42,385,714
  Personal Strategy
    Balanced         47,392,245  (12,791,404)    9,148,982   2,483,655   4,494,876    50,728,354

          Total  $1,451,534,119 (752,319,567)  $91,566,959 $64,214,758 235,610,773 1,090,607,042


PART C  OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS
        (a) Financial Statements

          All required financial statements are included in Part B of this Registration Statement.

        (b) Exhibits:  The following exhibits are filed herewith:
Exhibit No.    Description of Exhibit

(1)   (a)      Resolution  of the Board of Directors of United of Omaha Life
               Insurance Company establishing the Variable Account. *

(2)            Not applicable.

 (3)  (a)      Principal  Underwriter  Agreement  by and between  United of
               Omaha Life Insurance Company,  on its own behalf and on behalf of the Variable Account, and Mutual of Omaha Investor Services, Inc.
               *

      (b)      Form of  Broker/Dealer  Supervision  and Sales  Agreement  by and
               between  Mutual  of  Omaha  Investor   Services,   Inc.  and  the
               Broker/Dealer.*

(4)   (a)      Form of Policy for the Ultra-Access variable annuity Policy.***

      (b)      Form of Riders to the Policy.*

(1)            Systematic Transfer Enrollment Program Endorsement to the
               Policy. ***

(5)            Form of Application to the Policy.  *

(6)   (a)      Articles of Incorporation of United of Omaha Life Insurance
               Company.*

      (b)      Bylaws of United of Omaha Life Insurance Company.*

 (7)           Not applicable.

 (8)  (a)      Participation  Agreement by and between  United of Omaha Life
               Insurance Company and the Alger American Fund*

      (b) Participation Agreement by and between United of Omaha Life Insurance Company and the Insurance Management Series*

      (c) Participation Agreement by and between United of Omaha Life Insurance Company and the Fidelity VIP Fund and Fidelity VIP Fund II.*

      (d) Participation Agreement by and between United of Omaha Life Insurance Company and the MFS Variable Insurance Trust.*

      (e) Participation Agreement by and between United of Omaha Life Insurance Company and the Pioneer Variable Contracts Trust.*

      (f) Participation Agreement by and between United of Omaha Life Insurance Company and the Scudder Variable Life Investment Fund.*

      (g) Participation Agreement by and between United of Omaha Life Insurance Company and T. Rowe Price International Series, T. Rowe Price Fixed Income Series, and T. Rowe Price Equity Series.*

      (h) Participation Agreement by and between United of Omaha Life Insurance Company and Morgan Stanley Universal Fund, et. al.***

      (i) Participation Agreement by and between United of Omaha Life Insurance Company and BT Insurance Funds Trust.****

(9)             Opinion and Consent of Counsel.

(10)            Consent of Independent Auditors.

(11)            Not applicable.

(12)            Not applicable.

(13)            Schedules of Computation of Performance Data.

(14)            Powers of Attorney.**


* Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on April 24, 1997 (File No. 33-89848).

** Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on April 26, 1999 (File No. 33-89848).

***Incorporated by reference to the Registration Statement for United of Omaha Separate Account B filed on April 26, 1999 (File No. 33-89848).

****Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on April 26, 2000 (File No. 33-89848).

ITEM 25.       DIRECTORS AND OFFICERS OF THE DEPOSITOR

Our Directors and Senior Officers are:

 DIRECTORS*
 Samuel L. Foggie, Sr.   Retired Banking and Finance Industry Executive
 Carol B. Hallett        President and CEO, Air Transport Association of America
 Jeffrey M. Heller       President & COO, Electronic Data Systems
 Thomas W. Osborne       University of Nebraska Alumni Association
 Richard J. Sampson      Retired Insurance Executive of our Company
 Oscar S. Straus II      Chairman, The Daniel and Florence Guggenheim Foundation
 John A. Sturgeon        President and COO of our Company
 Michael A. Wayne        John Wayne Cancer Institute and John Wayne Foundation
                         Executive
 John W. Weekly          Chairman of the Board and CEO of our Company

 SENIOR OFFICERS*
 John W. Weekly          Chairman and Chief Executive Officer
 John A. Sturgeon        President and Chief Operating Officer
 G. Ronald Ames          Executive Vice President
 Cecil D. Bykerk         Executive Vice President (Chief Actuary)
 James L. Hanson         Executive Vice President (Information Services)
 Randall C. Horn         Executive Vice President (Individual Insurance)
 M. Jane Huerter         Executive Vice President (Corporate Secretary)
 William C. Mattox       Executive Vice President (Federal Government Affairs)
 Thomas J. McCusker      Executive Vice President (General Counsel)
 Daniel P. Neary         Executive Vice President (Group Insurance)
 Tommie D. Thompson      Executive Vice President (Treasurer; Comptroller)
 Richard A. Witt         Executive Vice President (Chief Investment Officer)


        *Business address for all directors and officers is Mutual of Omaha Plaza, Omaha, Nebraska 68175.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


Name of Corporation (where organized)*                                          Type of Corporation
--------------------------------------                                          -------------------

Mutual of Omaha Insurance Company (NE)                                  Accident & Health Insurance
        KFS Corporation (NE)                                            Holding Corporation
               Fulcrum Growth Partners, L.L.C. (NE)                     Investment Partnership
               Kirkpatrick, Pettis, Smith, Polian Inc. (NE)             Registered broker-dealer  &
                                                                        investment advisor
               KPM Investment Management, Inc. (NE)                     Investment advisor
               Kirkpatrick Pettis Trust Company (NE)                    Trust company
        Mutual of Omaha Health Plans, Inc. (NE)                         Holding corporation
               Exclusive Healthcare, Inc. (NE)                          HMO
                      Mutual of Omaha Health Plans of Lincoln, Inc.(NE) Staff Model HMO
                      Preferred Health Alliance, Inc. (NE)              Joint venture w/physician &
                                                                        hospital organization
               Mutual of Omaha Health Plans of Ohio, Inc. (OH)          HMO
               Mutual of Omaha of South Dakota & Community Health
                                      Plus HMO, Inc. (SD)               HMO
        Mutual of Omaha Holdings, Inc. (NE)                             Holding corporation
               Innowave incorporated (NE)                               Markets water distillation products
               Mutual Asset Management Co. (NE)                         Asset management services
               Mutual of Omaha Investor Services, Inc. (NE)             Registered securities
                                                                        Broker-Dealer
               Mutual of Omaha Marketing Corporation (NE)               Markets health insurance
        Mutual of Omaha U.K. Limited (U.K.)                             Insurance in United Kingdom (inactive)
        The Omaha Indemnity Company (WI)                                Property & casualty insurance (inactive)
        Omaha Property and Casualty Insurance Company (NE)              Property & casualty insurance
               Adjustment Services, Inc. (NE)                           Claims adjusting services
        United of Omaha Life Insurance Company (NE)                     Life, H&A insurance/annuities
               Companion Life Insurance Company (NY)                    Life insurance/annuities
               Mutual of Omaha Structured Settlement Company, Inc. (CT) Structured settlements
               Mutual of Omaha Structure Settlement Company of
                                            New York, Inc. (NY)         Structured settlements
               United World Life Insurance Company (NE)                 Accident & health and life insurance

*Subsidiaries of subsidiaries are indicated by indentations.


ITEM 27.       NUMBER OF POLICYOWNERS

      As of December 31, 1999, there were 218 Owners of the Policies.

ITEM 28.       INDEMNIFICATION

    The Nebraska Business Corporation Act (Section 21-2004(15)) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Nebraska Business Corporation Act also specifies procedures for determining when indemnification payments can be made.
    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of United of Omaha Life Insurance Company pursuant to the foregoing provisions, or otherwise, United has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by United of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), United will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. With respect to indemnification, Section XI of United's Articles of Incorporation provides as follows:

            An outside director of the Company shall not be personally liable to the Company or its Stockholders for monetary damages for breach of fiduciary duty as a director, except for liability for: (i) any act or omission not in good faith which involves intentional misconduct or a knowing violation of the law; (ii) any transaction from which the outside director derived an improper direct or indirect financial benefit; (iii) paying or approving a dividend which is in violation of Nebraska law; (iv) any act or omission which violates a declaratory or injunctive order obtained by the Company or its Stockholders; and (v) any act or omission occurring prior to the effective date of the amendments to the Articles of Incorporation of the Company incorporating this ARTICLE XI.

            For purposes of this ARTICLE XI, an outside director shall mean a member of the Board of Directors who is not an officer or a person who may control the conduct of the Company through management agreements, voting trusts, directorships in related corporations, or any other device or relationship.

            If the Nebraska Business Corporation Act is amended after approval by the Stockholders of this ARTICLE XI to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Company shall be eliminated or limited to the fullest extent permitted by the Nebraska Business Corporation Act as so amended.

            Any repeal or modification of the foregoing ARTICLE XI by the Stockholders of the Company shall not adversely affect any right or protection of a director of the Company existing at the time of such repeal or modification.

   Article VII of United of Omaha's Bylaws provides as follows:
            Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that such person then is or was a director, officer, employee, or agent of the Company (or is or was serving at the request of the Company in any such capacity for an other legal entity or enterprise, shall be indemnified by the Company against expense, judgements, fines, and amounts paid in settlement to the full extent that such persons are permitted to be indemnified by the laws of the State of Nebraska as in effect as of any date of determination. The provisions of this Article shall not adversely affect any right to indemnification which any person may have apart from the provisions of this Article.

ITEM 29.       PRINCIPAL UNDERWRITER

          (a) In addition to Registrant, Mutual of Omaha Investor Services, Inc. is the principal underwriter for policies offered by United of Omaha Life Insurance Company through United of Omaha Separate Account B and offered by Companion Life Insurance Company through Companion Life Separate Account C and Companion Life Separate Account B.

          (b) The directors and principal officers of Mutual of Omaha Investor Services, Inc. (principal address: Mutual of Omaha Plaza, Omaha, Nebraska 68175) are as follows:

            NAME                                   TITLE

            John W. Weekly           Chairman, Director
            Richard A. Witt          President, Director
            M. Jane Huerter          Secretary and Director
            Brian P. McGinty         Director
            Randall C. Horn          Director
            William J. Bluvas        Vice President, Treasurer

          (c) Mutual of Omaha Investor Services, Inc. is the principal underwriter of the Policies. Commissions payable to a broker-dealer may be up to 7.5% of purchase payments. For the fiscal year ended December 31, 1999, United paid $566,991 in total compensation to MOIS; of this amount MOIS retained $226,599 as concessions for its services as principal underwriter and for distribution concessions, with the remaining amount paid to other broker-dealers.

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

    The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by United of Omaha Life Insurance Company at Mutual of Omaha Plaza, Omaha, Nebraska 68175.

ITEM 31.    MANAGEMENT SERVICES.

    All management policies are discussed in Part A or Part B of this registration statement.

ITEM 32.    UNDERTAKINGS

        (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as purchase payments under the Policy may be accepted.
        (b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.
        (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request to United at the address or phone number listed in the Prospectus.
        (d) United represents that the fees and charges under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by United.

SECTION 403(B) REPRESENTATIONS
    United  represents  that it is relying on a no-action  letter dated November
28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

STATEMENT PURSUANT TO RULE 6C-7:  TEXAS OPTIONAL RETIREMENT PROGRAM
    United and the Variable Account rely on 17 C.F.R. ss. 270.6c-7, and represent that the provisions of that Rule have been or will be complied with.

                                   SIGNATURES

    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this post-effective amendment No.5 to the registration statement to be signed on its behalf, in the City of Omaha and State of Nebraska, on April 26, 2000.

                       UNITED OF OMAHA SEPARATE ACCOUNT C

                     UNITED OF OMAHA LIFE INSURANCE COMPANY
                                     Depositor

                                     /s/ Thomas J. McCusker
                                     ---------------------------------------
                                     By:    Thomas J. McCusker


    As required by the Securities Act of 1933, this post-effective amendment No. 5 to the registration statement has been signed by the following persons on April 26, 2000 in the capacities and on the duties indicated.

Signatures                        Title                                Date


by__________________________*     Chairman of the Board,                4/26/00
        John W. Weekly            Chief Executive Officer

by__________________________*     President, Chief Operation Officer,   4/26/00
        John A. Sturgeon          Director

by__________________________*     Treasurer and Comptroller             4/26/00
        Tommie Thompson           (Principal Financial Officer
                                   and Principal Accounting Officer)

by__________________________ *   Director                               4/26/00
        Samuel L. Foggie, Sr.

by__________________________*     Director                              4/26/00
        Carol B. Hallett

by__________________________*     Director                              4/26/00
        Jeffrey M. Heller

by__________________________*     Director                              4/26/00
        Thomas W. Osborn

by_________________________*      Director                              4/26/00
        Richard J. Sampson

by________________________*       Director                              4/26/00
        Oscar S. Straus II

by_______________________*        Director                              4/26/00
        Michael A. Wayne


* Signed by Thomas J.  McCusker  under Powers of Attorney  effective  January 1,
1999.

                           Registration No. 333-51051
                                    811-8910




                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------




                       UNITED OF OMAHA SEPARATE ACCOUNT C

                                       OF

                     UNITED OF OMAHA LIFE INSURANCE COMPANY





                                    EXHIBITS






                                       TO

                     THE REGISTRATION STATEMENT ON FORM N-4

                                      under

            THE SECURITIES ACT OF 1933, Post-effective Amendment # 5

                                       and

              THE INVESTMENT COMPANY ACT OF 1940, Amendment No. 21







                                 April 26, 2000

                                  EXHIBIT INDEX

Exhibit No.      Description of Exhibit

 (9)             Opinion and Consent of Counsel.

(10)             Consent of Independent Auditors.

(13)             Schedules of Computation of Performance Data.